UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite Index®

Fund

Annual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite Index®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite Index® Fund	16.24%	3.39%	6.32%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equity benchmarks posted double-digit gains for the year ending November 30, 2012, despite investors' concerns over debt woes in Europe, slower growth in China and partisan gridlock in Congress. Signs of recovery in the U.S. economy lifted stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.13% for the 12 months, while the technology-heavy Nasdaq Composite Index® gained 16.32% and the blue-chip-laden Dow Jones Industrial AverageSM added 11.10%. Stocks fell early on, but an improving U.S. economy and proposed bailouts in Europe buoyed equities in the first quarter of 2012. Fear resurfaced in April and May, but stocks rebounded in June on central bank stimulus, a reviving U.S. housing market and more eurozone aid. Although equity benchmarks hit multiyear highs in September, pre-election jitters and the looming "fiscal cliff" of tax hikes and federal spending cuts triggered some profit-taking, followed by a brief post-election sell-off. Hurricane Sandy's aftereffects added to uncertainty, but stocks proved resilient. Five of the 10 sectors within the S&P 500® Index outperformed the benchmark, led by financials and consumer discretionary, while energy and utilities lagged the most, with only modest gains. Despite eurozone turmoil, foreign developed-markets stocks rose, with the MSCI® EAFE® Index adding 12.76%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Nasdaq Composite Index® Fund: For the year, the fund rose 16.24%, modestly trailing the Nasdaq index. Apple was the biggest individual contributor. Its shares were up roughly 54%, and this impact was magnified because the consumer electronics and computer maker was, by far, the largest position in the index. Also in technology, online auction site eBay did very well, while Internet search leader Google and wireless technology company QUALCOMM also contributed. Elsewhere, media and cable company Comcast and Internet retailer Amazon.com enjoyed good results, and, in health care, biotechnology stocks Gilead Sciences and Amgen contributed. In contrast, Intel, a maker of microprocessors, was a notable detractor, declining approximately 19%, with much of that loss coming late in the period. Computer maker Dell also encountered tough times. Other technology detractors were Baidu.com, the leading Internet search company in China; Research In Motion, the Canadian maker of the struggling BlackBerry® communication device; and social media giant Facebook. In other areas, shares of Internet daily deals retailer Groupon sharply dropped, while for-profit higher education company Apollo Group also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.35%	$ 1,000.00	$ 1,071.60	$ 1.81
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.25	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.7	12.4
Microsoft Corp.	4.8	5.6
Google, Inc. Class A	3.9	3.5
Oracle Corp.	3.3	3.1
Amazon.com, Inc.	2.4	2.2
QUALCOMM, Inc.	2.3	2.2
Cisco Systems, Inc.	2.2	2.0
Intel Corp.	2.1	3.0
Comcast Corp. Class A	1.7	1.4
eBay, Inc.	1.5	1.2
	35.9
Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.4	52.5
Consumer Discretionary	17.2	17.0
Health Care	12.7	12.5
Financials	6.6	6.8
Industrials	4.1	4.2
Consumer Staples	4.0	2.3
Energy	1.3	1.3
Telecommunication Services	1.2	1.2
Materials	1.0	0.9
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.1%
Ballard Power Systems, Inc. (a)(d)	6,442	$ 4,215
China Automotive Systems, Inc. (a)	2,230	11,284
China XD Plastics Co. Ltd. (a)(d)	4,588	19,270
Dorman Products, Inc. (d)	3,880	132,696
Exide Technologies (a)	5,824	16,831
Federal-Mogul Corp. Class A (a)(d)	9,337	73,389
Fuel Systems Solutions, Inc. (a)(d)	2,518	38,047
Gentex Corp. (d)	14,463	256,718
Gentherm, Inc. (a)	2,521	30,479
Motorcar Parts of America, Inc. (a)	1,158	7,504
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	790
Shiloh Industries, Inc.	4,341	49,444
SORL Auto Parts, Inc. (a)(d)	1,464	3,704
Spartan Motors, Inc.	2,787	13,740
Strattec Security Corp.	415	9,499
		667,610
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	14,332
Tesla Motors, Inc. (a)(d)	11,171	377,803
		392,135
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,067	48,815
LKQ Corp. (a)	29,474	646,070
Pool Corp.	4,540	190,181
VOXX International Corp. (a)	1,524	10,272
Weyco Group, Inc.	1,086	25,554
		920,892
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	1,702	58,515
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	11,379	218,363
Ascent Capital Group, Inc. (a)	1,844	112,871
Cambium Learning Group, Inc. (a)	3,505	3,260
Capella Education Co. (a)(d)	1,212	33,536
Career Education Corp. (a)	5,375	16,071
ChinaEdu Corp. sponsored ADR (a)	1,016	5,893
Coinstar, Inc. (a)(d)	2,977	140,038
Collectors Universe, Inc.	712	7,284
Corinthian Colleges, Inc. (a)	6,096	13,533
Education Management Corp. (a)(d)	14,181	54,880
Grand Canyon Education, Inc. (a)(d)	5,380	127,398
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
JTH Holding, Inc. Class A (a)	6,466	$ 90,007
Learning Tree International, Inc. (a)	1,097	6,066
Lincoln Educational Services Corp.	1,850	7,160
Matthews International Corp. Class A	3,826	115,737
National American University Holdings, Inc.	1,829	7,243
School Specialty, Inc. (a)	1,586	2,078
Steiner Leisure Ltd. (a)(d)	1,268	58,328
Stewart Enterprises, Inc. Class A	7,145	54,588
Strayer Education, Inc.	1,129	59,081
		1,191,930
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	2,049	54,176
Ambassadors Group, Inc. (d)	1,175	5,581
Ameristar Casinos, Inc.	3,288	65,431
Asia Entertainment & Resources Ltd. (d)	2,800	9,436
BJ's Restaurants, Inc. (a)(d)	2,772	95,052
Bloomin' Brands, Inc. (d)	15,145	239,745
Bob Evans Farms, Inc.	2,478	93,396
Bravo Brio Restaurant Group, Inc. (a)	2,791	38,097
Buffalo Wild Wings, Inc. (a)(d)	1,987	143,938
Caesars Entertainment Corp. (d)	12,071	73,633
Caribou Coffee Co., Inc. (a)(d)	1,897	22,859
Carrols Restaurant Group, Inc. (a)	1,559	10,118
Century Casinos, Inc. (a)	2,256	5,978
China Lodging Group Ltd. ADR (a)(d)	2,181	36,968
Churchill Downs, Inc.	1,815	114,726
Chuys Holdings, Inc. (d)	1,209	28,472
Cosi, Inc. (a)	1,996	1,178
Cracker Barrel Old Country Store, Inc. (d)	2,261	138,938
Ctrip.com International Ltd. sponsored ADR (a)(d)	15,830	302,353
Del Frisco's Restaurant Group, Inc. (a)(d)	1,940	28,731
Denny's Corp. (a)	13,909	66,068
Dunkin' Brands Group, Inc. (d)	11,137	354,379
Einstein Noah Restaurant Group, Inc.	1,406	22,510
eLong, Inc. sponsored ADR (a)	893	13,127
Famous Dave's of America, Inc. (a)	1,074	9,344
Fiesta Restaurant Group, Inc. (a)	2,187	32,914
Gaming Partners International Corp.	597	4,173
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,973	106,794
Icahn Enterprises LP	11,333	452,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	2,411	$ 30,620
International Speedway Corp. Class A (d)	2,203	59,106
Interval Leisure Group, Inc.	6,529	122,941
Isle of Capri Casinos, Inc. (a)	3,470	17,038
Jack in the Box, Inc. (a)(d)	4,029	110,999
Jamba, Inc. (a)(d)	19,054	40,013
Lakes Entertainment, Inc. (a)	2,346	6,170
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	19,154	292,290
Monarch Casino & Resort, Inc. (a)	1,459	13,817
Morgans Hotel Group Co. (a)	2,367	13,847
MTR Gaming Group, Inc. (a)	1,922	5,535
Multimedia Games Holding Co., Inc. (a)	2,225	32,886
Nathan's Famous, Inc. (a)(d)	1,400	44,324
Panera Bread Co. Class A (a)(d)	2,867	460,154
Papa John's International, Inc. (a)	2,235	118,299
Penn National Gaming, Inc. (a)(d)	8,040	408,593
PokerTek, Inc. (a)	228	162
Premier Exhibitions, Inc. (a)(d)	3,637	9,929
Red Robin Gourmet Burgers, Inc. (a)(d)	1,253	41,036
Rick's Cabaret International, Inc. (a)	1,724	13,999
Ruth's Hospitality Group, Inc. (a)	3,483	26,123
Scientific Games Corp. Class A (a)(d)	9,867	82,192
SHFL Entertainment, Inc. (a)(d)	4,905	67,493
Sonic Corp. (a)(d)	5,467	55,381
Starbucks Corp.	78,046	4,048,246
Texas Roadhouse, Inc. Class A	7,090	117,765
The Cheesecake Factory, Inc. (d)	5,266	180,045
Town Sports International Holdings, Inc.	1,521	15,393
Wendy's Co.	37,456	174,545
Wynn Resorts Ltd.	10,269	1,154,236
		10,333,479
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	10,343
Cavco Industries, Inc. (a)(d)	650	33,475
Deer Consumer Products, Inc. (d)	2,580	5,676
Dixie Group, Inc. (a)	767	2,439
Flexsteel Industries, Inc.	620	12,332
Garmin Ltd. (d)	20,210	785,967
Helen of Troy Ltd. (a)(d)	3,230	99,678
Hooker Furniture Corp.	696	9,667
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	2,647	$ 49,869
Lifetime Brands, Inc.	658	6,580
SGOCO Technology Ltd. (a)	1,000	1,070
Skullcandy, Inc. (a)	2,787	24,024
SodaStream International Ltd. (a)(d)	1,860	74,177
Stanley Furniture Co., Inc. (a)	825	3,713
Universal Electronics, Inc. (a)	1,279	22,562
Zagg, Inc. (a)(d)	3,197	23,114
		1,164,686
Internet & Catalog Retail - 4.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	5,468
Amazon.com, Inc. (a)	46,330	11,677,477
Blue Nile, Inc. (a)	1,382	54,368
CafePress, Inc.	1,330	7,754
dELiA*s, Inc. (a)	2,226	2,337
Expedia, Inc. (d)	12,520	774,487
Gaiam, Inc. Class A (a)	1,930	5,365
Geeknet, Inc. (a)	449	7,691
Groupon, Inc. Class A (a)(d)	67,650	283,454
Hollywood Media Corp. (a)	3,540	4,390
HomeAway, Inc. (a)	8,723	178,647
HSN, Inc.	5,930	313,638
Kayak Software Corp.	331	13,472
Liberty Media Corp. Interactive Series A (a)(d)	55,624	1,073,543
MakeMyTrip Ltd. (a)(d)	4,155	57,921
Mecox Lane Ltd. ADR (a)	800	428
Netflix, Inc. (a)(d)	5,745	469,424
NutriSystem, Inc.	3,003	23,994
Overstock.com, Inc. (a)(d)	2,066	31,341
PetMed Express, Inc.	1,606	18,533
Priceline.com, Inc. (a)(d)	5,088	3,374,158
Shutterfly, Inc. (a)	3,440	92,708
TripAdvisor, Inc. (d)	13,318	508,614
U.S. Auto Parts Network, Inc. (a)	2,459	4,770
ValueVision Media, Inc. Class A (a)	5,170	9,461
Vitacost.com, Inc. (a)(d)	3,923	28,442
		19,021,885
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)(d)	1,267	47,677
Black Diamond, Inc. (a)(d)	4,678	38,547
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Escalade, Inc.	749	$ 3,812
Hasbro, Inc. (d)	13,062	502,365
JAKKS Pacific, Inc.	3,085	38,501
Johnson Outdoors, Inc. Class A (a)	771	16,098
Mattel, Inc. (d)	35,134	1,317,876
Smith & Wesson Holding Corp. (a)(d)	6,189	65,603
Summer Infant, Inc. (a)	1,750	3,080
		2,033,559
Media - 6.9%
AirMedia Group, Inc. ADR (a)	3,030	6,545
AMC Networks, Inc. Class A (a)	6,052	319,304
Beasley Broadcast Group, Inc. Class A (a)	689	3,369
Bona Film Group Ltd. sponsored ADR (a)	1,803	9,195
Carmike Cinemas, Inc. (a)	1,268	19,172
Central European Media Enterprises Ltd. Class A (a)(d)	9,690	44,865
Charter Communications, Inc. Class A (a)(d)	10,318	731,030
China Yida Holding Co. (a)(d)	387	1,378
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,326
Comcast Corp.:
Class A (d)	214,790	7,985,892
Class A (special) (non-vtg.)	56,903	2,050,784
Crown Media Holdings, Inc. Class A (a)(d)	32,822	60,064
CTC Media, Inc.	15,102	127,612
Cumulus Media, Inc. Class A (a)(d)	13,687	31,343
Daily Journal Corp. (a)	220	19,936
Digital Generation, Inc. (a)(d)	2,630	27,931
DIRECTV (a)(d)	64,561	3,208,682
Discovery Communications, Inc. (a)(d)	15,529	938,107
Discovery Communications, Inc.:
Class B (a)	715	43,100
Class C (non-vtg.) (a)(d)	8,876	499,541
DISH Network Corp. Class A	21,530	797,471
DreamWorks Animation SKG, Inc. Class A (a)	7,310	125,220
Emmis Communications Corp. Class A (a)	2,486	4,723
Fisher Communications, Inc.	802	20,138
Focus Media Holding Ltd. ADR (d)	12,193	296,168
Global Sources Ltd. (a)	3,344	20,198
Harris Interactive, Inc. (a)	4,199	5,711
Insignia Systems, Inc. (a)	738	1,255
Lamar Advertising Co. Class A (a)(d)	8,353	328,022
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc.:
Class A (a)	14,663	$ 821,715
Class B (a)	247	12,943
Class C (a)	11,875	626,288
Liberty Media Corp.:
Capital Series A (a)	12,373	1,360,906
Series A (a)	3,561	208,497
LodgeNet Entertainment Corp. (a)(d)	2,000	300
MDC Partners, Inc. Class A (sub. vtg.)	2,702	28,641
Morningstar, Inc. (d)	5,116	326,554
National CineMedia, Inc.	5,048	72,186
Navarre Corp. (a)	2,626	4,596
New Frontier Media, Inc. rights (a)	2,838	0
News Corp.:
Class A	161,526	3,980,001
Class B (d)	79,866	2,014,221
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	10,494
Outdoor Channel Holdings, Inc.	1,940	14,414
Radio One, Inc. Class D (non-vtg.) (a)	3,233	2,392
ReachLocal, Inc. (a)(d)	2,733	29,954
Reading International, Inc. Class A (a)	2,789	15,869
Rentrak Corp. (a)	996	19,143
RRSat Global Communications Network Ltd.	1,296	8,113
Salem Communications Corp. Class A	2,027	10,500
Scholastic Corp. (d)	3,140	88,108
Sinclair Broadcast Group, Inc. Class A	4,800	52,944
Sirius XM Radio, Inc. (a)(d)	537,564	1,494,428
Spanish Broadcasting System, Inc. Class A (a)	311	750
SuperMedia, Inc. (a)	1,700	3,672
The Madison Square Garden Co. Class A (a)	6,384	279,619
Value Line, Inc.	658	6,001
Viacom, Inc.:
Class A	4,239	221,233
Class B (non-vtg.)	48,161	2,485,589
Virgin Media, Inc.	27,608	970,973
VisionChina Media, Inc. ADR (a)	5,356	1,231
WPP PLC sponsored ADR	1,128	77,494
		32,977,851
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	24,163	1,008,564
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Fred's, Inc. Class A	3,106	$ 41,310
Gordmans Stores, Inc. (a)(d)	2,098	30,337
Sears Canada, Inc. (a)	1	11
Sears Holdings Corp. (a)(d)	11,192	470,176
The Bon-Ton Stores, Inc.	1,410	16,709
Tuesday Morning Corp. (a)	4,055	25,587
		1,592,694
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)(d)	822	30,332
Ascena Retail Group, Inc. (a)(d)	16,070	323,007
bebe Stores, Inc.	8,147	30,633
Bed Bath & Beyond, Inc. (a)	23,663	1,389,491
Big 5 Sporting Goods Corp.	1,981	27,734
Body Central Corp. (a)	1,200	12,276
Books-A-Million, Inc. (a)(d)	1,634	4,199
Cache, Inc. (a)	659	1,621
Casual Male Retail Group, Inc. (a)	4,191	16,052
Citi Trends, Inc. (a)	1,148	16,026
Coldwater Creek, Inc. (a)(d)	1,716	9,816
Conn's, Inc. (a)	3,311	93,635
Destination Maternity Corp.	1,585	35,219
Finish Line, Inc. Class A	5,933	122,398
Five Below, Inc. (d)	5,194	192,957
Francescas Holdings Corp. (a)(d)	4,186	108,962
Hastings Entertainment, Inc. (a)(d)	1,374	2,748
Hibbett Sports, Inc. (a)(d)	3,032	162,940
Hot Topic, Inc.	3,405	33,982
Jos. A. Bank Clothiers, Inc. (a)(d)	3,157	136,067
Kirkland's, Inc. (a)	1,743	15,844
Mattress Firm Holding Corp.	3,253	93,068
Monro Muffler Brake, Inc. (d)	3,614	115,937
O'Reilly Automotive, Inc. (a)(d)	12,425	1,168,944
Orchard Supply Hardware Stores Corp. Class A	370	2,868
Pacific Sunwear of California, Inc. (a)(d)	6,909	10,502
Perfumania Holdings, Inc. (a)	1,858	9,197
PetSmart, Inc.	11,159	788,495
Rent-A-Center, Inc. (d)	5,885	204,563
Ross Stores, Inc.	23,477	1,336,311
rue21, Inc. (a)(d)	2,293	65,832
Sears Hometown & Outlet Stores, Inc. (a)	2,200	69,366
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)(d)	5,406	$ 144,773
Shoe Carnival, Inc. (d)	3,305	73,074
Staples, Inc. (d)	70,406	823,750
Stein Mart, Inc.	3,807	32,512
The Children's Place Retail Stores, Inc. (a)(d)	2,590	125,900
Tile Shop Holdings, Inc. (a)(d)	3,800	59,546
Tractor Supply Co.	7,445	667,221
Trans World Entertainment Corp.	1,445	5,621
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	6,620	663,854
Urban Outfitters, Inc. (a)(d)	15,233	574,284
West Marine, Inc. (a)	2,166	22,396
Wet Seal, Inc. Class A (a)	7,436	21,862
Winmark Corp.	446	25,195
Zumiez, Inc. (a)	558	11,539
		9,882,549
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	881	12,625
Columbia Sportswear Co. (d)	3,598	208,324
Crocs, Inc. (a)	8,574	114,463
Deckers Outdoor Corp. (a)(d)	3,656	139,988
Exceed Co. Ltd. (a)	1,935	2,864
Fossil, Inc. (a)	6,264	541,460
G-III Apparel Group Ltd. (a)(d)	1,887	71,800
Heelys, Inc. (a)	1,200	2,664
Iconix Brand Group, Inc. (a)(d)	6,859	138,277
Joe's Jeans, Inc. (a)	4,434	3,946
K-Swiss, Inc. Class A (a)	2,345	7,246
Kingold Jewelry, Inc. (a)(d)	5,932	6,585
LJ International, Inc. (a)	2,378	3,947
lululemon athletica, Inc. (a)(d)	11,737	842,482
Perry Ellis International, Inc. (a)(d)	1,343	29,116
R.G. Barry Corp.	1,275	19,546
Rocky Brands, Inc. (a)	1,005	13,377
Steven Madden Ltd. (a)(d)	5,601	249,301
Tandy Brands Accessories, Inc. (a)	905	1,466
True Religion Apparel, Inc.	2,372	61,885
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	4,144	$ 114,830
Wacoal Holdings Corp. sponsored ADR	361	19,563
		2,605,755
TOTAL CONSUMER DISCRETIONARY		82,785,025
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	8,764	14,811
Coca-Cola Bottling Co. CONSOLIDATED (d)	844	57,932
Craft Brew Alliance, Inc. (a)	8,268	52,750
MGP Ingredients, Inc.	1,799	5,937
Monster Beverage Corp. (a)	18,092	941,689
National Beverage Corp.	7,196	123,483
Primo Water Corp. (a)	1,600	1,648
		1,198,250
Food & Staples Retailing - 1.6%
Andersons, Inc. (d)	2,027	85,499
Arden Group, Inc. Class A	231	23,040
Casey's General Stores, Inc. (d)	4,025	198,835
Chefs' Warehouse Holdings (a)(d)	2,181	34,482
China Jo-Jo Drugstores, Inc. (a)	1,100	1,100
Costco Wholesale Corp.	44,166	4,592,822
Fresh Market, Inc. (a)(d)	5,000	259,150
Ingles Markets, Inc. Class A	1,211	19,727
Nash-Finch Co.	1,029	21,712
PriceSmart, Inc.	3,591	278,374
QKL Stores, Inc. (a)	1,092	928
Spartan Stores, Inc.	1,954	29,388
Susser Holdings Corp. (a)(d)	2,534	92,516
The Pantry, Inc. (a)(d)	2,076	26,656
United Natural Foods, Inc. (a)	5,434	281,318
Village Super Market, Inc. Class A	572	21,542
Whole Foods Market, Inc.	18,861	1,760,863
		7,727,952
Food Products - 2.0%
Alico, Inc.	753	25,918
Bridgford Foods Corp.	433	3,009
Cal-Maine Foods, Inc.	1,935	88,952
Calavo Growers, Inc.	1,103	26,538
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc. (d)	2,254	$ 32,097
Farmer Brothers Co. (a)	1,539	17,098
GLG Life Tech Corp. (a)	1,584	1,052
Green Mountain Coffee Roasters, Inc. (a)(d)	16,098	590,314
Griffin Land & Nurseries, Inc.	515	13,066
Hain Celestial Group, Inc. (a)(d)	5,116	308,341
Inventure Foods, Inc. (a)	6,100	39,589
J&J Snack Foods Corp.	1,993	125,360
John B. Sanfilippo & Son, Inc. (a)(d)	2,208	39,126
Kraft Foods Group, Inc. (a)	61,360	2,774,699
Lancaster Colony Corp.	2,544	192,683
Le Gaga Holdings Ltd. ADR (a)(d)	950	3,563
Lifeway Foods, Inc. (d)	1,830	15,134
Limoneira Co.	1,164	22,605
Mondelez International, Inc. (a)	181,733	4,705,067
Origin Agritech Ltd. (a)(d)	2,765	3,954
Sanderson Farms, Inc. (d)	2,148	103,040
Seneca Foods Corp. Class A (a)(d)	1,052	32,591
SkyPeople Fruit Juice, Inc. (a)	1,700	3,111
Smart Balance, Inc. (a)(d)	5,745	71,410
Snyders-Lance, Inc.	8,595	206,968
SunOpta, Inc. (a)(d)	11,432	71,336
Westway Group, Inc. (d)	8,785	49,020
Zhongpin, Inc. (a)	3,594	44,817
		9,610,458
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	19,130
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	27,765
WD-40 Co. (d)	1,339	63,254
		110,149
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	3,272	151,854
Inter Parfums, Inc.	4,813	96,356
LifeVantage Corp. (a)	10,300	26,162
Mannatech, Inc. (a)	170	1,316
Nature's Sunshine Products, Inc.	1,394	21,370
Neptune Technologies & Bioressources, Inc. (a)(d)	6,363	18,961
Neptune Technologies & Bioressources, Inc.:
Class A (a)(d)	214	0
warrants (a)(d)	428	0
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)	889	$ 14,731
Physicians Formula Holdings, Inc.	1,230	5,879
Reliv International, Inc.	923	1,200
Synutra International, Inc. (a)(d)	5,975	26,768
The Female Health Co. (d)	3,903	28,102
		392,699
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	16,201	46,011
TOTAL CONSUMER STAPLES		19,085,519
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	1,828	26,415
Dawson Geophysical Co. (a)	534	12,149
ENGlobal Corp. (a)(d)	1,250	588
Exterran Partners LP	4,786	104,191
Forbes Energy Services Ltd. (a)	1,723	3,997
Geospace Technologies Corp. (a)(d)	1,112	84,701
Gulf Island Fabrication, Inc.	1,159	26,970
Hercules Offshore, Inc. (a)(d)	14,122	72,870
Lufkin Industries, Inc.	3,522	192,865
Matrix Service Co. (a)(d)	1,981	21,732
Mitcham Industries, Inc. (a)	966	13,997
Ocean Rig UDW, Inc. (United States) (a)(d)	13,532	213,129
Patterson-UTI Energy, Inc.	16,320	289,843
PHI, Inc. (non-vtg.) (a)(d)	1,185	37,126
RigNet, Inc. (a)	1,200	23,064
Tesco Corp. (a)	3,830	41,364
TGC Industries, Inc.	1,318	10,597
		1,175,598
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)(d)	7,394	16,415
Alliance Holdings GP, LP	6,410	294,155
Alliance Resource Partners LP	3,897	221,622
Amyris, Inc. (a)(d)	5,997	16,972
APCO Oil and Gas International, Inc.	981	10,448
Approach Resources, Inc. (a)	4,111	96,567
BioFuel Energy Corp. (a)(d)	1,164	5,250
BreitBurn Energy Partners LP	6,444	119,085
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP	5,348	$ 166,002
Capital Product Partners LP	5,919	40,072
Carrizo Oil & Gas, Inc. (a)(d)	3,936	81,672
Ceres, Inc.	2,501	10,379
Clayton Williams Energy, Inc. (a)(d)	1,164	47,386
Clean Energy Fuels Corp. (a)(d)	8,117	107,631
Copano Energy LLC	6,979	220,048
Crimson Exploration, Inc. (a)	5,112	14,007
Crosstex Energy LP	6,044	91,144
Crosstex Energy, Inc.	4,072	52,325
Diamondback Energy, Inc.	3,400	61,200
Dorchester Minerals LP	2,982	62,533
Double Eagle Petroleum Co. (a)	564	2,414
Eagle Rock Energy Partners LP	14,449	130,474
Energy XXI (Bermuda) Ltd.	8,983	284,581
EV Energy Partners LP	4,570	277,399
FX Energy, Inc. (a)	4,499	18,041
Gevo, Inc. (a)(d)	4,703	7,525
Golar LNG Ltd. (NASDAQ) (d)	9,068	354,377
Golar LNG Partners LP	3,659	109,404
Green Plains Renewable Energy, Inc. (a)(d)	2,634	20,361
Gulfport Energy Corp. (a)(d)	5,874	223,447
Hallador Energy Co. (d)	2,945	24,120
Isramco, Inc. (a)(d)	239	25,573
Ivanhoe Energy, Inc. (a)(d)	32,673	13,979
James River Coal Co. (a)(d)	2,824	10,421
KiOR, Inc. Class A (a)(d)	4,185	26,993
Knightsbridge Tankers Ltd.	1,852	10,723
L&L Energy, Inc. (a)	2,643	5,127
Legacy Reserves LP	4,369	107,477
LINN Energy LLC/LINN Energy Finance Corp.	19,846	786,497
LinnCo LLC	3,692	142,622
Magellan Petroleum Corp. (a)	4,557	3,554
Marine Petroleum Trust	339	5,461
Martin Midstream Partners LP	2,188	67,434
Memorial Production Partners LP	2,474	46,091
Mid-Con Energy Partners LP	2,281	47,194
Pacific Ethanol, Inc. (a)(d)	11,886	3,730
PDC Energy, Inc. (a)(d)	2,644	94,867
PostRock Energy Corp. (a)	1,147	1,571
PrimeEnergy Corp. (a)	333	9,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Renewable Energy Group, Inc. (d)	4,128	$ 24,438
Rex Energy Corp. (a)(d)	5,334	70,142
Rosetta Resources, Inc. (a)(d)	5,537	248,833
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (a)(d)	6,225	46,439
StealthGas, Inc. (a)	5,088	38,364
Syntroleum Corp. (a)	7,054	3,245
Top Ships, Inc. (a)	189	214
TORM A/S ADR (a)	34	133
TransGlobe Energy Corp. (a)	7,931	81,997
Uranium Resources, Inc. (a)(d)	6,787	2,375
US Energy Corp. (a)	3,179	4,959
Verenium Corp. (a)	1,612	3,546
Warren Resources, Inc. (a)	6,353	17,471
Westmoreland Coal Co. (a)	1,067	10,478
ZaZa Energy Corp. (a)(d)	10,467	19,992
Zion Oil & Gas, Inc. (a)(d)	3,214	6,042
		5,174,202
TOTAL ENERGY		6,349,800
FINANCIALS - 6.6%
Capital Markets - 1.0%
BGC Partners, Inc. Class A	10,962	39,463
Calamos Asset Management, Inc. Class A	1,792	17,562
Capital Southwest Corp.	449	48,196
Carlyle Group LP	4,400	110,352
CIFI Corp. (a)	1,822	12,462
Cowen Group, Inc. Class A (a)	33,547	77,829
Diamond Hill Investment Group, Inc. (d)	278	22,248
E*TRADE Financial Corp. (a)	34,275	288,596
Epoch Holding Corp.	2,113	46,296
FBR Capital Markets Corp. (a)	5,452	18,264
Financial Engines, Inc. (a)(d)	4,945	129,658
FirstCity Financial Corp. (a)	1,173	9,572
Gleacher & Co., Inc. (a)	12,422	8,199
Harris & Harris Group, Inc. (a)	3,415	11,030
ICG Group, Inc. (a)(d)	3,834	42,749
INTL FCStone, Inc. (a)(d)	1,551	26,879
LPL Financial	11,806	330,686
Medallion Financial Corp.	1,715	20,271
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	24,089	$ 1,156,754
SEI Investments Co.	18,078	397,897
Siebert Financial Corp. (a)	2,067	3,059
T. Rowe Price Group, Inc.	25,586	1,654,647
U.S. Global Investments, Inc. Class A	870	4,820
Virtus Investment Partners, Inc. (a)	688	79,024
WisdomTree Investments, Inc. (a)	11,977	73,179
		4,629,692
Commercial Banks - 2.7%
1st Source Corp.	2,125	44,944
1st United Bancorp, Inc. (a)	2,920	16,586
Access National Corp.	3,200	43,520
Alliance Financial Corp.	376	15,976
American National Bankshares, Inc.	1,283	25,827
American River Bankshares (a)	684	4,679
Ameris Bancorp (a)(d)	2,404	27,382
Ames National Corp.	710	14,037
Arrow Financial Corp.	1,906	47,021
Associated Banc-Corp.	20,405	262,204
BancFirst Corp.	1,242	52,599
Bancorp, Inc., Delaware (a)	3,061	35,691
BancTrust Financial Group, Inc. (a)	1,124	3,102
Bank of Kentucky Financial Corp.	771	18,951
Bank of Marin Bancorp	628	22,495
Bank of the Ozarks, Inc. (d)	3,156	100,298
Banner Bank	1,488	44,714
BBCN Bancorp, Inc.	6,841	77,851
BCB Bancorp, Inc.	1,563	14,130
Berkshire Bancorp, Inc.	1,100	8,921
BNC Bancorp (d)	1,672	14,162
BOK Financial Corp.	6,753	371,685
Boston Private Financial Holdings, Inc.	8,549	78,907
Bridge Bancorp, Inc.	828	16,601
Bridge Capital Holdings (a)	1,197	18,374
Bryn Mawr Bank Corp.	1,221	26,288
BSB Bancorp, Inc. (a)	800	9,584
C & F Financial Corp. (d)	1,000	34,040
Camden National Corp.	695	24,110
Capital Bank Financial Corp.:
rights (a)	910	0
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Financial Corp.: - continued
Series A (d)	5,248	$ 90,580
Capital City Bank Group, Inc. (a)(d)	1,669	18,092
Cardinal Financial Corp.	2,084	31,260
Cascade Bancorp (a)	3,128	16,015
Cathay General Bancorp	7,248	129,739
Center Bancorp, Inc.	1,687	19,097
Centerstate Banks of Florida, Inc.	2,198	17,276
Century Bancorp, Inc. Class A (non-vtg.)	620	18,823
Chemical Financial Corp.	6,162	134,147
Citizens & Northern Corp.	1,323	23,814
Citizens Holding Co.	3,231	61,066
Citizens Republic Bancorp, Inc. (a)	3,414	64,081
City Holding Co.	1,241	41,698
CNB Financial Corp., Pennsylvania	1,343	21,287
CoBiz, Inc.	3,409	23,931
Colony Bankcorp, Inc. (a)	217	827
Columbia Banking Systems, Inc. (d)	3,432	59,236
Commerce Bancshares, Inc.	9,129	326,636
Community Trust Bancorp, Inc.	1,314	43,020
CVB Financial Corp.	13,503	137,190
Eagle Bancorp, Inc., Maryland (a)	1,872	36,467
East West Bancorp, Inc.	15,147	320,359
Eastern Virginia Bankshares, Inc. (a)	469	2,448
Enterprise Bancorp, Inc.	972	16,242
Enterprise Financial Services Corp.	1,516	20,042
Farmers Capital Bank Corp. (a)	684	7,866
Farmers National Banc Corp. (d)	5,545	33,935
Fidelity Southern Corp.	1,366	12,280
Fifth Third Bancorp	93,776	1,372,881
Financial Institutions, Inc.	990	18,424
First Bancorp, North Carolina	1,220	13,591
First Busey Corp. (d)	7,187	32,988
First California Financial Group, Inc. (a)	3,569	28,338
First Citizen Bancshares, Inc.	994	164,010
First Community Bancshares, Inc.	1,290	19,866
First Connecticut Bancorp, Inc.	1,300	17,719
First Financial Bancorp, Ohio	5,246	76,224
First Financial Bankshares, Inc.	2,822	109,804
First Financial Corp., Indiana (d)	1,005	30,150
First Financial Service Corp. (a)	413	768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	1,287	$ 19,665
First Merchants Corp.	4,690	63,690
First Midwest Bancorp, Inc., Delaware	9,504	118,800
First Niagara Financial Group, Inc. (d)	34,950	263,523
First of Long Island Corp.	928	26,439
First Security Group, Inc. (a)	57	147
First South Bancorp, Inc., Virginia (a)	619	3,219
First United Corp. (a)	493	3,880
Firstbank Corp., Michigan	3,389	37,143
FirstMerit Corp.	11,513	162,103
FNB United Corp. (a)(d)	2,207	25,005
Fulton Financial Corp. (d)	19,208	186,894
German American Bancorp, Inc.	1,177	25,423
Glacier Bancorp, Inc. (d)	6,302	91,568
Great Southern Bancorp, Inc.	1,078	27,166
Grupo Financiero Galicia SA sponsored ADR (a)(d)	3,399	18,185
Guaranty Bancorp (a)	7,930	14,671
Hampton Roads Bankshares, Inc. (a)(d)	14,778	17,438
Hancock Holding Co.	8,935	280,738
Hanmi Financial Corp. (a)	3,531	44,102
Hawthorn Bancshares, Inc.	603	4,673
Heartland Financial USA, Inc.	1,458	38,156
Heritage Commerce Corp. (a)	2,406	16,385
Heritage Financial Corp., Washington	1,562	21,759
Heritage Oaks Bancorp (a)(d)	10,301	55,522
Home Bancshares, Inc.	2,548	84,492
HomeTrust Bancshares, Inc. (d)	1,926	24,730
Horizon Bancorp Industries	771	14,688
Huntington Bancshares, Inc.	86,220	530,253
IBERIABANK Corp. (d)	3,244	158,145
Independent Bank Corp. (a)	135	520
Independent Bank Corp., Massachusetts (d)	4,174	119,794
International Bancshares Corp. (d)	6,421	116,220
Intervest Bancshares Corp. Class A (a)	2,142	8,332
Investors Bancorp, Inc.	11,593	198,472
Lakeland Bancorp, Inc.	4,347	41,514
Lakeland Financial Corp.	1,444	35,725
LNB Bancorp, Inc.	836	5,417
Macatawa Bank Corp. (a)	1,576	4,696
MainSource Financial Group, Inc.	1,798	21,684
MB Financial, Inc.	5,568	108,242
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MBT Financial Corp. (a)	578	$ 1,572
Mercantile Bank Corp.	1,976	28,612
Merchants Bancshares, Inc.	610	16,940
Metro Bancorp, Inc. (a)	1,268	16,256
Metrocorp Bancshares, Inc. (a)	1,279	12,432
Middleburg Financial Corp.	4,212	70,930
MidWestOne Financial Group, Inc.	1,033	21,238
National Bankshares, Inc.	744	23,228
National Penn Bancshares, Inc.	14,080	133,338
NBT Bancorp, Inc.	2,978	58,875
NewBridge Bancorp (a)	1,464	6,720
North Valley Bancorp (a)	616	8,809
Northeast Bancorp	4,600	42,274
Northrim Bancorp, Inc.	787	17,479
Norwood Financial Corp.	2,147	63,358
Ohio Valley Banc Corp.	3,261	60,622
Old Point Financial Corp.	453	4,978
Old Second Bancorp, Inc. (a)(d)	929	1,096
OmniAmerican Bancorp, Inc. (a)	1,053	23,945
Orrstown Financial Services, Inc. (a)	901	7,659
Pacific Capital Bancorp NA (a)	3,838	176,471
Pacific Continental Corp.	1,605	14,557
Pacific Mercantile Bancorp (a)	1,383	8,519
Pacific Premier Bancorp, Inc. (a)	6,550	68,382
PacWest Bancorp (d)	4,057	101,060
Park Sterling Corp. (a)	4,301	22,580
Patriot National Bancorp, Inc. (a)	2,549	2,931
Peapack-Gladstone Financial Corp.	1,047	14,490
Penns Woods Bancorp, Inc.	598	23,053
Peoples Bancorp, Inc.	991	20,018
Pinnacle Financial Partners, Inc. (a)(d)	3,472	66,072
Popular, Inc. (a)(d)	11,462	226,604
Porter Bancorp, Inc. (a)	520	494
Preferred Bank, Los Angeles (a)	1,901	25,759
PremierWest Bancorp (a)	661	1,044
PrivateBancorp, Inc.	7,788	127,645
Renasant Corp. (d)	1,973	36,343
Republic Bancorp, Inc., Kentucky Class A (d)	1,696	34,717
Republic First Bancorp, Inc. (a)	1,871	3,910
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	605
Rurban Financial Corp. (a)	723	4,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	2,557	$ 43,392
S.Y. Bancorp, Inc.	1,269	28,083
Sandy Spring Bancorp, Inc.	2,008	37,831
Savannah Bancorp, Inc. (a)	1,053	10,183
SCBT Financial Corp.	1,492	57,815
Seacoast Banking Corp., Florida (a)	10,180	15,881
Shore Bancshares, Inc.	765	4,116
Sierra Bancorp	1,527	16,049
Signature Bank (a)(d)	4,718	331,015
Simmons First National Corp. Class A (d)	1,418	33,763
Southcoast Financial Corp. (a)	587	2,788
Southern National Bancorp of Virginia, Inc.	7,864	62,912
Southside Bancshares, Inc. (d)	1,456	30,474
Southwest Bancorp, Inc., Oklahoma (a)	1,648	17,963
State Bank Financial Corp.	3,324	52,320
StellarOne Corp.	1,819	23,465
Sterling Financial Corp.	5,750	118,278
Suffolk Bancorp (a)	1,100	13,717
Summit Financial Group, Inc. (a)	583	2,874
Sun Bancorp, Inc., New Jersey (a)(d)	13,515	44,194
Susquehanna Bancshares, Inc. (d)	18,440	189,563
SVB Financial Group (a)	4,268	235,679
Taylor Capital Group, Inc. (a)(d)	2,397	42,187
Texas Capital Bancshares, Inc. (a)(d)	4,672	210,427
The First Bancorp, Inc.	846	12,648
TowneBank	2,694	40,706
Trico Bancshares	1,437	22,820
Trustmark Corp.	6,079	135,075
UMB Financial Corp.	4,603	195,075
Umpqua Holdings Corp. (d)	10,150	118,349
Union/First Market Bankshares Corp.	5,748	87,887
United Bankshares, Inc., West Virginia	4,749	117,300
United Community Banks, Inc., Georgia (a)(d)	4,318	37,480
United Security Bancshares, Inc. (a)	450	2,237
United Security Bancshares, California	1,043	2,816
Univest Corp. of Pennsylvania (d)	1,663	27,972
Virginia Commerce Bancorp, Inc. (a)	3,098	26,860
Washington Banking Co., Oak Harbor	1,292	17,313
Washington Trust Bancorp, Inc.	1,289	32,509
WesBanco, Inc.	2,143	45,239
West Bancorp., Inc.	1,654	16,705
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
West Coast Bancorp	1,495	$ 32,606
Westamerica Bancorp. (d)	4,306	183,263
Wilshire Bancorp, Inc. (a)	5,852	33,883
Wintrust Financial Corp. (d)	3,578	131,635
Yadkin Valley Financial Corp. (a)	667	2,008
Zions Bancorporation	17,576	352,750
		13,026,772
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)(d)	2,291	8,385
Consumer Portfolio Services, Inc. (a)	1,184	5,565
Credit Acceptance Corp. (a)(d)	2,446	225,668
DFC Global Corp. (a)(d)	4,082	71,231
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	88,374
First Cash Financial Services, Inc. (a)(d)	3,005	145,172
Netspend Holdings, Inc. (a)(d)	6,992	81,457
Nicholas Financial, Inc.	993	12,661
QC Holdings, Inc.	1,821	5,845
SLM Corp.	49,478	818,861
World Acceptance Corp. (a)(d)	1,274	93,015
		1,556,234
Diversified Financial Services - 0.6%
BGS Acquisition Corp. (a)	1,035	10,215
California First National Bancorp	901	13,857
CBOE Holdings, Inc.	9,079	272,188
CME Group, Inc.	34,234	1,892,113
Global Eagle Acquisition Corp. (a)	2,886	28,658
Interactive Brokers Group, Inc.	4,321	66,068
Life Partners Holdings, Inc.	1,553	3,681
MarketAxess Holdings, Inc.	3,622	111,775
Marlin Business Services Corp.	1,512	26,158
MicroFinancial, Inc.	4,210	30,607
NewStar Financial, Inc. (a)(d)	4,899	61,776
PICO Holdings, Inc. (a)(d)	2,275	41,178
Resource America, Inc. Class A	1,085	7,454
The NASDAQ Stock Market, Inc.	16,619	402,678
Universal Business Payment Solutions Acquisition Corp. (a)	3,116	13,742
		2,982,148
Insurance - 0.8%
Alterra Capital Holdings Ltd.	8,953	209,500
American National Insurance Co.	2,732	188,481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amerisafe, Inc. (a)	1,368	$ 35,404
Amtrust Financial Services, Inc.	7,074	203,873
Arch Capital Group Ltd. (a)(d)	14,191	640,014
Argo Group International Holdings, Ltd.	2,777	92,169
Baldwin & Lyons, Inc. Class B	1,289	29,621
Cincinnati Financial Corp.	16,081	651,602
CNinsure, Inc. ADR (a)	2,816	22,979
Eastern Insurance Holdings, Inc.	468	7,881
eHealth, Inc. (a)	2,729	70,408
EMC Insurance Group	1,487	32,625
Enstar Group Ltd. (a)	1,632	167,133
Erie Indemnity Co. Class A	4,903	349,486
Federated National Holding Co.	878	4,908
Global Indemnity PLC (a)(d)	1,582	34,820
Greenlight Capital Re, Ltd. (a)(d)	3,753	86,807
Hallmark Financial Services, Inc. (a)	1,598	13,040
Infinity Property & Casualty Corp.	1,774	97,073
Investors Title Co.	213	12,793
Kansas City Life Insurance Co.	1,480	56,728
Maiden Holdings Ltd. (d)	7,077	63,551
National Interstate Corp.	1,751	45,964
National Western Life Insurance Co. Class A	280	42,274
Navigators Group, Inc. (a)(d)	1,545	80,973
Presidential Life Corp.	2,652	37,155
Safety Insurance Group, Inc.	1,894	85,022
Selective Insurance Group, Inc.	5,832	108,942
State Auto Financial Corp.	6,163	89,487
Tower Group, Inc.	3,605	60,925
United Fire Group, Inc.	2,926	60,656
		3,682,294
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	34,796	1,097,814
American Capital Mortgage Investment Corp. (d)	3,136	80,093
American Realty Capital Properties, Inc.	1,576	20,488
American Realty Capital Trust, Inc.	16,239	189,347
Gladstone Commercial Corp.	1,389	24,349
Gyrodyne Co. of America, Inc.	286	32,461
Investors Real Estate Trust (d)	10,896	92,507
Mission West Properties, Inc.	1,926	17,604
New York Mortgage Trust, Inc. (d)	5,700	38,247
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp. (d)	3,907	$ 152,178
Retail Opportunity Investments Corp. (d)	6,197	78,640
Sabra Health Care REIT, Inc.	4,057	88,037
		1,911,765
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,481	263,805
AV Homes, Inc. (a)	1,147	15,175
China HGS Real Estate, Inc. (a)(d)	4,000	15,200
China Housing & Land Development, Inc. (a)(d)	4,266	5,460
Cresud S.A.C.I.F. y A. sponsored ADR (d)	4,719	40,489
Elbit Imaging Ltd. (a)	2,178	5,075
FirstService Corp. (sub. vtg.) (a)	2,970	85,570
Stratus Properties, Inc. (a)	1,162	11,132
Thomas Properties Group, Inc.	4,216	22,977
Zillow, Inc. (a)(d)	2,702	74,359
ZipRealty, Inc. (a)	624	1,922
		541,164
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	19,016
ASB Bancorp, Inc. (a)	402	6,400
Atlantic Coast Financial Corp. (a)	130	250
Bank Mutual Corp.	4,433	18,397
BankFinancial Corp.	1,864	13,197
Beneficial Mutual Bancorp, Inc. (a)	13,949	130,702
BofI Holding, Inc. (a)	1,341	35,751
Brookline Bancorp, Inc., Delaware	6,005	50,802
Camco Financial Corp. (a)	727	1,578
Cape Bancorp, Inc.	2,034	17,492
Capitol Federal Financial, Inc.	16,873	200,620
CFS Bancorp, Inc.	2,034	12,326
Charter Financial Corp., Georgia	1,600	15,584
Chicopee Bancorp, Inc. (a)	942	13,235
Clifton Savings Bancorp, Inc.	1,864	19,963
Dime Community Bancshares, Inc.	2,984	41,627
ESB Financial Corp.	1,496	18,894
ESSA Bancorp, Inc.	1,042	10,410
Fidelity Bancorp, Inc., Pennsylvania	474	10,442
First Defiance Financial Corp.	1,088	18,507
First Federal Bancshares of Arkansas, Inc. (a)	1,752	15,418
First Financial Holdings, Inc.	1,653	22,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Financial Northwest, Inc. (a)	1,666	$ 12,578
First PacTrust Bancorp, Inc.	1,274	15,033
Flushing Financial Corp.	2,335	34,932
Fox Chase Bancorp, Inc.	4,786	74,853
Franklin Financial Corp./VA	1,350	22,559
Heritage Financial Group, Inc.	1,347	17,700
Hingham Institution for Savings	1,006	62,040
HMN Financial, Inc. (a)	448	1,322
Home Bancorp, Inc. (a)	3,796	69,353
Home Federal Bancorp, Inc.	1,430	16,660
Home Loan Servicing Solutions Ltd. (d)	2,986	58,376
HomeStreet, Inc. (d)	1,906	46,907
Hudson City Bancorp, Inc.	53,780	433,467
Kearny Financial Corp.	14,513	133,229
LSB Financial Corp.	136	2,679
Meridian Interstate Bancorp, Inc. (a)	2,072	34,084
Meta Financial Group, Inc.	2,493	58,935
MutualFirst Financial, Inc.	1,656	19,243
NASB Financial, Inc. (a)(d)	741	16,057
Northeast Community Bancorp, Inc.	696	3,550
Northfield Bancorp, Inc. (d)	3,482	53,170
Northwest Bancshares, Inc. (d)	8,504	101,453
Ocean Shore Holding Co.	4,505	60,277
OceanFirst Financial Corp.	1,772	24,294
Oritani Financial Corp.	4,328	63,189
People's United Financial, Inc. (d)	36,021	439,096
Provident Financial Holdings, Inc.	1,514	24,148
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	7,208
Pulaski Financial Corp.	1,793	15,850
PVF Capital Corp. (a)	1,421	3,240
Riverview Bancorp, Inc. (a)	4,177	7,978
Rockville Financial, Inc.	3,776	49,012
Roma Financial Corp.	2,638	22,317
Severn Bancorp, Inc. (a)	677	2,234
SI Financial Group, Inc.	1,048	11,570
Simplicity Bancorp, Inc.	1,220	17,239
Southern Missouri Bancorp, Inc.	2,532	61,755
Territorial Bancorp, Inc.	974	22,159
TFS Financial Corp. (a)	33,039	271,581
Tree.com, Inc. (a)	969	16,434
Trustco Bank Corp., New York	11,125	58,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
United Community Financial Corp., Ohio (a)	1,934	$ 5,667
United Financial Bancorp, Inc.	1,560	24,258
ViewPoint Financial Group	3,277	67,015
Washington Federal, Inc.	10,127	162,741
Waterstone Financial, Inc. (a)	3,109	17,255
Westfield Financial, Inc.	2,783	19,398
WSFS Financial Corp.	688	29,859
		3,485,493
TOTAL FINANCIALS		31,815,562
HEALTH CARE - 12.7%
Biotechnology - 7.0%
3SBio, Inc. sponsored ADR (a)	1,653	21,820
Aastrom Biosciences, Inc. (a)	2,172	2,802
Acadia Pharmaceuticals, Inc. (a)(d)	5,114	26,593
Achillion Pharmaceuticals, Inc. (a)(d)	8,670	67,539
Acorda Therapeutics, Inc. (a)	3,714	93,519
Aegerion Pharmaceuticals, Inc. (a)(d)	2,245	49,166
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	3,422
Affymax, Inc. (a)	3,457	84,489
Agenus, Inc. (a)	1,609	6,967
Alexion Pharmaceuticals, Inc. (a)(d)	20,237	1,943,157
Alkermes PLC (a)(d)	15,236	294,207
Allos Therapeutics, Inc. rights	10,080	0
Alnylam Pharmaceuticals, Inc. (a)(d)	6,298	106,877
AMAG Pharmaceuticals, Inc. (a)(d)	1,731	26,017
Amarin Corp. PLC ADR (a)(d)	13,360	165,798
Amgen, Inc.	78,846	7,001,525
Amicus Therapeutics, Inc. (a)(d)	4,812	27,525
Anacor Pharmaceuticals, Inc. (a)	2,805	14,867
Anthera Pharmaceuticals, Inc. (a)(d)	8,201	5,249
Arena Pharmaceuticals, Inc. (a)(d)	22,450	198,907
ARIAD Pharmaceuticals, Inc. (a)(d)	17,259	385,911
ArQule, Inc. (a)	5,654	15,040
Array Biopharma, Inc. (a)	14,003	55,032
Arrowhead Research Corp. (a)(d)	535	1,182
AspenBio Pharma, Inc. (a)	51	105
Astex Pharmaceuticals, Inc. (a)(d)	7,419	20,625
Athersys, Inc. (a)	2,708	2,870
AVEO Pharmaceuticals, Inc. (a)(d)	4,054	26,351
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioCryst Pharmaceuticals, Inc. (a)	4,571	$ 7,862
Biogen Idec, Inc. (a)(d)	24,378	3,634,516
BioMarin Pharmaceutical, Inc. (a)(d)	13,057	634,570
BioMimetic Therapeutics, Inc. (a)	2,643	20,113
Biospecifics Technologies Corp. (a)	3,417	45,549
Biota Pharmaceuticals, Inc.	665	2,926
Burcon NutraScience Corp. (a)	2,165	8,653
Celgene Corp. (a)	44,268	3,479,022
Cell Therapeutics, Inc. (a)	7,005	9,667
Celldex Therapeutics, Inc. (a)(d)	6,996	41,556
Celsion Corp. (a)(d)	3,390	25,425
Cepheid, Inc. (a)(d)	7,025	227,751
Chelsea Therapeutics International Ltd. (a)(d)	4,899	9,161
ChemoCentryx, Inc. (d)	3,544	41,996
China Biologic Products, Inc. (a)(d)	1,711	24,502
Cleveland Biolabs, Inc. (a)(d)	3,204	4,422
Clovis Oncology, Inc. (d)	2,341	36,005
Codexis, Inc. (a)	3,083	6,598
Coronado Biosciences, Inc. (a)	3,308	15,647
Cubist Pharmaceuticals, Inc. (a)(d)	6,192	251,457
Cubist Pharmaceuticals, Inc. rights	5,544	0
Curis, Inc. (a)(d)	6,461	21,644
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	5,014
Cytokinetics, Inc.	18,833	12,093
Cytori Therapeutics, Inc. (a)(d)	4,179	17,510
CytRx Corp. (a)	1,968	3,995
Dendreon Corp. (a)(d)	14,699	65,411
Discovery Laboratories, Inc. (a)(d)	4,509	9,694
Durata Therapeutics, Inc.	1,551	14,099
DUSA Pharmaceuticals, Inc. (a)	2,662	21,216
Dyax Corp. (a)(d)	8,481	27,733
Dynavax Technologies Corp. (a)(d)	18,336	52,074
EntreMed, Inc. (a)	899	1,357
Enzon Pharmaceuticals, Inc. (d)	3,917	27,341
Exact Sciences Corp. (a)(d)	9,104	89,310
Exelixis, Inc. (a)(d)	20,419	99,849
Galena Biopharma, Inc. (a)(d)	6,891	14,333
Genomic Health, Inc. (a)(d)	3,364	93,048
Gentium SpA sponsored ADR (a)	532	5,948
GenVec, Inc. (a)	764	947
Geron Corp. (a)	11,707	16,741
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)(d)	77,591	$ 5,819,325
Grifols SA ADR (d)	9,235	225,242
GTx, Inc. (a)(d)	5,496	21,819
Halozyme Therapeutics, Inc. (a)(d)	10,886	67,820
Hyperion Therapeutics, Inc. (d)	1,387	14,702
Idenix Pharmaceuticals, Inc. (a)(d)	12,186	62,392
Idera Pharmaceuticals, Inc. (a)	1,411	1,016
ImmunoGen, Inc. (a)(d)	8,280	105,073
Immunomedics, Inc. (a)(d)	5,451	17,389
Incyte Corp. (a)(d)	13,612	239,571
Infinity Pharmaceuticals, Inc. (a)(d)	4,809	121,908
Insmed, Inc. (a)	2,201	15,759
Intercept Pharmaceuticals, Inc.	1,450	33,887
InterMune, Inc. (a)	6,273	57,461
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	6,954	75,103
Isis Pharmaceuticals, Inc. (a)(d)	11,455	105,386
Keryx Biopharmaceuticals, Inc. (a)(d)	7,584	23,814
KYTHERA Biopharmaceuticals, Inc. (d)	1,645	40,253
Lexicon Pharmaceuticals, Inc. (a)(d)	56,307	96,848
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,810	35,711
General CVR	1,518	17
Glucagon CVR (a)	1,518	20
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights (a)	1,639	0
rights (a)	1,518	24
TR Beta CVR (a)	1,518	12
MannKind Corp. (a)	18,872	40,386
Maxygen, Inc.	19,463	50,993
Medivation, Inc. (a)	7,926	413,341
MEI Pharma, Inc. (a)	544	881
Merrimack Pharmaceuticals, Inc.	9,665	69,008
Metabolix, Inc. (a)(d)	2,402	2,714
Momenta Pharmaceuticals, Inc. (a)	5,798	62,039
Myrexis, Inc. (a)	2,341	6,508
Myriad Genetics, Inc. (a)(d)	8,040	230,909
Nanosphere, Inc. (a)	6,121	17,751
Neurocrine Biosciences, Inc. (a)	13,922	104,137
NewLink Genetics Corp. (d)	2,123	25,540
Novavax, Inc. (a)	12,491	23,233
NPS Pharmaceuticals, Inc. (a)(d)	7,824	80,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nymox Pharmaceutical Corp. (a)(d)	3,188	$ 23,559
OncoGenex Pharmaceuticals, Inc. (a)(d)	5,920	74,651
Oncolytics Biotech, Inc. (a)(d)	8,292	18,949
Oncothyreon, Inc. (a)(d)	4,953	22,685
Onyx Pharmaceuticals, Inc. (a)(d)	6,879	519,158
OREXIGEN Therapeutics, Inc. (a)(d)	6,343	29,939
Osiris Therapeutics, Inc. (a)(d)	3,059	29,366
OXiGENE, Inc. (a)	80	30
Oxygen Biotherapeutics, Inc. (a)	1,500	957
PDL BioPharma, Inc. (d)	13,383	105,726
Peregrine Pharmaceuticals, Inc. (a)	9,357	14,036
Pharmacyclics, Inc. (a)	7,100	376,655
Pluristem Therapeutics, Inc. (a)	3,372	11,262
Progenics Pharmaceuticals, Inc. (a)	3,007	7,097
QLT, Inc. (a)	4,361	34,234
Raptor Pharmaceutical Corp. (a)(d)	3,878	20,515
Regeneron Pharmaceuticals, Inc. (a)(d)	9,591	1,693,291
Repligen Corp. (a)(d)	3,646	23,517
Rigel Pharmaceuticals, Inc. (a)	8,710	72,293
Sangamo Biosciences, Inc. (a)(d)	4,425	25,355
Sarepta Therapeutics, Inc. (a)	2,155	63,206
Savient Pharmaceuticals, Inc. (a)(d)	5,462	6,554
Seattle Genetics, Inc. (a)(d)	13,151	332,852
SIGA Technologies, Inc. (a)	3,606	9,736
Sinovac Biotech Ltd. (a)	4,346	11,430
Spectrum Pharmaceuticals, Inc. (a)(d)	5,774	68,364
StemCells, Inc. (a)(d)	1,913	3,443
Sunesis Pharmaceuticals, Inc. (a)(d)	4,329	21,515
Synageva BioPharma Corp. (a)(d)	2,575	125,995
Synergy Pharmaceuticals, Inc. (a)(d)	6,125	34,055
Synta Pharmaceuticals Corp. (a)	5,093	41,101
Targacept, Inc. (a)	2,644	11,343
Telik, Inc. (a)	90	141
TESARO, Inc. (d)	2,876	53,235
Theratechnologies, Inc. (a)	4,600	1,181
Theravance, Inc. (a)(d)	10,237	230,128
Threshold Pharmaceuticals, Inc. (a)	5,054	22,339
Trius Therapeutics, Inc. (a)(d)	7,463	35,748
United Therapeutics Corp. (a)(d)	5,619	295,278
Vanda Pharmaceuticals, Inc. (a)	2,216	7,712
Verastem, Inc.	1,981	13,491
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	22,668	$ 901,960
Vical, Inc. (a)	13,722	43,087
XOMA Corp. (a)	11,286	34,422
Zalicus, Inc. (a)	9,513	6,231
ZIOPHARM Oncology, Inc. (a)(d)	11,631	50,944
		33,611,115
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)(d)	1,943	73,329
Abiomed, Inc. (a)(d)	4,438	59,247
Accuray, Inc. (a)	6,327	39,734
Align Technology, Inc. (a)(d)	8,511	233,116
Alphatec Holdings, Inc. (a)	5,917	10,118
Analogic Corp. (d)	1,339	98,644
Angiodynamics, Inc. (a)(d)	5,344	56,326
Anika Therapeutics, Inc. (a)	1,002	11,854
Antares Pharma, Inc. (a)(d)	15,645	62,580
ArthroCare Corp. (a)	3,211	107,536
Atricure, Inc. (a)	1,732	11,691
Atrion Corp.	170	33,590
BioLase Technology, Inc.	2,436	4,263
BSD Medical Corp. (a)(d)	812	1,348
Cardica, Inc. (a)	1,278	1,342
Cardiovascular Systems, Inc. (a)	1,580	18,423
Cerus Corp. (a)	5,389	17,406
Conceptus, Inc. (a)(d)	3,516	73,168
CONMED Corp.	2,243	61,974
Cutera, Inc. (a)	1,010	9,545
Cyberonics, Inc. (a)(d)	3,024	156,341
Cynosure, Inc. Class A (a)	700	15,764
Delcath Systems, Inc. (a)(d)	5,700	9,177
DENTSPLY International, Inc. (d)	16,069	637,939
DexCom, Inc. (a)(d)	7,959	104,104
DynaVox, Inc. Class A (a)	830	272
EDAP TMS SA sponsored ADR (a)	1,813	2,973
Endologix, Inc. (a)	7,361	107,912
EnteroMedics, Inc. (a)	11,433	35,442
Exactech, Inc. (a)(d)	1,007	17,109
Genmark Diagnostics, Inc. (a)	4,704	46,570
Given Imaging Ltd. (a)(d)	4,735	85,751
Hansen Medical, Inc. (a)(d)	11,167	24,344
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HeartWare International, Inc. (a)(d)	1,511	$ 124,370
Hologic, Inc. (a)(d)	28,319	540,327
ICU Medical, Inc. (a)(d)	1,131	66,605
IDEXX Laboratories, Inc. (a)(d)	6,141	573,999
Imris, Inc. (a)	3,300	11,993
Insulet Corp. (a)(d)	5,630	123,579
Integra LifeSciences Holdings Corp. (a)(d)	2,438	94,497
Intuitive Surgical, Inc. (a)(d)	4,122	2,180,538
LeMaitre Vascular, Inc.	1,743	11,242
Mako Surgical Corp. (a)(d)	3,942	54,400
Masimo Corp.	5,644	116,944
Medical Action Industries, Inc. (a)	1,561	4,199
MELA Sciences, Inc. (a)	3,083	6,968
Meridian Bioscience, Inc. (d)	4,718	94,502
Merit Medical Systems, Inc. (a)(d)	3,396	47,136
Natus Medical, Inc. (a)	2,216	25,085
Neogen Corp. (a)	2,863	130,410
NeuroMetrix, Inc. (a)	82	42
Novadaq Technologies, Inc. (a)	3,721	33,226
NuVasive, Inc. (a)	4,400	63,888
NxStage Medical, Inc. (a)	6,740	81,015
OraSure Technologies, Inc. (a)(d)	6,612	50,912
Orthofix International NV (a)	1,661	61,872
Palomar Medical Technologies, Inc. (a)	1,877	17,024
PhotoMedex, Inc. (d)	1,894	26,270
Quidel Corp. (a)(d)	3,010	52,765
Rochester Medical Corp. (a)	1,184	13,095
Rockwell Medical Technologies, Inc. (a)	1,656	12,056
RTI Biologics, Inc. (a)	5,687	25,421
Sirona Dental Systems, Inc. (a)	5,952	372,655
Solta Medical, Inc. (a)	4,423	11,058
Staar Surgical Co. (a)	2,835	16,386
Stereotaxis, Inc. (a)(d)	567	794
SurModics, Inc. (a)	1,470	29,606
Synergetics USA, Inc. (a)	2,800	11,956
Syneron Medical Ltd. (a)	2,826	23,569
TearLab Corp. (a)(d)	2,994	13,293
The Spectranetics Corp. (a)(d)	2,907	41,861
ThermoGenesis Corp. (a)	1,101	749
Thoratec Corp. (a)	6,550	243,660
Tornier BV (a)(d)	4,822	78,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
TranS1, Inc. (a)	1,691	$ 4,870
Trinity Biotech PLC sponsored ADR (d)	1,741	25,349
Unilife Corp. (a)(d)	7,036	16,042
Uroplasty, Inc. (a)(d)	2,392	8,635
Utah Medical Products, Inc.	362	12,793
Vascular Solutions, Inc. (a)	1,180	17,641
Volcano Corp. (a)(d)	5,221	142,324
Winner Medical Group, Inc. (a)	1,800	8,046
Wright Medical Group, Inc. (a)(d)	3,752	79,242
Young Innovations, Inc.	669	24,198
Zeltiq Aesthetics, Inc. (a)	3,348	15,870
		8,072,122
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(d)	4,044	92,810
Air Methods Corp. (a)(d)	1,304	142,358
Almost Family, Inc. (a)	863	17,122
Amedisys, Inc. (a)(d)	2,885	30,206
American CareSource Holdings, Inc. (a)	366	549
AmSurg Corp. (a)(d)	3,341	93,615
Bio-Reference Laboratories, Inc. (a)(d)	2,512	66,141
BioScrip, Inc. (a)(d)	5,766	59,390
CardioNet, Inc. (a)	1,581	3,431
Catamaran Corp. (a)	20,835	1,022,716
Chindex International, Inc. (a)	1,481	15,180
Corvel Corp. (a)(d)	957	40,146
Cross Country Healthcare, Inc. (a)	3,098	12,423
Express Scripts Holding Co. (a)	83,107	4,475,312
Gentiva Health Services, Inc. (a)(d)	3,221	33,176
Healthways, Inc. (a)	3,193	34,548
Henry Schein, Inc. (a)(d)	9,165	740,257
HMS Holdings Corp. (a)(d)	8,951	207,395
IPC The Hospitalist Co., Inc. (a)(d)	1,428	53,907
LCA-Vision, Inc. (a)	1,176	3,775
LHC Group, Inc. (a)	2,063	39,971
LifePoint Hospitals, Inc. (a)	5,237	188,427
Magellan Health Services, Inc. (a)	2,975	154,343
MWI Veterinary Supply, Inc. (a)(d)	1,301	145,244
National Research Corp.	738	39,690
Patterson Companies, Inc. (d)	11,070	377,487
PDI, Inc. (a)	1,717	11,212
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	853	$ 11,874
PSS World Medical, Inc. (a)	4,957	140,977
RadNet, Inc. (a)	2,333	5,669
Sharps Compliance Corp. (a)	2,640	7,075
Sun Healthcare Group, Inc. (a)	2,429	20,549
The Ensign Group, Inc. (d)	1,883	48,563
VCA Antech, Inc. (a)(d)	9,308	193,420
		8,528,958
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	17,686	196,668
athenahealth, Inc. (a)	4,056	258,327
Authentidate Holding Corp. (a)	1,782	1,925
Cerner Corp. (a)(d)	17,678	1,365,095
Computer Programs & Systems, Inc.	939	47,016
Epocrates, Inc. (a)	1,700	17,153
HealthStream, Inc. (a)(d)	3,395	80,529
iCAD, Inc. (a)	949	3,416
MedAssets, Inc. (a)	5,481	88,244
Medidata Solutions, Inc. (a)(d)	2,453	98,120
Merge Healthcare, Inc. (a)(d)	8,773	28,688
Omnicell, Inc. (a)	4,859	74,197
Quality Systems, Inc.	5,728	104,307
		2,363,685
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	6,582	21,918
Albany Molecular Research, Inc. (a)	3,021	14,682
Apricus Biosciences, Inc. (a)(d)	2,588	5,694
BG Medicine, Inc. (a)	1,419	2,058
Bruker BioSciences Corp. (a)	16,580	242,068
Combimatrix Corp. (a)	142	39
Complete Genomics, Inc. (a)	2,200	6,952
Compugen Ltd. (a)	3,805	17,465
Fluidigm Corp. (a)(d)	3,984	56,732
Furiex Pharmaceuticals, Inc. (a)	973	18,935
Harvard Bioscience, Inc. (a)	2,115	8,333
ICON PLC sponsored ADR (a)(d)	6,578	181,487
Illumina, Inc. (a)(d)	12,496	671,160
Life Technologies Corp. (a)	18,148	895,604
Luminex Corp. (a)	4,108	70,740
Pacific Biosciences of California, Inc. (a)(d)	4,115	6,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)(d)	5,695	$ 183,892
pSivida Corp. (a)(d)	1,100	1,419
PURE Bioscience, Inc. (a)	236	222
QIAGEN NV (a)(d)	24,896	460,576
Sequenom, Inc. (a)(d)	12,977	63,198
Techne Corp. (d)	3,859	273,603
		3,203,690
Pharmaceuticals - 1.1%
Acura Pharmaceuticals, Inc. (a)	4,909	8,983
Akorn, Inc. (a)(d)	9,857	132,971
Alexza Pharmaceuticals, Inc. (a)	428	2,354
Alimera Sciences, Inc. (a)(d)	2,500	4,975
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	10,044
Auxilium Pharmaceuticals, Inc. (a)	4,987	95,451
AVANIR Pharmaceuticals Class A (a)	12,342	32,583
Biodel, Inc. (a)	350	868
Biodelivery Sciences International, Inc. (a)	2,742	11,654
BioSante Pharmaceuticals, Inc. (a)(d)	1,389	1,875
Cadence Pharmaceuticals, Inc. (a)	8,714	37,122
Cardiome Pharma Corp. (a)	5,488	1,496
Cempra, Inc.	5,300	32,595
Columbia Laboratories, Inc. (a)(d)	6,149	3,689
Corcept Therapeutics, Inc. (a)	10,274	14,795
Cornerstone Therapeutics, Inc. (a)	2,560	13,286
Cumberland Pharmaceuticals, Inc. (a)	1,718	7,697
DepoMed, Inc. (a)(d)	4,694	28,258
Durect Corp. (a)	8,664	8,664
Echo Therapeutics, Inc. (a)	2,817	3,380
Endo Pharmaceuticals Holdings, Inc. (a)	12,219	350,197
Endocyte, Inc. (a)(d)	3,058	28,653
Flamel Technologies SA sponsored ADR (a)	2,626	8,508
Hi-Tech Pharmacal Co., Inc. (d)	1,068	32,254
Horizon Pharma, Inc.	3,476	9,003
Impax Laboratories, Inc. (a)	7,145	145,329
Jazz Pharmaceuticals PLC (a)(d)	5,961	321,179
MAP Pharmaceuticals, Inc. (a)	3,191	50,865
Mylan, Inc. (a)	41,391	1,125,007
Nektar Therapeutics (a)(d)	13,302	86,862
Novogen Ltd. sponsored ADR (a)	19	117
NuPathe, Inc. (a)(d)	1,000	3,220
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Obagi Medical Products, Inc. (a)(d)	1,666	$ 22,758
Omeros Corp. (a)(d)	2,026	15,154
Optimer Pharmaceuticals, Inc. (a)	4,314	43,960
Pacira Pharmaceuticals, Inc. (a)	3,000	51,150
Pain Therapeutics, Inc. (a)	3,313	10,535
Perrigo Co.	9,519	985,217
Pozen, Inc. (a)(d)	3,117	17,299
ProPhase Labs, Inc. (a)	1,566	2,459
Questcor Pharmaceuticals, Inc. (d)	5,975	155,051
Repros Therapeutics, Inc. (a)(d)	1,463	21,960
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	48,514
Salix Pharmaceuticals Ltd. (a)	6,835	292,880
Santarus, Inc. (a)	5,499	54,825
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	23,526
Shire PLC sponsored ADR	4,718	408,720
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	2,514
Somaxon Pharmaceuticals, Inc. (a)	367	573
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	5,780
Supernus Pharmaceuticals, Inc. (a)(d)	2,322	18,553
The Medicines Company (a)(d)	6,752	144,965
Transcept Pharmaceuticals, Inc. (a)	1,571	8,468
Ventrus Biosciences, Inc. (a)(d)	879	2,180
ViroPharma, Inc. (a)(d)	6,589	163,341
VIVUS, Inc. (a)(d)	10,755	121,532
Warner Chilcott PLC	26,102	304,349
XenoPort, Inc. (a)	4,387	34,438
Zogenix, Inc. (a)	8,170	21,569
		5,596,204
TOTAL HEALTH CARE		61,375,774
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,770	56,536
American Science & Engineering, Inc.	864	55,192
API Technologies Corp. (a)	4,000	10,520
Ascent Solar Technologies, Inc. (a)	1,977	1,542
Astronics Corp. (a)	811	16,301
BE Aerospace, Inc. (a)(d)	10,897	516,082
EDAC Technologies Corp. (a)	709	9,494
Elbit Systems Ltd.	4,303	162,395
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	2,101	$ 64,207
Innovative Solutions & Support, Inc. (a)	1,668	7,139
KEYW Holding Corp. (a)	5,896	75,823
Kratos Defense & Security Solutions, Inc. (a)(d)	5,337	23,750
LMI Aerospace, Inc. (a)	964	19,126
Sypris Solutions, Inc.	1,434	5,851
Taser International, Inc. (a)	4,353	35,956
TAT Technologies Ltd.	863	4,962
		1,064,876
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	6,093	23,092
Atlas Air Worldwide Holdings, Inc. (a)	2,883	124,776
C.H. Robinson Worldwide, Inc. (d)	16,309	1,006,918
Echo Global Logistics, Inc. (a)	1,882	33,067
Expeditors International of Washington, Inc.	21,558	806,700
Forward Air Corp.	3,854	128,146
Hub Group, Inc. Class A (a)(d)	4,730	153,110
Pacer International, Inc. (a)	4,028	13,977
Park-Ohio Holdings Corp. (a)	1,224	25,618
UTI Worldwide, Inc.	9,673	136,583
		2,451,987
Airlines - 0.2%
Allegiant Travel Co.	2,131	157,737
Hawaiian Holdings, Inc. (a)	4,459	27,824
JetBlue Airways Corp. (a)	29,878	153,573
Republic Airways Holdings, Inc. (a)(d)	4,760	27,656
Ryanair Holdings PLC sponsored ADR	12,073	415,673
SkyWest, Inc. (d)	5,329	61,763
Spirit Airlines, Inc. (a)	7,364	123,568
		967,794
Building Products - 0.1%
AAON, Inc.	2,103	44,268
American Woodmark Corp. (a)(d)	1,276	36,251
Apogee Enterprises, Inc.	2,361	54,114
Builders FirstSource, Inc. (a)(d)	9,440	49,088
China Ceramics Co. Ltd. (a)	1,500	2,955
Gibraltar Industries, Inc. (a)	2,751	38,156
Insteel Industries, Inc.	1,187	14,197
Nortek, Inc. (a)	1,817	118,632
Patrick Industries, Inc. (a)(d)	1,326	23,046
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
PGT, Inc. (a)(d)	4,454	$ 19,553
Universal Forest Products, Inc.	2,353	88,614
		488,874
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	980	9,604
Acorn Energy, Inc.	1,217	9,906
Asset Acceptance Capital Corp. (a)	2,070	11,696
Asta Funding, Inc.	1,124	10,386
Casella Waste Systems, Inc. Class A (a)	2,025	8,951
CECO Environmental Corp.	977	9,106
China Recycling Energy Corp. (a)	2,900	2,755
Cintas Corp. (d)	13,116	543,527
Copart, Inc. (a)	12,784	386,205
Courier Corp.	1,323	14,963
Encore Capital Group, Inc. (a)(d)	2,247	59,725
EnerNOC, Inc. (a)(d)	3,061	34,559
Fuel Tech, Inc. (a)	2,055	7,932
G&K Services, Inc. Class A	2,598	88,072
Guanwei Recycling Corp. (a)	1,400	1,134
Healthcare Services Group, Inc. (d)	6,516	153,256
Heritage-Crystal Clean, Inc. (a)	2,262	33,885
Herman Miller, Inc.	5,712	120,637
Hudson Technologies, Inc. (a)	2,825	9,153
Industrial Services of America, Inc. (a)	694	1,777
InnerWorkings, Inc. (a)(d)	4,624	60,158
Interface, Inc.	6,043	88,772
Intersections, Inc.	1,282	11,833
Kimball International, Inc. Class B (d)	2,252	28,105
McGrath RentCorp. (d)	2,396	67,136
Mobile Mini, Inc. (a)(d)	6,276	125,269
Multi-Color Corp.	1,696	38,126
Performant Financial Corp.	3,975	38,399
Perma-Fix Environmental Services, Inc. (a)	4,865	3,796
Portfolio Recovery Associates, Inc. (a)(d)	1,868	184,596
R.R. Donnelley & Sons Co. (d)	22,257	209,216
Standard Parking Corp. (a)(d)	1,319	29,348
Stericycle, Inc. (a)(d)	8,691	812,348
Swisher Hygiene, Inc. (Canada) (a)	18,251	26,099
Sykes Enterprises, Inc. (a)	3,992	58,523
Tetra Tech, Inc. (a)(d)	7,286	187,687
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	3,694	$ 113,369
US Ecology, Inc.	1,521	33,249
Virco Manufacturing Co. (a)	1,086	2,693
		3,635,951
Construction & Engineering - 0.1%
Aegion Corp. (a)(d)	3,185	65,675
Foster Wheeler AG (a)	11,390	255,819
Great Lakes Dredge & Dock Corp.	8,025	70,861
Integrated Electrical Services, Inc. (a)	652	2,967
Layne Christensen Co. (a)(d)	1,710	39,313
MYR Group, Inc. (a)	2,014	43,180
Northwest Pipe Co. (a)	758	15,615
Primoris Services Corp.	4,572	66,203
Sterling Construction Co., Inc. (a)	1,382	12,756
UniTek Global Services, Inc. (a)	2,812	11,192
		583,581
Electrical Equipment - 0.1%
Active Power, Inc. (a)	8,360	6,270
Altair Nanotechnologies, Inc. (a)	3,678	1,821
American Superconductor Corp. (a)	4,998	13,894
Broadwind Energy, Inc. (a)	819	1,884
Capstone Turbine Corp. (a)	21,352	20,622
China BAK Battery, Inc. (a)	781	1,968
China Technology Development Group Corp. (a)	348	703
Coleman Cable, Inc.	1,787	16,494
Deswell Industries, Inc.	1,530	3,932
Ecotality, Inc. (a)	654	209
Encore Wire Corp. (d)	1,808	56,663
Enphase Energy, Inc. (d)	4,012	11,193
Franklin Electric Co., Inc. (d)	2,237	133,236
FuelCell Energy, Inc. (a)	18,058	15,530
Fushi Copperweld, Inc. (a)(d)	3,492	32,371
Global Power Equipment Group, Inc.	1,441	21,644
Highpower International, Inc. (a)	815	888
Hydrogenics Corp. (a)(d)	700	4,898
II-VI, Inc. (a)(d)	6,186	105,842
Jinpan International Ltd.	1,698	8,558
Lihua International, Inc. (d)	3,025	13,159
Lime Energy Co. (a)(d)	1,937	1,007
LSI Industries, Inc.	2,044	13,940
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ocean Power Technologies, Inc. (a)(d)	1,435	$ 3,430
Plug Power, Inc. (a)	631	388
Powell Industries, Inc. (a)	1,639	65,626
PowerSecure International, Inc. (a)	871	5,618
Preformed Line Products Co.	492	27,611
Revolution Lighting Technologies, Inc. (a)	956	440
Ultralife Corp. (a)	1,473	4,051
Vicor Corp. (a)	2,510	13,429
		607,319
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (d)	3,540	92,005
Machinery - 0.8%
Altra Holdings, Inc.	2,183	41,062
American Railcar Industries, Inc.	1,959	60,200
Astec Industries, Inc.	2,039	59,029
Chart Industries, Inc. (a)(d)	3,434	207,688
Cleantech Solutions International, Inc. (a)	197	788
Columbus McKinnon Corp. (NY Shares) (a)	1,499	22,425
Commercial Vehicle Group, Inc. (a)	2,120	16,981
Dynamic Materials Corp.	1,149	16,075
Eastern Co.	613	9,054
Edwards Group Ltd. ADR (a)	1,710	11,508
Energy Recovery, Inc. (a)	3,989	12,446
Flow International Corp. (a)	3,549	11,179
FreightCar America, Inc.	1,099	23,112
Gencor Industries, Inc. (a)	519	4,022
Hardinge, Inc.	1,062	10,185
Hurco Companies, Inc. (a)	804	19,304
Key Technology, Inc. (a)	313	3,215
L.B. Foster Co. Class A	891	36,932
Lincoln Electric Holdings, Inc.	8,981	426,687
Manitex International, Inc. (a)(d)	3,159	24,072
MFRI, Inc. (a)	997	5,035
Middleby Corp. (a)(d)	1,951	248,538
NN, Inc. (a)	1,502	12,196
Nordson Corp. (d)	7,114	435,306
Omega Flex, Inc.	1,368	17,716
PACCAR, Inc.	36,399	1,599,372
PMFG, Inc. (a)	2,024	14,026
RBC Bearings, Inc. (a)	2,436	113,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Shengkai Innovations, Inc. (a)	1,025	$ 861
Sun Hydraulics Corp. (d)	5,029	131,458
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	5,579
Class B (a)	262	1,051
TriMas Corp. (a)(d)	3,886	100,647
Twin Disc, Inc.	1,109	18,920
Westport Innovations, Inc. (a)(d)	5,282	138,653
Woodward, Inc.	6,330	231,488
		4,090,303
Marine - 0.0%
Diana Containerships, Inc. (d)	1,986	12,214
DryShips, Inc. (a)(d)	42,597	71,989
Eagle Bulk Shipping, Inc. (a)(d)	1,118	2,493
Euroseas Ltd.	2,727	2,782
FreeSeas, Inc. (a)	343	48
Newlead Holdings Ltd. (a)	1,300	533
Rand Logistics, Inc. (a)	1,744	11,196
Seanergy Martime Holdings Corp. (a)	799	1,047
Star Bulk Carriers Corp. (d)	408	2,787
Ultrapetrol (Bahamas) Ltd. (a)	2,469	3,926
		109,015
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	1,360	71,903
Acacia Research Corp. (a)	5,559	123,577
Advisory Board Co. (a)(d)	3,864	174,846
Barrett Business Services, Inc.	849	28,229
CRA International, Inc. (a)	945	16,708
Exponent, Inc. (a)(d)	1,070	57,181
Heidrick & Struggles International, Inc.	1,475	19,382
Hudson Global, Inc. (a)	2,817	12,367
Huron Consulting Group, Inc. (a)	2,114	69,635
ICF International, Inc. (a)	1,607	34,743
Kelly Services, Inc. Class A (non-vtg.)	4,389	59,954
Kforce, Inc. (a)(d)	3,428	44,084
Lightbridge Corp. (a)(d)	2,205	2,690
Odyssey Marine Exploration, Inc. (a)(d)	6,577	18,481
Pendrell Corp. (a)	19,022	20,734
RCM Technologies, Inc.	2,327	13,148
Resources Connection, Inc.	3,700	42,957
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
RPX Corp. (a)(d)	4,530	$ 41,132
Verisk Analytics, Inc. (a)	17,223	858,394
VSE Corp.	427	9,830
		1,719,975
Road & Rail - 0.5%
AMERCO	1,854	222,499
Arkansas Best Corp.	2,434	20,154
Avis Budget Group, Inc. (a)(d)	10,207	193,321
Covenant Transport Group, Inc. Class A (a)	1,650	8,465
Frozen Food Express Industries, Inc. (a)	1,931	1,892
Heartland Express, Inc.	10,558	144,961
J.B. Hunt Transport Services, Inc.	12,075	717,859
Landstar System, Inc.	5,079	256,845
Marten Transport Ltd.	2,011	38,048
Old Dominion Freight Lines, Inc. (a)(d)	8,665	289,758
P.A.M. Transportation Services, Inc.	668	6,206
Patriot Transportation Holding, Inc. (a)(d)	1,246	32,209
Quality Distribution, Inc. (a)	2,343	15,675
Saia, Inc. (a)	1,454	31,494
Student Transportation, Inc.	9,179	57,753
Universal Truckload Services, Inc.	1,183	18,348
USA Truck, Inc. (a)	1,050	3,423
Vitran Corp., Inc. (a)	1,634	8,219
Werner Enterprises, Inc.	8,318	180,417
YRC Worldwide, Inc. (a)	547	3,840
Zipcar, Inc. (a)(d)	3,750	30,488
		2,281,874
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	20,648
Beacon Roofing Supply, Inc. (a)(d)	4,308	132,859
DXP Enterprises, Inc. (a)	1,259	60,797
Erickson Air-Crane, Inc.	8,889	67,734
Essex Rental Corp. (a)	2,219	7,522
Fastenal Co.	30,260	1,265,171
H&E Equipment Services, Inc.	4,201	65,326
Houston Wire & Cable Co.	1,495	16,774
Lawson Products, Inc.	645	5,341
Rush Enterprises, Inc.:
Class A (a)(d)	2,683	51,379
Class B (a)	1,009	16,416
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)	1,925	$ 42,620
Willis Lease Finance Corp. (a)	1,056	15,132
		1,767,719
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR (d)	550	11,264
TOTAL INDUSTRIALS		19,872,537
INFORMATION TECHNOLOGY - 50.4%
Communications Equipment - 5.7%
Acme Packet, Inc. (a)(d)	7,134	142,323
ADTRAN, Inc.	6,053	118,881
Alliance Fiber Optic Products, Inc.	180	2,077
Alvarion Ltd. (a)	5,431	2,390
Ambient Corp. (a)(d)	1,100	3,993
Anaren, Inc. (a)(d)	1,155	22,511
Arris Group, Inc. (a)	10,458	146,098
Aruba Networks, Inc. (a)(d)	12,038	234,500
AudioCodes Ltd. (a)(d)	2,694	7,570
Aviat Networks, Inc. (a)	4,784	13,156
Aware, Inc.	5,644	37,815
Bel Fuse, Inc.:
Class A	300	4,263
Class B (non-vtg.)	558	8,867
Black Box Corp.	1,429	35,225
Brocade Communications Systems, Inc. (a)	52,094	295,894
CalAmp Corp. (a)(d)	2,414	20,929
Ceragon Networks Ltd. (a)	3,191	16,402
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,443
Ciena Corp. (a)(d)	9,267	137,893
Cisco Systems, Inc.	549,216	10,385,675
Cogo Group, Inc. (a)(d)	3,330	7,826
Communications Systems, Inc.	3,600	37,728
Comtech Telecommunications Corp. (d)	1,521	38,877
Dialogic, Inc. (a)	358	537
Digi International, Inc. (a)	2,136	20,826
Ditech Networks, Inc. (a)	1,208	1,752
DragonWave, Inc. (a)	2,480	6,026
EchoStar Holding Corp. Class A (a)	5,651	177,215
EMCORE Corp. (a)	1,475	6,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	2,252	$ 10,157
Extreme Networks, Inc. (a)(d)	7,442	26,791
F5 Networks, Inc. (a)(d)	8,015	750,845
Finisar Corp. (a)(d)	8,662	117,543
Gilat Satellite Networks Ltd. (a)	5,055	26,589
Globecomm Systems, Inc. (a)(d)	1,887	22,418
Harmonic, Inc. (a)(d)	27,632	126,555
Infinera Corp. (a)	13,841	77,233
InterDigital, Inc.	4,223	180,238
Ituran Location & Control Ltd. (d)	2,549	33,315
Ixia (a)(d)	7,772	116,735
JDS Uniphase Corp. (a)(d)	21,722	263,488
KVH Industries, Inc. (a)(d)	1,563	19,788
Loral Space & Communications Ltd.	2,333	198,468
Meru Networks, Inc. (a)(d)	1,641	3,824
Mitel Networks, Inc. (a)	3,745	12,396
NETGEAR, Inc. (a)(d)	3,464	120,755
NumereX Corp. Class A (a)(d)	2,247	25,346
Oclaro, Inc. (a)(d)	6,326	11,640
Oplink Communications, Inc. (a)(d)	1,737	26,924
Parkervision, Inc. (a)(d)	7,644	17,428
PC-Tel, Inc.	2,538	16,395
Performance Technologies, Inc. (a)	470	400
Polycom, Inc. (a)	16,994	177,757
Powerwave Technologies, Inc. (a)(d)	2,510	862
Procera Networks, Inc. (a)(d)	2,618	54,062
QUALCOMM, Inc.	174,620	11,109,324
RADWARE Ltd. (a)(d)	2,638	84,310
Research In Motion Ltd. (a)(d)	53,560	621,296
Riverbed Technology, Inc. (a)	16,513	295,583
ShoreTel, Inc. (a)	4,564	19,716
Sierra Wireless, Inc. (a)(d)	2,705	20,913
Silicom Ltd. (a)	1,049	18,316
Sonus Networks, Inc. (a)	31,557	52,700
Sycamore Networks, Inc.	2,247	6,044
Symmetricom, Inc. (a)	3,327	19,796
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	23,181	217,670
Telestone Technologies Corp. (a)(d)	578	803
Tellabs, Inc.	36,061	128,377
Telular Corp.	2,245	22,495
Tessco Technologies, Inc.	550	11,974
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ubiquiti Networks, Inc. (a)(d)	8,870	$ 104,223
UTStarcom Holdings Corp. (a)	13,965	14,105
ViaSat, Inc. (a)(d)	5,502	210,341
Westell Technologies, Inc. Class A (a)	3,694	7,203
Wi-Lan, Inc.	14,813	75,008
Zhone Technologies, Inc. (a)	2,208	972
		27,415,701
Computers & Peripherals - 13.1%
Apple, Inc.	96,272	56,346,010
Avid Technology, Inc. (a)(d)	3,536	23,090
Concurrent Computer Corp.	867	4,578
Cray, Inc. (a)(d)	3,431	48,789
Datalink Corp. (a)	1,800	15,552
Dell, Inc. (d)	181,429	1,748,976
Dot Hill Systems Corp. (a)(d)	4,517	4,020
Electronics for Imaging, Inc. (a)	4,305	79,040
Hutchinson Technology, Inc. (a)(d)	1,552	2,483
iGO, Inc. (a)	2,072	518
Immersion Corp. (a)	2,166	14,231
Intevac, Inc. (a)	1,753	8,292
Logitech International SA (d)	16,274	115,545
NetApp, Inc. (a)	37,439	1,187,191
Novatel Wireless, Inc. (a)	2,420	3,291
OCZ Technology Group, Inc. (a)(d)	6,689	11,171
Overland Storage, Inc. (a)	3,560	3,916
QLogic Corp. (a)	9,664	91,615
Rimage Corp.	799	5,489
SanDisk Corp. (a)	24,864	972,182
Seagate Technology (d)	41,922	1,052,242
Silicon Graphics International Corp. (a)	2,986	25,053
Smart Technologies, Inc. Class A (a)	3,897	5,456
STEC, Inc. (a)	3,803	18,673
Stratasys, Inc. (a)	2,055	154,022
Super Micro Computer, Inc. (a)(d)	4,382	40,884
Synaptics, Inc. (a)(d)	3,033	81,042
Transact Technologies, Inc.	1,837	14,127
Western Digital Corp. (d)	25,636	857,268
Xyratex Ltd. (d)	2,115	19,818
		62,954,564
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,256	$ 18,409
Audience, Inc.	2,217	19,177
Cognex Corp.	3,969	142,170
Coherent, Inc. (a)(d)	2,992	138,380
CUI Global, Inc. (a)	1,439	8,174
Daktronics, Inc.	3,527	36,892
Digital Ally, Inc. (a)	179	797
DTS, Inc. (a)	1,687	25,777
Echelon Corp. (a)	3,399	10,163
Electro Rent Corp.	2,014	31,640
Electro Scientific Industries, Inc.	4,034	43,729
FARO Technologies, Inc. (a)(d)	1,765	62,269
FEI Co. (d)	3,752	206,473
Flextronics International Ltd. (a)	65,872	381,399
FLIR Systems, Inc.	15,156	309,182
Frequency Electronics, Inc. (a)	801	6,817
GSI Group, Inc. (a)	3,002	22,785
HLS Systems International Ltd. (a)(d)	6,494	70,525
Identive Group, Inc. (a)(d)	4,784	6,602
Insight Enterprises, Inc. (a)	4,185	70,894
IPG Photonics Corp. (a)	5,041	297,923
Itron, Inc. (a)(d)	4,275	187,245
KEY Tronic Corp. (a)(d)	2,433	24,671
Littelfuse, Inc.	2,057	118,709
LoJack Corp. (a)	1,208	2,984
LRAD Corp. (a)	2,260	2,373
Magal Security Systems Ltd. (a)	1,252	4,507
Maxwell Technologies, Inc. (a)	2,392	17,342
Measurement Specialties, Inc. (a)(d)	1,277	39,651
Mercury Systems, Inc. (a)	2,848	25,034
Mesa Laboratories, Inc.	635	30,080
MicroVision, Inc. (a)(d)	1,233	3,156
MOCON, Inc.	1,486	21,800
Molex, Inc.	11,932	314,766
Molex, Inc. Class A (non-vtg.)	8,650	187,792
MTS Systems Corp.	1,471	71,123
Multi-Fineline Electronix, Inc. (a)	2,217	37,889
National Instruments Corp. (d)	14,204	345,441
Neonode, Inc. (a)(d)	3,560	13,813
NetList, Inc. (a)(d)	1,689	1,321
Newport Corp. (a)	3,551	45,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Orbotech Ltd. (a)	5,875	$ 49,761
OSI Systems, Inc. (a)	1,986	121,702
Parametric Sound Corp. (a)(d)	937	4,432
PC Connection, Inc.	2,121	22,483
PC Mall, Inc. (a)	1,383	8,201
Perceptron, Inc.	784	4,555
Planar Systems, Inc. (a)	480	629
Plexus Corp. (a)(d)	3,089	71,510
Power-One, Inc. (a)(d)	14,863	61,681
RadiSys Corp. (a)	1,899	4,273
Research Frontiers, Inc. (a)	1,108	4,011
Richardson Electronics Ltd.	1,588	17,389
Rofin-Sinar Technologies, Inc. (a)(d)	3,325	70,324
Sanmina Corp. (a)(d)	8,739	82,321
ScanSource, Inc. (a)(d)	3,839	113,442
Tech Data Corp. (a)	3,687	162,855
Trimble Navigation Ltd. (a)(d)	13,211	735,060
TTM Technologies, Inc. (a)	7,898	71,240
Universal Display Corp. (a)	4,998	119,352
Viasystems Group, Inc. (a)	2,351	27,577
Zygo Corp. (a)(d)	1,484	21,948
		5,179,860
Internet Software & Services - 8.6%
21Vianet Group, Inc. ADR (a)	3,322	32,456
Akamai Technologies, Inc. (a)	18,542	679,008
Ancestry.com, Inc. (a)	4,228	133,605
Angie's List, Inc.	5,766	64,060
Autobytel, Inc. (a)	631	2,410
Baidu.com, Inc. sponsored ADR (a)(d)	28,284	2,724,032
Bazaarvoice, Inc.	6,688	65,409
Blucora, Inc. (a)	3,969	58,543
Brightcove, Inc. (d)	2,608	25,350
BroadVision, Inc. (a)(d)	599	5,445
Carbonite, Inc. (a)(d)	2,600	24,804
China Finance Online Co. Ltd. ADR (a)	2,033	2,338
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	11,000
Commtouch Software Ltd. (a)	13,700	43,155
comScore, Inc. (a)	3,739	49,766
Constant Contact, Inc. (a)	3,257	43,383
Cornerstone OnDemand, Inc. (a)(d)	4,650	130,386
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CoStar Group, Inc. (a)(d)	2,977	$ 258,582
DealerTrack Holdings, Inc. (a)(d)	4,200	112,938
Digital River, Inc. (a)	3,351	48,958
E2open, Inc. (d)	2,190	30,901
EarthLink, Inc.	10,002	66,013
eBay, Inc. (a)	132,577	7,002,717
eGain Communications Corp. (a)(d)	3,510	15,023
Equinix, Inc. (a)(d)	5,030	934,373
Facebook, Inc. Class A	113,301	3,172,428
FriendFinder Networks, Inc. (a)(d)	2,000	1,320
GigaMedia Ltd. (a)	5,039	4,611
Google, Inc. Class A (a)	26,891	18,779,868
IAC/InterActiveCorp	8,899	419,588
Internap Network Services Corp. (a)(d)	4,621	27,587
iPass, Inc. (a)	4,991	9,134
j2 Global, Inc.	4,359	131,816
Keynote Systems, Inc.	1,401	19,068
KIT digital, Inc. (a)	5,075	3,832
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,174
Limelight Networks, Inc. (a)	7,958	15,439
Liquidity Services, Inc. (a)(d)	2,978	122,277
LivePerson, Inc. (a)(d)	6,112	80,617
Local Corp. (a)(d)	545	1,401
LogMeIn, Inc. (a)(d)	2,380	50,932
Marchex, Inc. Class B	2,468	10,267
Market Leader, Inc. (a)	3,144	20,908
MercadoLibre, Inc.	4,562	328,236
Move, Inc. (a)	3,598	27,093
NetEase.com, Inc. sponsored ADR (d)	7,794	341,845
NIC, Inc.	5,781	86,773
Open Text Corp. (a)	6,591	378,666
OpenTable, Inc. (a)	2,233	100,239
Perficient, Inc. (a)(d)	7,510	81,784
Points International Ltd. (a)	1,800	19,836
QuinStreet, Inc. (a)	3,529	22,056
RealNetworks, Inc. (a)	2,721	19,782
Rediff.com India Ltd. sponsored ADR (a)	371	1,102
Reis, Inc. (a)	4,600	59,018
Remark Media, Inc. (a)	212	350
Responsys, Inc. (a)(d)	5,878	38,325
Saba Software, Inc. (a)	3,198	25,008
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SciQuest, Inc. (a)	2,059	$ 33,541
Selectica, Inc. (a)	245	1,274
Sify Technologies Ltd. sponsored ADR (a)	1,965	3,930
SINA Corp. (a)(d)	7,215	328,427
Sohu.com, Inc. (a)(d)	3,637	144,862
SPS Commerce, Inc. (a)(d)	1,000	36,860
Stamps.com, Inc. (a)(d)	1,389	35,239
Support.com, Inc. (a)	3,686	16,218
Synacor, Inc.	2,654	16,933
TechTarget, Inc. (a)	3,566	19,363
TheStreet.com, Inc.	1,783	2,995
Travelzoo, Inc. (a)	1,494	26,235
United Online, Inc.	8,242	47,144
Unwired Planet, Inc. (a)	8,604	11,787
ValueClick, Inc. (a)(d)	7,372	139,110
Velti PLC (a)(d)	6,123	20,879
VeriSign, Inc. (a)	16,354	558,162
VistaPrint Ltd. (a)(d)	3,485	108,192
Vocus, Inc. (a)(d)	2,078	35,451
Web.com Group, Inc. (a)(d)	4,909	74,175
WebMD Health Corp. (a)(d)	5,245	73,692
WebMediaBrands, Inc. (a)	208	480
Yahoo!, Inc. (a)	122,835	2,305,613
Yandex NV (a)(d)	19,677	429,352
Zix Corp. (a)	5,859	16,054
		41,454,003
IT Services - 2.0%
Acxiom Corp. (a)	7,793	137,858
Automatic Data Processing, Inc.	48,644	2,761,033
Cardtronics, Inc. (a)	4,436	101,762
Cass Information Systems, Inc.	787	36,981
China Information Technology, Inc. (a)(d)	1,650	1,533
Cognizant Technology Solutions Corp. Class A (a)	30,516	2,051,591
Computer Task Group, Inc. (a)(d)	2,070	37,757
CSG Systems International, Inc. (a)(d)	3,230	60,013
Dynamics Research Corp. (a)	900	4,752
Edgewater Technology, Inc. (a)	1,090	4,131
Euronet Worldwide, Inc. (a)(d)	6,274	139,659
ExlService Holdings, Inc. (a)(d)	3,384	90,860
Fiserv, Inc. (a)(d)	13,716	1,055,995
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	2,212	$ 61,958
Hackett Group, Inc. (a)	3,105	11,054
iGate Corp. (a)(d)	6,608	99,054
Information Services Group, Inc. (a)	2,794	2,794
Infosys Ltd. sponsored ADR (d)	6,793	301,949
Innodata, Inc. (a)	1,720	6,364
Jack Henry & Associates, Inc.	9,831	382,131
Lionbridge Technologies, Inc. (a)	5,275	21,680
LML Payment Systems, Inc. (a)	2,787	9,476
ManTech International Corp. Class A	3,408	85,132
Mattersight Corp. (a)	1,970	10,067
ModusLink Global Solutions, Inc. (a)	3,600	11,988
NCI, Inc. Class A (a)	868	3,646
Newtek Business Services, Inc. (a)	2,552	4,721
Official Payments Holdings, Inc. (a)	2,301	11,712
Online Resources Corp. (a)	2,603	6,013
Pactera Technology International Ltd. ADR (d)	3,293	24,632
Paychex, Inc. (d)	37,012	1,204,370
PFSweb, Inc. (a)	1,898	4,612
PRG-Schultz International, Inc. (a)	6,678	42,672
Rainmaker Systems, Inc. (a)	1,909	1,470
Sapient Corp. (a)	18,141	192,113
ServiceSource International, Inc. (a)(d)	7,209	36,982
Syntel, Inc. (d)	4,957	298,213
Teletech Holdings, Inc. (a)	9,648	164,209
Virtusa Corp. (a)(d)	2,378	37,239
Yucheng Technologies Ltd. (a)	1,788	6,884
		9,527,060
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	5,706	222,249
Semiconductors & Semiconductor Equipment - 7.3%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	7,858
Advanced Energy Industries, Inc. (a)(d)	3,336	42,667
Aixtron AG sponsored ADR (d)	770	9,710
Alpha & Omega Semiconductor Ltd. (a)	2,548	22,168
Altera Corp.	32,755	1,060,934
Amkor Technology, Inc. (a)(d)	16,037	68,157
Amtech Systems, Inc. (a)	792	2,566
ANADIGICS, Inc. (a)	5,180	9,376
Analog Devices, Inc.	31,159	1,265,055
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	127,193	$ 1,364,781
Applied Micro Circuits Corp. (a)(d)	5,170	35,311
ARM Holdings PLC sponsored ADR (d)	11,474	428,210
ASM International NV unit (d)	565	19,775
ASML Holding NV (d)	10,264	642,218
Atmel Corp. (a)(d)	43,991	245,910
ATMI, Inc. (a)	2,939	58,545
Avago Technologies Ltd. (d)	25,158	883,046
Axcelis Technologies, Inc. (a)	7,148	7,077
AXT, Inc. (a)	2,879	8,119
Broadcom Corp. Class A	51,557	1,669,416
Brooks Automation, Inc.	7,616	58,643
BTU International, Inc. (a)	667	1,394
Cabot Microelectronics Corp. (d)	2,977	97,110
Camtek Ltd. (a)	1,772	2,481
Canadian Solar, Inc. (a)(d)	3,257	8,566
Cascade Microtech, Inc. (a)	1,205	6,772
Cavium, Inc. (a)	5,383	189,643
Ceva, Inc. (a)	2,062	31,157
China Sunergy Co. Ltd. ADR (a)	811	989
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	3,194	34,974
Cirrus Logic, Inc. (a)(d)	6,650	208,278
Cohu, Inc.	2,800	27,160
Cree, Inc. (a)	12,048	389,271
CVD Equipment Corp. (a)	958	8,469
Cymer, Inc. (a)	3,200	280,640
Cypress Semiconductor Corp.	14,149	143,612
Diodes, Inc. (a)(d)	8,592	130,083
DSP Group, Inc. (a)	1,709	10,117
Entegris, Inc. (a)(d)	13,615	121,990
Entropic Communications, Inc. (a)(d)	8,091	41,992
Exar Corp. (a)(d)	3,484	28,569
Ezchip Semiconductor Ltd. (a)(d)	3,149	119,379
First Solar, Inc. (a)(d)	9,257	249,846
FormFactor, Inc. (a)	4,723	20,923
GSI Technology, Inc. (a)	2,209	12,459
GT Advanced Technologies, Inc. (a)(d)	11,116	37,461
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	3,840
Himax Technologies, Inc. sponsored ADR	6,926	16,899
Hittite Microwave Corp. (a)(d)	3,684	223,545
Ikanos Communications, Inc. (a)(d)	7,650	10,175
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)(d)	12,662	$ 79,391
Integrated Silicon Solution, Inc. (a)	2,319	20,314
Intel Corp. (d)	513,023	10,039,860
Intermolecular, Inc.	4,427	30,989
Intersil Corp. Class A	14,332	102,187
IXYS Corp.	2,709	21,943
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	7,083
KLA-Tencor Corp.	16,962	771,262
Kopin Corp. (a)	6,229	19,995
Kulicke & Soffa Industries, Inc. (a)	7,932	90,663
Lam Research Corp. (a)(d)	19,159	672,864
Lattice Semiconductor Corp. (a)	13,458	53,294
Linear Technology Corp. (d)	23,283	772,763
LTX-Credence Corp. (a)(d)	3,814	21,664
M/A-COM Technology Solutions, Inc. (d)	4,539	64,091
Marvell Technology Group Ltd.	57,654	488,906
Mattson Technology, Inc. (a)(d)	3,129	2,660
Maxim Integrated Products, Inc. (d)	29,775	869,132
Mellanox Technologies Ltd. (a)(d)	4,469	325,701
MEMSIC, Inc. (a)	1,776	5,719
Micrel, Inc.	6,146	59,063
Microchip Technology, Inc.	19,887	604,963
Micron Technology, Inc. (a)(d)	105,684	631,990
Microsemi Corp. (a)(d)	8,353	159,876
Mindspeed Technologies, Inc. (a)	3,673	13,333
MIPS Technologies, Inc. (a)	5,288	39,872
MKS Instruments, Inc.	6,422	155,734
Monolithic Power Systems, Inc. (a)(d)	3,194	67,585
MoSys, Inc. (a)	2,523	8,074
Nanometrics, Inc. (a)	2,245	32,463
Nova Measuring Instruments Ltd. (a)	2,306	17,802
NVE Corp. (a)(d)	453	24,054
NVIDIA Corp.	63,775	764,025
NXP Semiconductors NV (a)	25,700	629,136
O2Micro International Ltd. sponsored ADR (a)	3,450	10,523
Omnivision Technologies, Inc. (a)(d)	5,064	76,466
ON Semiconductor Corp. (a)(d)	49,141	325,805
PDF Solutions, Inc. (a)(d)	2,505	34,769
Peregrine Semiconductor Corp. (d)	3,014	51,027
Pericom Semiconductor Corp. (a)	2,086	15,687
Photronics, Inc. (a)(d)	5,193	26,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pixelworks, Inc. (a)	3,092	$ 7,112
PLX Technology, Inc. (a)	5,702	26,172
PMC-Sierra, Inc. (a)	22,033	113,470
Power Integrations, Inc.	3,028	94,201
QuickLogic Corp. (a)(d)	4,310	8,879
Rambus, Inc. (a)	10,601	51,839
RDA Microelectronics, Inc. sponsored ADR	1,650	16,979
RF Micro Devices, Inc. (a)	26,446	114,247
Rubicon Technology, Inc. (a)(d)	2,238	14,368
Rudolph Technologies, Inc. (a)(d)	2,800	30,968
SemiLEDs Corp. (a)	2,000	2,140
Semtech Corp. (a)(d)	6,027	164,838
Sigma Designs, Inc. (a)	2,862	16,457
Silicon Image, Inc. (a)	8,358	38,948
Silicon Laboratories, Inc. (a)(d)	4,673	195,425
Silicon Motion Technology Corp. sponsored ADR (a)(d)	3,200	41,600
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	51,467
Skyworks Solutions, Inc. (a)	20,134	456,035
Spreadtrum Communications, Inc. ADR	3,944	73,280
SunPower Corp. (a)(d)	11,780	54,188
Supertex, Inc.	1,164	21,162
Tessera Technologies, Inc.	6,663	108,274
Texas Instruments, Inc. (d)	117,864	3,473,452
Tower Semiconductor Ltd. (a)(d)	1,741	14,729
TranSwitch Corp. (a)(d)	1,874	1,361
TriQuint Semiconductor, Inc. (a)(d)	19,496	98,650
Ultra Clean Holdings, Inc. (a)	1,865	8,989
Ultratech, Inc. (a)	2,319	76,110
Veeco Instruments, Inc. (a)	3,733	106,241
Vimicro International Corp. sponsored ADR (a)	1,883	2,354
Volterra Semiconductor Corp. (a)	2,284	40,107
Xilinx, Inc. (d)	26,350	913,028
		35,013,878
Software - 12.6%
Accelrys, Inc. (a)	4,219	37,169
ACI Worldwide, Inc. (a)	5,005	215,766
Activision Blizzard, Inc. (d)	114,116	1,305,487
Actuate Corp. (a)	4,500	23,985
Adobe Systems, Inc. (a)(d)	50,393	1,744,102
Advent Software, Inc. (a)(d)	5,185	115,418
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Allot Communications Ltd. (a)(d)	3,016	$ 65,869
American Software, Inc. Class A	2,162	17,447
ANSYS, Inc. (a)(d)	9,703	643,600
AsiaInfo-Linkage, Inc. (a)(d)	7,921	90,933
Aspen Technology, Inc. (a)(d)	9,899	257,275
Attunity Ltd. (a)(d)	1,304	9,519
Autodesk, Inc. (a)	24,350	806,716
AutoNavi Holdings Ltd. ADR (a)	4,461	54,424
Blackbaud, Inc.	5,447	121,686
BluePhoenix Solutions Ltd. (a)	285	1,126
BMC Software, Inc. (a)	16,099	659,415
Bottomline Technologies, Inc. (a)(d)	3,622	88,775
BroadSoft, Inc. (a)(d)	2,902	91,790
CA Technologies, Inc.	48,686	1,078,882
Cadence Design Systems, Inc. (a)(d)	26,548	337,956
Callidus Software, Inc. (a)(d)	2,708	11,401
Changyou.com Ltd. (A Shares) ADR (d)	1,356	33,385
Check Point Software Technologies Ltd. (a)(d)	21,426	989,238
Cinedigm Digital Cinema Corp. (a)	4,170	6,005
Citrix Systems, Inc. (a)	19,164	1,172,070
ClickSoftware Technologies Ltd.	2,678	20,031
CommVault Systems, Inc. (a)(d)	4,771	316,604
Compuware Corp. (a)	25,037	234,096
Comverse Technology, Inc. (a)	21,879	77,889
Comverse, Inc. (a)	2,187	62,920
Concur Technologies, Inc. (a)(d)	5,941	390,383
Datawatch Corp. (a)	596	8,988
Descartes Systems Group, Inc. (a)	5,283	45,472
Digimarc Corp.	697	12,943
Ebix, Inc. (d)	3,374	56,717
Electronic Arts, Inc. (a)(d)	34,323	508,324
Eloqua, Inc. (d)	2,775	50,089
Envivio, Inc. (d)	4,709	7,629
EPIQ Systems, Inc.	3,174	38,056
ePlus, Inc.	1,018	41,168
Evolving Systems, Inc.	1,208	8,021
FalconStor Software, Inc. (a)	4,107	9,816
Fortinet, Inc. (a)	17,154	342,737
Glu Mobile, Inc. (a)(d)	5,808	16,611
Guidance Software, Inc. (a)	2,847	31,744
Informatica Corp. (a)(d)	11,868	318,893
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence Group, Inc. (a)(d)	1,647	$ 52,902
Intuit, Inc. (d)	30,144	1,805,927
JDA Software Group, Inc. (a)	4,109	183,508
Jive Software, Inc.	5,945	85,965
KongZhong Corp. sponsored ADR (a)	2,588	15,269
Magic Software Enterprises Ltd. (d)	2,459	10,869
Majesco Entertainment Co. (a)	3,390	3,119
Manhattan Associates, Inc. (a)(d)	1,860	106,466
Mentor Graphics Corp. (a)(d)	11,212	167,395
MICROS Systems, Inc. (a)(d)	8,391	364,673
Microsoft Corp.	859,138	22,870,254
MicroStrategy, Inc. Class A (a)	912	80,703
Mitek Systems, Inc. (a)(d)	2,622	6,240
Monotype Imaging Holdings, Inc.	3,416	52,299
Motricity, Inc. (a)(d)	3,200	2,728
Net 1 UEPS Technologies, Inc. (a)	4,905	38,112
NetScout Systems, Inc. (a)	4,930	123,842
NetSol Technologies, Inc. (a)	525	3,434
NICE Systems Ltd. sponsored ADR (a)	3,822	129,107
Nuance Communications, Inc. (a)(d)	31,696	704,919
Opnet Technologies, Inc.	2,676	111,161
Oracle Corp. (d)	500,194	16,056,227
Parametric Technology Corp. (a)	13,815	279,616
Pegasystems, Inc.	3,459	70,356
Perfect World Co. Ltd. sponsored ADR Class B	4,134	45,970
Pervasive Software, Inc. (a)	1,282	11,282
Progress Software Corp. (a)(d)	6,324	127,176
Proofpoint, Inc. (d)	2,950	32,450
QAD, Inc. Class A	1,432	18,874
QLIK Technologies, Inc. (a)(d)	9,403	182,230
Qualys, Inc.	3,340	44,689
RealPage, Inc. (a)(d)	7,345	145,358
Retalix Ltd. (a)	2,334	69,133
Rovi Corp. (a)	10,542	161,714
Sapiens International Corp. NV (a)(d)	8,887	32,971
SeaChange International, Inc. (a)	2,919	27,001
Shanda Games Ltd. sponsored ADR (d)	6,211	19,254
Smith Micro Software, Inc. (a)	2,943	3,649
Sonic Foundry, Inc. (a)	478	3,370
Sourcefire, Inc. (a)(d)	3,175	156,305
Splunk, Inc. (d)	9,953	300,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies Holdings, Inc. (a)(d)	8,277	$ 195,254
Symantec Corp. (a)	72,769	1,365,146
Synchronoss Technologies, Inc. (a)(d)	3,905	71,305
Synopsys, Inc. (a)	14,796	485,309
Take-Two Interactive Software, Inc. (a)(d)	8,758	108,336
Tangoe, Inc. (a)	3,946	51,456
TeleCommunication Systems, Inc. Class A (a)	4,258	9,581
TeleNav, Inc. (a)	3,300	26,697
The9 Ltd. sponsored ADR (a)(d)	1,168	3,504
THQ, Inc. (a)(d)	567	822
TIBCO Software, Inc. (a)	16,862	422,393
TigerLogic Corp. (a)	4,013	7,544
TiVo, Inc. (a)	13,922	162,887
Trunkbow International Holdings Ltd. (a)	2,500	2,875
Ultimate Software Group, Inc. (a)(d)	3,026	285,987
Vasco Data Security International, Inc. (a)	3,654	27,442
Verint Systems, Inc. (a)(d)	3,645	101,222
Wave Systems Corp. Class A (a)(d)	5,662	3,567
Websense, Inc. (a)	3,468	48,413
Zynga, Inc.	59,423	146,181
		60,811,589
TOTAL INFORMATION TECHNOLOGY		242,578,904
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	2,693	70,503
ADA-ES, Inc. (a)(d)	913	14,928
American Pacific Corp. (a)	617	7,151
Balchem Corp. (d)	2,669	95,417
Cereplast, Inc. (a)	820	74
Fuwei Films Holdings Co. Ltd. (a)	926	1,278
Gulf Resources, Inc. (a)(d)	3,255	3,711
Hawkins, Inc. (d)	1,179	47,160
Innophos Holdings, Inc.	1,988	95,245
Innospec, Inc. (d)	2,724	86,705
Landec Corp. (a)	2,417	24,315
Material Sciences Corp. (a)	1,000	8,990
Methanex Corp.	9,404	284,577
Penford Corp. (a)	697	5,123
Senomyx, Inc. (a)	3,104	5,370
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	12,403	$ 899,466
TPC Group, Inc. (a)	1,553	74,591
Yongye International, Inc. (a)(d)	4,112	22,123
Zoltek Companies, Inc. (a)(d)	2,884	20,332
		1,767,059
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	3,434	54,257
China Advanced Construction Materials Group, Inc. (a)	1,617	906
U.S. Concrete, Inc. (a)	9,360	77,782
United States Lime & Minerals, Inc. (a)	477	20,955
		153,900
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)(d)	553	33,457
Silgan Holdings, Inc.	6,648	295,703
UFP Technologies, Inc. (a)	1,423	23,664
		352,824
Metals & Mining - 0.5%
Century Aluminum Co. (a)(d)	16,826	130,738
China Gerui Adv Mat Group Ltd. (a)	5,824	7,222
China Natural Resources, Inc. (a)	1,718	9,243
China Precision Steel, Inc. (a)(d)	271	480
Globe Specialty Metals, Inc.	7,665	106,237
Handy & Harman Ltd. (a)	2,127	29,927
Haynes International, Inc.	1,358	63,201
Horsehead Holding Corp. (a)(d)	3,155	29,342
Kaiser Aluminum Corp. (d)	1,758	107,009
Olympic Steel, Inc.	3,980	78,685
Pan American Silver Corp. (d)	16,085	306,419
Randgold Resources Ltd. sponsored ADR	5,562	597,136
Royal Gold, Inc. (d)	5,925	478,503
Schnitzer Steel Industries, Inc. Class A (d)	2,367	66,726
Silver Standard Resources, Inc. (a)(d)	7,860	106,110
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	1,768
Steel Dynamics, Inc.	20,899	270,015
Sutor Technology Group Ltd. (a)	5,943	5,408
Universal Stainless & Alloy Products, Inc. (a)(d)	559	19,291
		2,413,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	10,312	$ 71,565
Pope Resources, Inc. LP	396	20,786
		92,351
TOTAL MATERIALS		4,779,594
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	6,659	43,949
Alaska Communication Systems Group, Inc.	3,895	8,608
Atlantic Tele-Network, Inc. (d)	1,469	54,177
B Communications Ltd. (a)	2,234	11,527
Cbeyond, Inc. (a)	2,879	21,391
City Telecom (HK) Ltd. sponsored ADR	1,671	8,338
Cogent Communications Group, Inc.	5,494	116,143
Consolidated Communications Holdings, Inc.	3,932	59,137
FairPoint Communications, Inc. (a)(d)	2,654	19,878
Frontier Communications Corp. (d)	103,769	499,129
General Communications, Inc. Class A (a)	3,238	27,296
Globalstar, Inc. (a)(d)	22,812	8,897
Hawaiian Telcom Holdco, Inc. (a)	740	13,283
HickoryTech Corp.	5,938	57,717
inContact, Inc. (a)(d)	3,812	19,822
Internet Gold Golden Lines Ltd. (a)	1,546	6,540
Iridium Communications, Inc. (a)	7,393	45,615
Lumos Networks Corp.	1,653	16,183
Neutral Tandem, Inc.	2,667	7,174
ORBCOMM, Inc. (a)	2,897	9,792
Towerstream Corp. (a)	5,027	16,991
tw telecom, inc. (a)	15,255	391,901
VocalTec Communications Ltd. (a)(d)	1,700	29,257
Windstream Corp. (d)	62,329	522,317
		2,015,062
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de C.V. Series A sponsored ADR	968	22,884
Boingo Wireless, Inc. (a)	3,209	22,752
Clearwire Corp. Class A (a)	74,544	172,942
Leap Wireless International, Inc. (a)(d)	7,668	49,842
Linktone Ltd. sponsored ADR (a)(d)	452	1,103
NII Holdings, Inc. (a)(d)	17,070	86,545
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTELOS Holdings Corp.	2,909	$ 37,526
Partner Communications Co. Ltd. ADR	1,446	9,254
SBA Communications Corp. Class A (a)(d)	12,535	862,659
Shenandoah Telecommunications Co.	1,983	27,564
USA Mobility, Inc.	1,749	20,218
Vodafone Group PLC sponsored ADR (d)	97,525	2,516,145
		3,829,434
TOTAL TELECOMMUNICATION SERVICES		5,844,496
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,742	138,608
Otter Tail Corp.	3,441	83,375
		221,983
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,660
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	4,322
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	11,943
Cadiz, Inc. (a)(d)	1,425	12,184
Connecticut Water Service, Inc.	871	26,862
Consolidated Water Co., Inc.	1,157	8,990
Middlesex Water Co.	1,342	25,109
Pure Cycle Corp. (a)	3,377	8,544
Tri-Tech Holding, Inc. (a)	664	1,248
York Water Co.	1,176	20,498
		115,378
TOTAL UTILITIES		366,343
TOTAL COMMON STOCKS (Cost $362,084,276)		474,853,554
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $8,731)	560	7,868
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.13% 12/6/12 (e) (Cost $399,993)	$ 400,000	$ 399,998
Money Market Funds - 25.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,159,281	5,159,281
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	115,969,022	115,969,022
TOTAL MONEY MARKET FUNDS (Cost $121,128,303)		121,128,303
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $483,621,303)		596,389,723
NET OTHER ASSETS (LIABILITIES) - (23.9)%		(115,070,012)
NET ASSETS - 100%		$ 481,319,711
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
123 CME E-mini NASDAQ 100 Index Contracts	Dec. 2012	$ 6,582,345	$ 86,116

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,293
Fidelity Securities Lending Cash Central Fund	649,801
Total	$ 662,094
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,785,025	$ 82,779,349	$ -	$ 5,676
Consumer Staples	19,085,519	19,084,467	-	1,052
Energy	6,349,800	6,349,800	-	-
Financials	31,815,562	31,815,562	-	-
Health Care	61,375,774	61,375,774	-	-
Industrials	19,872,537	19,872,537	-	-
Information Technology	242,578,904	242,578,904	-	-
Materials	4,779,594	4,779,594	-	-
Telecommunication Services	5,844,496	5,844,496	-	-
Utilities	366,343	366,343	-	-
Investment Companies	7,868	7,868	-	-
U.S. Government and Government Agency Obligations	399,998	-	399,998	-
Money Market Funds	121,128,303	121,128,303	-	-
Total Investments in Securities:	$ 596,389,723	$ 595,982,997	$ 399,998	$ 6,728
Derivative Instruments:
Assets
Futures Contracts	$ 86,116	$ 86,116	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 86,116	$ -
Total Value of Derivatives	$ 86,116	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $112,587,186) - See accompanying schedule: Unaffiliated issuers (cost $362,493,000)	$ 475,261,420
Fidelity Central Funds (cost $121,128,303)	121,128,303
Total Investments (cost $483,621,303)		$ 596,389,723
Foreign currency held at value (cost $55,466)		55,380
Receivable for investments sold		217,941
Receivable for fund shares sold		837,549
Dividends receivable		751,378
Distributions receivable from Fidelity Central Funds		55,963
Prepaid expenses		1,659
Receivable from investment adviser for expense reductions		87,101
Other receivables		1,615
Total assets		598,398,309

Liabilities
Payable to custodian bank	$ 1,079
Payable for fund shares redeemed	723,504
Accrued management fee	93,534
Distribution and service plan fees payable	71,681
Payable for daily variation margin on futures contracts	10,197
Other affiliated payables	71,583
Other payables and accrued expenses	137,998
Collateral on securities loaned, at value	115,969,022
Total liabilities		117,078,598

Net Assets		$ 481,319,711
Net Assets consist of:
Paid in capital		$ 369,323,031
Undistributed net investment income		4,038,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,896,224)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,854,458
Net Assets, for 11,911,111 shares outstanding		$ 481,319,711
Net Asset Value, offering price and redemption price per share ($481,319,711 ÷ 11,911,111 shares)		$ 40.41

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 5,376,671
Interest		481
Income from Fidelity Central Funds (including $649,801 from security lending)		662,094
Total income		6,039,246

Expenses
Management fee	$ 975,029
Transfer agent fees	571,293
Distribution and service plan fees	243,625
Licensing fees	243,625
Accounting and security lending fees	161,220
Custodian fees and expenses	16,232
Independent trustees' compensation	2,627
Registration fees	76,817
Audit	52,454
Legal	1,253
Miscellaneous	2,956
Total expenses before reductions	2,347,131
Expense reductions	(922,774)	1,424,357
Net investment income (loss)		4,614,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,210,091
Foreign currency transactions	708
Futures contracts	1,948,684
Total net realized gain (loss)		4,159,483
Change in net unrealized appreciation (depreciation) on: Investment securities	42,011,195
Assets and liabilities in foreign currencies	(84)
Futures contracts	(224,302)
Total change in net unrealized appreciation (depreciation)		41,786,809
Net gain (loss)		45,946,292
Net increase (decrease) in net assets resulting from operations		$ 50,561,181

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,614,889	$ 2,520,953
Net realized gain (loss)	4,159,483	(1,041,670)
Change in net unrealized appreciation (depreciation)	41,786,809	15,158,096
Net increase (decrease) in net assets resulting from operations	50,561,181	16,637,379
Distributions to shareholders from net investment income	(2,376,699)	(1,909,533)
Share transactions Proceeds from sales of shares	231,778,282	124,909,475
Reinvestment of distributions	2,275,159	1,821,297
Cost of shares redeemed	(112,190,691)	(110,586,151)
Net increase (decrease) in net assets resulting from share transactions	121,862,750	16,144,621
Redemption fees	144,852	104,833
Total increase (decrease) in net assets	170,192,084	30,977,300

Net Assets
Beginning of period	311,127,627	280,150,327
End of period (including undistributed net investment income of $4,038,446 and undistributed net investment income of $2,154,859, respectively)	$ 481,319,711	$ 311,127,627
Other Information Shares
Sold	5,831,849	3,529,453
Issued in reinvestment of distributions	67,074	51,933
Redeemed	(2,865,865)	(3,103,163)
Net increase (decrease)	3,033,058	478,223

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 35.04	$ 33.35	$ 28.54	$ 20.48	$ 35.88
Income from Investment Operations
Net investment income (loss) B	.44	.28	.22	.18	.22
Net realized and unrealized gain (loss)	5.19	1.63	4.73	8.07	(14.96)
Total from investment operations	5.63	1.91	4.95	8.25	(14.74)
Distributions from net investment income	(.27)	(.23)	(.15)	(.20)	(.18)
Distributions from net realized gain	-	-	-	-	(.50)
Total distributions	(.27)	(.23)	(.15)	(.20)	(.68)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.02
Net asset value, end of period	$ 40.41	$ 35.04	$ 33.35	$ 28.54	$ 20.48
Total Return A	16.24%	5.74%	17.45%	40.70%	(41.83)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.58%	.58%	.62%	.61%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.13%	.80%	.73%	.75%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,320	$ 311,128	$ 280,150	$ 220,902	$ 118,655
Portfolio turnover rate D	10%	12%	8%	3%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds and investment companies, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,946,267
Gross unrealized depreciation	(42,505,841)
Net unrealized appreciation (depreciation) on securities and other investments	$ 110,440,426

Tax Cost	$ 485,949,297

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,054,977
Capital loss carryforward	$ (2,464,459)
Net unrealized appreciation (depreciation)	$ 110,423,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (170,108)
2018	(2,223,511)
2019	(70,840)
Total capital loss carryforward	$ (2,464,459)

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 2,376,699	$ 1,909,533

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,948,684 and a change in net unrealized appreciation (depreciation) of ($224,302) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,554,745 and $41,549,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,027 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Annual Report

8. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $922,740.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 17, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Assistant Treasurer (2012-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 99% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Fidelity Nasdaq Composite Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 46% means that 54% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expense ratio ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also considered that the fund pays The NASDAQ OMX Group, Inc. a 0.06% licensing fee and a 0.06% marketing (12b-1) fee and that the majority of funds in the fund's competitive universe do not have 12b-1 fees.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.35% through January 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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EIF-UANN-0113
1.795563.109

Fidelity®

Nasdaq Composite Index® Tracking Stock

Annual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	16.13%	18.31%	75.44%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	16.67%	18.96%	75.77%
Nasdaq Composite Index®	16.32%	18.94%	79.10%

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	16.13%	3.42%	6.31%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	16.67%	3.53%	6.33%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Nasdaq Composite Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equity benchmarks posted double-digit gains for the year ending November 30, 2012, despite investors' concerns over debt woes in Europe, slower growth in China and partisan gridlock in Congress. Signs of recovery in the U.S. economy lifted stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.13% for the 12 months, while the technology-heavy Nasdaq Composite Index® gained 16.32% and the blue-chip-laden Dow Jones Industrial AverageSM added 11.10%. Stocks fell early on, but an improving U.S. economy and proposed bailouts in Europe buoyed equities in the first quarter of 2012. Fear resurfaced in April and May, but stocks rebounded in June on central bank stimulus, a reviving U.S. housing market and more eurozone aid. Although equity benchmarks hit multiyear highs in September, pre-election jitters and the looming "fiscal cliff" of tax hikes and federal spending cuts triggered some profit-taking, followed by a brief post-election sell-off. Hurricane Sandy's aftereffects added to uncertainty, but stocks proved resilient. Five of the 10 sectors within the S&P 500® Index outperformed the benchmark, led by financials and consumer discretionary, while energy and utilities lagged the most, with only modest gains. Despite eurozone turmoil, foreign developed-markets stocks rose, with the MSCI® EAFE® Index adding 12.76%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity Nasdaq Composite Index® Tracking Stock: For the year, the fund rose 16.13%, modestly trailing the Nasdaq index. Apple was the biggest individual contributor. Its shares were up roughly 55%, and this impact was magnified because the consumer electronics and computer maker was by far the largest position in the index. Also in technology, online auction site eBay did very well, while Internet search leader Google and wireless technology company QUALCOMM also contributed. Elsewhere, media and cable company Comcast and Internet retailer Amazon.com enjoyed good results, and, in health care, biotechnology stocks Gilead Sciences and Amgen contributed. In contrast, Intel, a maker of microprocessors, was a notable detractor, declining approximately 19%, with much of that loss coming late in the period. Computer maker Dell also encountered tough times. Other technology detractors were Baidu.com, the leading Internet search company in China; Research In Motion, the Canadian maker of the struggling BlackBerry communication device; and social media giant Facebook. In other areas, shares of Internet daily deals retailer Groupon sharply dropped, while for-profit higher education company Apollo Group also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended November 30, 2012

From December 1, 2007
to November 30, 2012	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	491	39.00%	373	29.63%
25 - <50	133	10.56%	97	7.70%
50 - <75	49	3.89%	34	2.70%
75 - <100	20	1.59%	12	0.95%
100 or above	26	2.07%	24	1.91%
Total	719	57.11%	540	42.89%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.30%	$ 1,000.00	$ 1,071.50	$ 1.55
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.50	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.9	12.5
Microsoft Corp.	4.8	5.7
Google, Inc. Class A	4.0	3.5
Oracle Corp.	3.4	3.1
Amazon.com, Inc.	2.5	2.3
QUALCOMM, Inc.	2.4	2.3
Cisco Systems, Inc.	2.2	2.1
Intel Corp.	2.1	3.0
Comcast Corp. Class A	1.7	1.4
eBay, Inc.	1.5	1.2
	36.5
Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.9	52.9
Consumer Discretionary	17.5	17.1
Health Care	12.9	12.7
Financials	6.7	6.8
Industrials	4.2	4.3
Consumer Staples	4.0	2.4
Energy	1.3	1.3
Telecommunication Services	1.2	1.2
Materials	1.0	0.9
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
Ballard Power Systems, Inc. (a)(d)	4,911	$ 3,214
China Automotive Systems, Inc. (a)	976	4,939
China XD Plastics Co. Ltd. (a)	1,500	6,300
Dorman Products, Inc.	1,491	50,992
Exide Technologies (a)	2,941	8,499
Federal-Mogul Corp. Class A (a)	3,831	30,112
Fuel Systems Solutions, Inc. (a)	788	11,907
Gentex Corp.	5,425	96,294
Gentherm, Inc. (a)	1,126	13,613
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	299
Shiloh Industries, Inc.	795	9,055
SORL Auto Parts, Inc. (a)	706	1,786
Spartan Motors, Inc.	1,617	7,972
		244,982
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,230	4,908
Tesla Motors, Inc. (a)(d)	4,141	140,049
		144,957
Distributors - 0.2%
Core-Mark Holding Co., Inc.	470	21,503
LKQ Corp. (a)	11,232	246,205
Pool Corp.	1,648	69,035
VOXX International Corp. (a)	935	6,302
Weyco Group, Inc.	600	14,118
		357,163
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	786	27,023
Apollo Group, Inc. Class A (non-vtg.) (a)	4,564	87,583
Ascent Capital Group, Inc. (a)	500	30,605
Cambium Learning Group, Inc. (a)	1,422	1,322
Capella Education Co. (a)	595	16,464
Career Education Corp. (a)	3,323	9,936
Coinstar, Inc. (a)(d)	1,125	52,920
Corinthian Colleges, Inc. (a)	3,336	7,406
Education Management Corp. (a)(d)	5,054	19,559
Grand Canyon Education, Inc. (a)	1,755	41,558
Learning Tree International, Inc. (a)	981	5,425
Lincoln Educational Services Corp.	1,060	4,102
Matthews International Corp. Class A	1,074	32,489
National American University Holdings, Inc.	744	2,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
School Specialty, Inc. (a)	750	$ 983
Steiner Leisure Ltd. (a)	630	28,980
Stewart Enterprises, Inc. Class A	3,473	26,534
Strayer Education, Inc.	459	24,019
		419,854
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	1,036	27,392
Ambassadors Group, Inc.	986	4,684
Ameristar Casinos, Inc.	1,185	23,582
Asia Entertainment & Resources Ltd. (d)	1,500	5,055
BJ's Restaurants, Inc. (a)	1,200	41,148
Bloomin' Brands, Inc.	4,746	75,129
Bob Evans Farms, Inc.	1,211	45,643
Bravo Brio Restaurant Group, Inc. (a)	500	6,825
Buffalo Wild Wings, Inc. (a)	729	52,809
Caesars Entertainment Corp. (d)	4,660	28,426
Caribou Coffee Co., Inc. (a)	636	7,664
Carrols Restaurant Group, Inc. (a)	690	4,478
Century Casinos, Inc. (a)	1,051	2,785
China Lodging Group Ltd. ADR (a)(d)	900	15,255
Churchill Downs, Inc.	705	44,563
Chuys Holdings, Inc.	624	14,695
Cosi, Inc. (a)	2,856	1,685
Cracker Barrel Old Country Store, Inc.	891	54,752
Ctrip.com International Ltd. sponsored ADR (a)	5,723	109,309
Del Frisco's Restaurant Group, Inc. (a)	807	11,952
Denny's Corp. (a)	4,424	21,014
Dunkin' Brands Group, Inc.	4,030	128,235
Einstein Noah Restaurant Group, Inc.	801	12,824
eLong, Inc. sponsored ADR (a)	864	12,701
Empire Resorts, Inc. (a)	595	1,101
Fiesta Restaurant Group, Inc. (a)	690	10,385
Gaming Partners International Corp.	1,037	7,249
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,322	35,535
Icahn Enterprises LP	3,954	157,765
Ignite Restaurant Group, Inc. (a)	910	11,557
International Speedway Corp. Class A	1,079	28,950
Interval Leisure Group, Inc.	1,956	36,831
Isle of Capri Casinos, Inc. (a)	1,311	6,437
Jack in the Box, Inc. (a)	1,612	44,411
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,631	$ 5,525
Lakes Entertainment, Inc. (a)	1,276	3,356
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,108	108,468
Monarch Casino & Resort, Inc. (a)	976	9,243
Morgans Hotel Group Co. (a)	930	5,441
MTR Gaming Group, Inc. (a)	1,590	4,579
Multimedia Games Holding Co., Inc. (a)	1,111	16,421
Panera Bread Co. Class A (a)	1,101	176,711
Papa John's International, Inc. (a)	941	49,807
Penn National Gaming, Inc. (a)	2,791	141,839
Premier Exhibitions, Inc. (a)	1,531	4,180
Red Robin Gourmet Burgers, Inc. (a)	688	22,532
Rick's Cabaret International, Inc. (a)	546	4,434
Ruth's Hospitality Group, Inc. (a)	1,954	14,655
Scientific Games Corp. Class A (a)	3,891	32,412
SHFL Entertainment, Inc. (a)	2,161	29,735
Sonic Corp. (a)	2,295	23,248
Starbucks Corp.	29,224	1,515,849
Texas Roadhouse, Inc. Class A	2,651	44,033
The Cheesecake Factory, Inc.	2,092	71,525
Town Sports International Holdings, Inc.	1,156	11,699
Wendy's Co.	14,450	67,337
Wynn Resorts Ltd.	3,805	427,682
		3,883,537
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	9,232
Cavco Industries, Inc. (a)	221	11,382
Deer Consumer Products, Inc.	1,348	2,966
Dixie Group, Inc. (a)	511	1,625
Flexsteel Industries, Inc.	324	6,444
Garmin Ltd.	7,257	282,225
Helen of Troy Ltd. (a)	1,324	40,859
Hooker Furniture Corp.	791	10,987
iRobot Corp. (a)	926	17,446
Lifetime Brands, Inc.	540	5,400
Skullcandy, Inc. (a)	844	7,275
SodaStream International Ltd. (a)	812	32,383
Stanley Furniture Co., Inc. (a)	1,191	5,360
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	671	$ 11,836
Zagg, Inc. (a)(d)	1,431	10,346
		455,766
Internet & Catalog Retail - 4.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	5,634
Amazon.com, Inc. (a)	17,383	4,381,385
Blue Nile, Inc. (a)	666	26,200
CafePress, Inc.	629	3,667
dELiA*s, Inc. (a)	1,231	1,293
Expedia, Inc.	4,844	299,650
Gaiam, Inc. Class A (a)	826	2,296
Geeknet, Inc. (a)	322	5,516
Groupon, Inc. Class A (a)(d)	24,642	103,250
HomeAway, Inc. (a)	3,031	62,075
HSN, Inc.	2,335	123,498
Liberty Media Corp. Interactive Series A (a)	20,806	401,556
MakeMyTrip Ltd. (a)	1,383	19,279
Mecox Lane Ltd. ADR (a)	420	225
Netflix, Inc. (a)	2,159	176,412
NutriSystem, Inc.	1,365	10,906
Overstock.com, Inc. (a)(d)	971	14,730
PetMed Express, Inc.	827	9,544
Priceline.com, Inc. (a)	1,910	1,266,636
Shutterfly, Inc. (a)	1,371	36,948
TripAdvisor, Inc.	4,962	189,499
U.S. Auto Parts Network, Inc. (a)	1,216	2,359
ValueVision Media, Inc. Class A (a)	1,606	2,939
Vitacost.com, Inc. (a)	1,100	7,975
		7,153,472
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	439	16,520
Black Diamond, Inc. (a)	810	6,674
Hasbro, Inc.	5,059	194,569
JAKKS Pacific, Inc.	899	11,220
Johnson Outdoors, Inc. Class A (a)	606	12,653
Mattel, Inc.	13,056	489,731
Smith & Wesson Holding Corp. (a)	2,189	23,203
Summer Infant, Inc. (a)	940	1,654
		756,224
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 7.0%
AirMedia Group, Inc. ADR (a)	2,088	$ 4,510
AMC Networks, Inc. Class A (a)	2,200	116,072
Bona Film Group Ltd. sponsored ADR (a)	1,452	7,405
Carmike Cinemas, Inc. (a)	600	9,072
Central European Media Enterprises Ltd. Class A (a)(d)	3,175	14,700
Charter Communications, Inc. Class A (a)	3,874	274,473
China Yida Holding Co. (a)	160	570
ChinaNet Online Holdings, Inc. (a)	700	714
Comcast Corp.:
Class A	80,856	3,006,226
Class A (special) (non-vtg.)	21,665	780,807
Crown Media Holdings, Inc. Class A (a)	13,065	23,909
CTC Media, Inc.	6,015	50,827
Cumulus Media, Inc. Class A (a)(d)	7,175	16,431
Daily Journal Corp. (a)	40	3,625
Digital Generation, Inc. (a)	1,097	11,650
DIRECTV (a)	24,142	1,199,857
Discovery Communications, Inc. (a)	5,756	347,720
Discovery Communications, Inc.:
Class B (a)	361	21,761
Class C (non-vtg.) (a)	3,297	185,555
DISH Network Corp. Class A	8,153	301,987
DreamWorks Animation SKG, Inc. Class A (a)	2,951	50,551
Emmis Communications Corp. Class A (a)	2,073	3,939
Fisher Communications, Inc.	375	9,416
Focus Media Holding Ltd. ADR	4,669	113,410
Global Sources Ltd. (a)	1,719	10,383
Harris Interactive, Inc. (a)	2,721	3,701
Lamar Advertising Co. Class A (a)	3,066	120,402
Liberty Global, Inc.:
Class A (a)	5,824	326,377
Class B (a)	361	18,916
Class C (a)	4,369	230,421
Liberty Media Corp.:
Capital Series A (a)	4,550	500,455
Series A (a)	1,341	78,516
LodgeNet Entertainment Corp. (a)(d)	1,156	173
MDC Partners, Inc. Class A (sub. vtg.)	1,636	17,342
Morningstar, Inc.	1,903	121,468
National CineMedia, Inc.	2,100	30,030
Navarre Corp. (a)	1,456	2,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	60,291	$ 1,485,570
Class B	30,476	768,605
Outdoor Channel Holdings, Inc.	1,002	7,445
ReachLocal, Inc. (a)	1,032	11,311
Reading International, Inc. Class A (a)	2,034	11,573
Rentrak Corp. (a)	486	9,341
RRSat Global Communications Network Ltd.	906	5,672
Salem Communications Corp. Class A	702	3,636
Scholastic Corp.	1,143	32,073
Sinclair Broadcast Group, Inc. Class A	1,914	21,111
Sirius XM Radio, Inc. (a)	200,295	556,820
Spanish Broadcasting System, Inc. Class A (a)	162	390
SuperMedia, Inc. (a)	550	1,188
The Madison Square Garden Co. Class A (a)	2,409	105,514
Value Line, Inc.	450	4,104
Viacom, Inc.:
Class A	1,689	88,149
Class B (non-vtg.)	18,030	930,528
Virgin Media, Inc.	10,688	375,897
VisionChina Media, Inc. ADR (a)	3,138	721
WPP PLC sponsored ADR	363	24,938
		12,460,505
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	8,723	364,098
Fred's, Inc. Class A	1,558	20,721
Gordmans Stores, Inc. (a)	821	11,872
Sears Canada, Inc. (a)	1	11
Sears Holdings Corp. (a)(d)	4,050	170,141
The Bon-Ton Stores, Inc.	511	6,055
Tuesday Morning Corp. (a)	1,641	10,355
		583,253
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	495	18,266
Ascena Retail Group, Inc. (a)	6,180	124,218
bebe Stores, Inc.	3,505	13,179
Bed Bath & Beyond, Inc. (a)	8,875	521,140
Big 5 Sporting Goods Corp.	1,041	14,574
Body Central Corp. (a)	650	6,650
Books-A-Million, Inc. (a)(d)	771	1,981
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cache, Inc. (a)	691	$ 1,700
Casual Male Retail Group, Inc. (a)	2,259	8,652
Citi Trends, Inc. (a)	615	8,585
Coldwater Creek, Inc. (a)	849	4,856
Conn's, Inc. (a)	1,091	30,853
Destination Maternity Corp.	476	10,577
Finish Line, Inc. Class A	1,876	38,702
Five Below, Inc.	1,969	73,148
Francescas Holdings Corp. (a)(d)	1,716	44,667
Hibbett Sports, Inc. (a)	999	53,686
Hot Topic, Inc.	1,891	18,872
Jos. A. Bank Clothiers, Inc. (a)	960	41,376
Kirkland's, Inc. (a)	931	8,463
Mattress Firm Holding Corp.	1,250	35,763
Monro Muffler Brake, Inc. (d)	1,177	37,758
O'Reilly Automotive, Inc. (a)	4,557	428,723
Orchard Supply Hardware Stores Corp. Class A	187	1,449
Pacific Sunwear of California, Inc. (a)	2,790	4,241
Perfumania Holdings, Inc. (a)	225	1,114
PetSmart, Inc.	4,098	289,565
Rent-A-Center, Inc.	2,239	77,828
Ross Stores, Inc.	8,694	494,862
rue21, Inc. (a)	1,041	29,887
Sears Hometown & Outlet Stores, Inc. (a)	800	25,224
Select Comfort Corp. (a)	2,143	57,390
Shoe Carnival, Inc.	715	15,809
Staples, Inc. (d)	25,940	303,498
Stein Mart, Inc.	1,770	15,116
Tandy Leather Factory, Inc.	1,114	5,993
The Children's Place Retail Stores, Inc. (a)	873	42,437
Tile Shop Holdings, Inc. (a)(d)	1,540	24,132
Tractor Supply Co.	2,786	249,681
Trans World Entertainment Corp.	2,931	11,402
Ulta Salon, Cosmetics & Fragrance, Inc.	2,429	243,580
Urban Outfitters, Inc. (a)	5,559	209,574
West Marine, Inc. (a)	916	9,471
Wet Seal, Inc. Class A (a)	4,042	11,883
Winmark Corp.	241	13,614
Zumiez, Inc. (a)	1,176	24,320
		3,708,459
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	405	$ 5,804
Columbia Sportswear Co.	1,371	79,381
Crocs, Inc. (a)	3,650	48,728
Deckers Outdoor Corp. (a)	1,521	58,239
Exceed Co. Ltd. (a)	1,148	1,699
Fossil, Inc. (a)	2,397	207,197
G-III Apparel Group Ltd. (a)	750	28,538
Heelys, Inc. (a)	960	2,131
Iconix Brand Group, Inc. (a)	2,850	57,456
Joe's Jeans, Inc. (a)	2,547	2,267
K-Swiss, Inc. Class A (a)	1,411	4,360
Kingold Jewelry, Inc. (a)(d)	1,981	2,199
LJ International, Inc. (a)	981	1,628
lululemon athletica, Inc. (a)	4,193	300,974
Perry Ellis International, Inc. (a)	736	15,956
R.G. Barry Corp.	895	13,720
Steven Madden Ltd. (a)	1,645	73,219
True Religion Apparel, Inc.	956	24,942
Vera Bradley, Inc. (a)	1,600	44,336
Wacoal Holdings Corp. sponsored ADR	98	5,311
		978,085
TOTAL CONSUMER DISCRETIONARY		31,146,257
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	2,876	4,860
Coca-Cola Bottling Co. CONSOLIDATED	315	21,622
Craft Brew Alliance, Inc. (a)	712	4,543
MGP Ingredients, Inc.	716	2,363
Monster Beverage Corp. (a)	6,794	353,628
National Beverage Corp.	2,000	34,320
		421,336
Food & Staples Retailing - 1.6%
Andersons, Inc.	716	30,201
Arden Group, Inc. Class A	150	14,961
Casey's General Stores, Inc.	1,470	72,618
Chefs' Warehouse Holdings (a)	794	12,553
China Jo-Jo Drugstores, Inc. (a)	574	574
Costco Wholesale Corp.	16,623	1,728,626
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	1,787	$ 92,620
Ingles Markets, Inc. Class A	861	14,026
Nash-Finch Co.	538	11,352
PriceSmart, Inc.	1,215	94,187
QKL Stores, Inc. (a)	696	592
Spartan Stores, Inc.	873	13,130
Susser Holdings Corp. (a)	779	28,441
The Pantry, Inc. (a)	881	11,312
United Natural Foods, Inc. (a)	1,897	98,208
Village Super Market, Inc. Class A	275	10,357
Whole Foods Market, Inc.	6,974	651,093
		2,884,851
Food Products - 2.0%
Alico, Inc.	240	8,261
Bridgford Foods Corp.	878	6,102
Cal-Maine Foods, Inc.	888	40,821
Calavo Growers, Inc.	741	17,828
Diamond Foods, Inc. (d)	756	10,765
Farmer Brothers Co. (a)	750	8,333
GLG Life Tech Corp. (a)	1,817	1,207
Green Mountain Coffee Roasters, Inc. (a)(d)	6,004	220,167
Griffin Land & Nurseries, Inc.	278	7,053
Hain Celestial Group, Inc. (a)	1,704	102,700
J&J Snack Foods Corp.	772	48,559
John B. Sanfilippo & Son, Inc. (a)	362	6,415
Kraft Foods Group, Inc. (a)	22,656	1,024,504
Lancaster Colony Corp.	1,085	82,178
Le Gaga Holdings Ltd. ADR (a)	500	1,875
Lifeway Foods, Inc.	786	6,500
Limoneira Co.	375	7,283
Mondelez International, Inc. (a)	67,968	1,759,692
Origin Agritech Ltd. (a)	1,000	1,430
Sanderson Farms, Inc.	848	40,679
Seneca Foods Corp. Class A (a)	481	14,901
SkyPeople Fruit Juice, Inc. (a)	904	1,654
Smart Balance, Inc. (a)	2,551	31,709
Snyders-Lance, Inc.	2,759	66,437
SunOpta, Inc. (a)	2,641	16,480
Zhongpin, Inc. (a)	1,276	15,912
		3,549,445
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. (a)	30	$ 336
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	13,912
WD-40 Co.	700	33,068
		47,316
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,223	56,759
Inter Parfums, Inc.	1,381	27,648
LifeVantage Corp. (a)	4,000	10,160
Mannatech, Inc. (a)	115	890
Nature's Sunshine Products, Inc.	376	5,764
Neptune Technologies & Bioressources, Inc. (a)(d)	2,281	6,797
Neptune Technologies & Bioressources, Inc.:
Class A (a)(d)	76	0
warrants (a)(d)	153	0
Nutraceutical International Corp. (a)	550	9,114
Physicians Formula Holdings, Inc.	856	4,092
Reliv International, Inc.	601	781
Synutra International, Inc. (a)	2,940	13,171
The Female Health Co.	899	6,473
		141,649
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	4,862	13,808
TOTAL CONSUMER STAPLES		7,058,405
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dawson Geophysical Co. (a)	450	10,238
ENGlobal Corp. (a)	1,050	494
Exterran Partners LP	1,491	32,459
Forbes Energy Services Ltd. (a)	1,500	3,480
Geospace Technologies Corp. (a)	488	37,171
Gulf Island Fabrication, Inc.	651	15,149
Hercules Offshore, Inc. (a)	5,951	30,707
Lufkin Industries, Inc.	1,200	65,712
Matrix Service Co. (a)	1,041	11,420
Mitcham Industries, Inc. (a)	336	4,869
Ocean Rig UDW, Inc. (United States) (a)	5,078	79,979
Patterson-UTI Energy, Inc.	6,111	108,531
PHI, Inc. (non-vtg.) (a)	476	14,913
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RigNet, Inc. (a)	640	$ 12,301
Tesco Corp. (a)	1,470	15,876
TGC Industries, Inc.	949	7,630
		450,929
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	3,972	8,818
Alliance Holdings GP, LP	2,376	109,035
Alliance Resource Partners LP	1,444	82,120
Amyris, Inc. (a)(d)	1,800	5,094
APCO Oil and Gas International, Inc.	358	3,813
Approach Resources, Inc. (a)	1,239	29,104
BioFuel Energy Corp. (a)(d)	235	1,060
BreitBurn Energy Partners LP	2,548	47,087
Calumet Specialty Products Partners LP	2,345	72,789
Capital Product Partners LP	2,544	17,223
Carrizo Oil & Gas, Inc. (a)	1,524	31,623
Ceres, Inc.	854	3,544
Clayton Williams Energy, Inc. (a)	465	18,930
Clean Energy Fuels Corp. (a)(d)	3,317	43,983
Copano Energy LLC	2,727	85,982
Crimson Exploration, Inc. (a)	2,061	5,647
Crosstex Energy LP	2,613	39,404
Crosstex Energy, Inc.	2,006	25,777
Diamondback Energy, Inc.	1,300	23,400
Dorchester Minerals LP	1,500	31,455
Double Eagle Petroleum Co. (a)	405	1,733
Eagle Rock Energy Partners LP	4,782	43,181
Energy XXI (Bermuda) Ltd.	2,870	90,922
EV Energy Partners LP	1,500	91,050
FX Energy, Inc. (a)	1,740	6,977
Gevo, Inc. (a)(d)	938	1,501
Golar LNG Ltd. (NASDAQ)	3,128	122,242
Golar LNG Partners LP	1,793	53,611
Green Plains Renewable Energy, Inc. (a)	1,400	10,822
Gulfport Energy Corp. (a)	2,200	83,688
Hallador Energy Co.	1,071	8,771
Isramco, Inc. (a)	100	10,700
Ivanhoe Energy, Inc. (a)(d)	13,446	5,753
James River Coal Co. (a)(d)	1,160	4,280
KiOR, Inc. Class A (a)(d)	1,800	11,610
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Knightsbridge Tankers Ltd.	941	$ 5,448
L&L Energy, Inc. (a)	1,400	2,716
Legacy Reserves LP	1,688	41,525
LINN Energy LLC/LINN Energy Finance Corp.	7,726	306,181
LinnCo LLC	1,259	48,635
Martin Midstream Partners LP	901	27,769
Memorial Production Partners LP	954	17,773
Mid-Con Energy Partners LP	898	18,580
Pacific Ethanol, Inc. (a)	2,750	863
PDC Energy, Inc. (a)	1,117	40,078
PostRock Energy Corp. (a)	615	843
PrimeEnergy Corp. (a)	165	4,541
Renewable Energy Group, Inc.	1,572	9,306
Rex Energy Corp. (a)	1,615	21,237
Rosetta Resources, Inc. (a)	2,054	92,307
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (a)	2,300	17,158
StealthGas, Inc. (a)	1,116	8,415
Syntroleum Corp. (a)	2,661	1,224
Top Ships, Inc. (a)	274	310
TransGlobe Energy Corp. (a)	2,602	26,901
Uranium Resources, Inc. (a)(d)	8,752	3,063
US Energy Corp. (a)	1,078	1,682
Verenium Corp. (a)	997	2,193
Warren Resources, Inc. (a)	2,571	7,070
ZaZa Energy Corp. (a)(d)	3,748	7,159
Zion Oil & Gas, Inc. (a)(d)	1,633	3,070
		1,948,776
TOTAL ENERGY		2,399,705
FINANCIALS - 6.7%
Capital Markets - 1.0%
BGC Partners, Inc. Class A	4,452	16,027
Calamos Asset Management, Inc. Class A	941	9,222
Capital Southwest Corp.	195	20,931
Carlyle Group LP	1,708	42,837
CIFI Corp. (a)	997	6,819
Cowen Group, Inc. Class A (a)	4,500	10,440
Diamond Hill Investment Group, Inc.	180	14,405
E*TRADE Financial Corp. (a)	10,989	92,527
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Epoch Holding Corp.	1,101	$ 24,123
FBR Capital Markets Corp. (a)	2,895	9,698
Financial Engines, Inc. (a)	1,960	51,391
FirstCity Financial Corp. (a)	871	7,107
Gleacher & Co., Inc. (a)	4,606	3,040
Harris & Harris Group, Inc. (a)	1,245	4,021
ICG Group, Inc. (a)	1,455	16,223
INTL FCStone, Inc. (a)	764	13,240
LPL Financial	4,200	117,642
Medallion Financial Corp.	1,071	12,659
Northern Trust Corp.	9,023	433,284
SEI Investments Co.	7,000	154,070
T. Rowe Price Group, Inc.	10,317	667,200
U.S. Global Investments, Inc. Class A	1,078	5,972
Virtus Investment Partners, Inc. (a)	285	32,735
WisdomTree Investments, Inc. (a)	4,504	27,519
		1,793,132
Commercial Banks - 2.7%
1st Source Corp.	1,106	23,392
1st United Bancorp, Inc. (a)	886	5,032
Access National Corp.	782	10,635
Alliance Financial Corp.	360	15,296
American National Bankshares, Inc.	30	604
American River Bankshares (a)	496	3,393
Ameris Bancorp (a)	723	8,235
Ames National Corp.	341	6,742
Arrow Financial Corp.	712	17,565
Associated Banc-Corp.	6,486	83,345
BancFirst Corp.	600	25,410
Bancorp, Inc., Delaware (a)	1,315	15,333
BancTrust Financial Group, Inc. (a)	1,251	3,453
Bank of Kentucky Financial Corp.	213	5,236
Bank of Marin Bancorp	371	13,289
Bank of the Ozarks, Inc.	1,270	40,361
Banner Bank	839	25,212
BBCN Bancorp, Inc.	2,754	31,341
BCB Bancorp, Inc.	666	6,021
Berkshire Bancorp, Inc.	960	7,786
BNC Bancorp (d)	820	6,945
BOK Financial Corp.	2,767	152,296
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	2,700	$ 24,921
Bridge Bancorp, Inc.	500	10,025
Bridge Capital Holdings (a)	516	7,921
Bryn Mawr Bank Corp.	570	12,272
Camden National Corp.	434	15,055
Capital Bank Financial Corp.:
rights (a)	631	0
Series A	1,518	26,201
Capital City Bank Group, Inc. (a)	876	9,496
Cardinal Financial Corp.	1,266	18,990
Cascade Bancorp (a)	1,889	9,672
Cathay General Bancorp	3,100	55,490
Center Bancorp, Inc.	1,211	13,709
Centerstate Banks of Florida, Inc.	1,407	11,059
Century Bancorp, Inc. Class A (non-vtg.)	164	4,979
Chemical Financial Corp.	926	20,159
Citizens & Northern Corp.	330	5,940
Citizens Republic Bancorp, Inc. (a)	1,617	30,351
City Holding Co.	726	24,394
CNB Financial Corp., Pennsylvania	681	10,794
CoBiz, Inc.	1,196	8,396
Colony Bankcorp, Inc. (a)	420	1,600
Columbia Banking Systems, Inc.	1,530	26,408
Commerce Bancshares, Inc.	3,295	117,895
Community Trust Bancorp, Inc.	735	24,064
CVB Financial Corp.	3,778	38,384
Eagle Bancorp, Inc., Maryland (a)	980	19,090
East West Bancorp, Inc.	5,712	120,809
Eastern Virginia Bankshares, Inc. (a)	270	1,409
Enterprise Bancorp, Inc.	338	5,648
Enterprise Financial Services Corp.	840	11,105
Farmers National Banc Corp.	1,119	6,848
Fidelity Southern Corp.	803	7,219
Fifth Third Bancorp	34,399	503,601
Financial Institutions, Inc.	296	5,509
First Bancorp, North Carolina	720	8,021
First Busey Corp.	2,713	12,453
First California Financial Group, Inc. (a)	1,163	9,234
First Citizen Bancshares, Inc.	341	56,265
First Community Bancshares, Inc.	993	15,292
First Connecticut Bancorp, Inc.	649	8,846
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Bancorp, Ohio	2,091	$ 30,382
First Financial Bankshares, Inc.	1,350	52,529
First Financial Corp., Indiana	540	16,200
First Interstate Bancsystem, Inc.	666	10,176
First M&F Corp.	540	3,883
First Merchants Corp.	1,598	21,701
First Midwest Bancorp, Inc., Delaware	2,856	35,700
First Niagara Financial Group, Inc.	13,959	105,251
First of Long Island Corp.	521	14,843
First South Bancorp, Inc., Virginia (a)	450	2,340
FirstMerit Corp.	4,194	59,052
FNB United Corp. (a)	746	8,452
Fulton Financial Corp.	7,724	75,155
German American Bancorp, Inc.	616	13,306
Glacier Bancorp, Inc.	2,842	41,294
Great Southern Bancorp, Inc.	784	19,757
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,552	8,303
Guaranty Bancorp (a)	2,355	4,357
Hampton Roads Bankshares, Inc. (a)(d)	10,312	12,168
Hancock Holding Co.	3,313	104,094
Hanmi Financial Corp. (a)	1,573	19,647
Heartland Financial USA, Inc.	720	18,842
Heritage Commerce Corp. (a)	3,136	21,356
Heritage Financial Corp., Washington	525	7,313
Heritage Oaks Bancorp (a)	1,540	8,301
Home Bancshares, Inc.	977	32,397
HomeTrust Bancshares, Inc.	878	11,274
Horizon Bancorp Industries	502	9,563
Huntington Bancshares, Inc.	31,471	193,547
IBERIABANK Corp.	1,175	57,281
Independent Bank Corp. (a)	73	281
Independent Bank Corp., Massachusetts	850	24,395
International Bancshares Corp.	2,535	45,884
Intervest Bancshares Corp. Class A (a)	1,033	4,018
Investors Bancorp, Inc.	4,476	76,629
Lakeland Bancorp, Inc.	1,323	12,635
Lakeland Financial Corp.	816	20,188
Macatawa Bank Corp. (a)	778	2,318
MainSource Financial Group, Inc.	1,136	13,700
MB Financial, Inc.	2,000	38,880
MBT Financial Corp. (a)	1,035	2,815
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mercantile Bank Corp.	255	$ 3,692
Metro Bancorp, Inc. (a)	390	5,000
Metrocorp Bancshares, Inc. (a)	808	7,854
Middleburg Financial Corp.	56	943
MidWestOne Financial Group, Inc.	548	11,267
National Bankshares, Inc.	338	10,552
National Penn Bancshares, Inc.	5,906	55,930
NBT Bancorp, Inc.	1,400	27,678
NewBridge Bancorp (a)	1,366	6,270
North Valley Bancorp (a)	281	4,018
Northrim Bancorp, Inc.	386	8,573
Old Second Bancorp, Inc. (a)(d)	900	1,062
OmniAmerican Bancorp, Inc. (a)	426	9,687
Orrstown Financial Services, Inc. (a)	250	2,125
Pacific Capital Bancorp NA (a)	1,335	61,383
Pacific Continental Corp.	450	4,082
Pacific Mercantile Bancorp (a)	556	3,425
PacWest Bancorp	1,500	37,365
Park Sterling Corp. (a)	2,002	10,511
Peapack-Gladstone Financial Corp.	302	4,180
Penns Woods Bancorp, Inc.	200	7,710
Peoples Bancorp, Inc.	495	9,999
Pinnacle Financial Partners, Inc. (a)	1,161	22,094
Popular, Inc. (a)	3,975	78,586
Preferred Bank, Los Angeles (a)	505	6,843
PremierWest Bancorp (a)	74	117
PrivateBancorp, Inc.	2,900	47,531
Renasant Corp. (d)	771	14,202
Republic Bancorp, Inc., Kentucky Class A	866	17,727
Republic First Bancorp, Inc. (a)	3,293	6,882
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	882
S&T Bancorp, Inc.	1,115	18,922
S.Y. Bancorp, Inc.	403	8,918
Sandy Spring Bancorp, Inc.	696	13,113
SCBT Financial Corp.	476	18,445
Seacoast Banking Corp., Florida (a)	1,794	2,799
Shore Bancshares, Inc.	300	1,614
Sierra Bancorp	480	5,045
Signature Bank (a)	1,804	126,569
Simmons First National Corp. Class A	696	16,572
Southside Bancshares, Inc.	930	19,465
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southwest Bancorp, Inc., Oklahoma (a)	971	$ 10,584
State Bank Financial Corp.	972	15,299
StellarOne Corp.	1,176	15,170
Sterling Financial Corp.	2,328	47,887
Suffolk Bancorp (a)	562	7,008
Summit Financial Group, Inc. (a)	405	1,997
Sun Bancorp, Inc., New Jersey (a)	3,097	10,127
Susquehanna Bancshares, Inc.	6,844	70,356
SVB Financial Group (a)	1,482	81,836
Taylor Capital Group, Inc. (a)	1,192	20,979
Texas Capital Bancshares, Inc. (a)(d)	1,320	59,453
The First Bancorp, Inc.	621	9,284
TowneBank	948	14,324
Trico Bancshares	786	12,482
Trustmark Corp.	2,475	54,995
UMB Financial Corp.	1,613	68,359
Umpqua Holdings Corp.	4,455	51,945
Union/First Market Bankshares Corp.	696	10,642
United Bankshares, Inc., West Virginia	1,962	48,461
United Community Banks, Inc., Georgia (a)	1,625	14,105
United Security Bancshares, Inc. (a)	465	2,311
United Security Bancshares, California	1,021	2,757
Univest Corp. of Pennsylvania	711	11,959
Virginia Commerce Bancorp, Inc. (a)	1,605	13,915
Washington Banking Co., Oak Harbor	610	8,174
Washington Trust Bancorp, Inc.	796	20,075
WesBanco, Inc.	1,311	27,675
West Bancorp., Inc.	675	6,818
West Coast Bancorp	706	15,398
Westamerica Bancorp.	1,163	49,497
Wilshire Bancorp, Inc. (a)	2,765	16,009
Wintrust Financial Corp.	1,445	53,162
Zions Bancorporation	7,154	143,581
		4,802,909
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)	1,067	3,905
Consumer Portfolio Services, Inc. (a)	1,005	4,724
Credit Acceptance Corp. (a)	1,007	92,906
DFC Global Corp. (a)	1,736	30,293
EZCORP, Inc. (non-vtg.) Class A (a)	1,850	35,557
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)	1,102	$ 53,238
Netspend Holdings, Inc. (a)(d)	2,981	34,729
QC Holdings, Inc.	826	2,651
SLM Corp.	18,553	307,052
World Acceptance Corp. (a)	566	41,324
		606,379
Diversified Financial Services - 0.6%
California First National Bancorp	800	12,304
CBOE Holdings, Inc.	3,519	105,500
CME Group, Inc.	12,849	710,164
Global Eagle Acquisition Corp. (a)	1,381	13,713
Interactive Brokers Group, Inc.	1,566	23,944
Life Partners Holdings, Inc.	678	1,607
MarketAxess Holdings, Inc.	1,446	44,624
Marlin Business Services Corp.	586	10,138
NewStar Financial, Inc. (a)	2,046	25,800
PICO Holdings, Inc. (a)	911	16,489
Resource America, Inc. Class A	675	4,637
The NASDAQ Stock Market, Inc.	6,368	154,297
		1,123,217
Insurance - 0.8%
Alterra Capital Holdings Ltd.	3,987	93,296
American National Insurance Co.	1,007	69,473
Amerisafe, Inc. (a)	696	18,012
Amtrust Financial Services, Inc.	2,607	75,134
Arch Capital Group Ltd. (a)	5,155	232,491
Argo Group International Holdings, Ltd.	1,092	36,243
Baldwin & Lyons, Inc. Class B	566	13,007
Cincinnati Financial Corp.	5,985	242,512
CNinsure, Inc. ADR (a)	1,407	11,481
Eastern Insurance Holdings, Inc.	261	4,395
eHealth, Inc. (a)	822	21,208
EMC Insurance Group	761	16,696
Enstar Group Ltd. (a)	522	53,458
Erie Indemnity Co. Class A	1,894	135,004
Global Indemnity PLC (a)	791	17,410
Greenlight Capital Re, Ltd. (a)	1,101	25,466
Hallmark Financial Services, Inc. (a)	797	6,504
Infinity Property & Casualty Corp.	481	26,320
Kansas City Life Insurance Co.	510	19,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	3,225	$ 28,961
National Interstate Corp.	731	19,189
National Western Life Insurance Co. Class A	165	24,912
Navigators Group, Inc. (a)	671	35,167
Presidential Life Corp.	1,016	14,234
Safety Insurance Group, Inc.	623	27,966
Selective Insurance Group, Inc.	2,151	40,181
State Auto Financial Corp.	1,581	22,956
Tower Group, Inc.	1,653	27,936
United Fire Group, Inc.	1,100	22,803
		1,381,963
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	13,240	417,722
American Capital Mortgage Investment Corp.	1,360	34,734
American Realty Capital Trust, Inc.	6,091	71,021
Gyrodyne Co. of America, Inc.	81	9,194
Investors Real Estate Trust	3,094	26,268
Mission West Properties, Inc.	938	8,573
New York Mortgage Trust, Inc.	1,332	8,938
Potlatch Corp.	1,547	60,256
Retail Opportunity Investments Corp.	1,933	24,530
Sabra Health Care REIT, Inc.	1,641	35,610
		696,846
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	895	95,165
AV Homes, Inc. (a)	266	3,519
China HGS Real Estate, Inc. (a)(d)	2,100	7,980
China Housing & Land Development, Inc. (a)(d)	1,732	2,217
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	16,542
Elbit Imaging Ltd. (a)	1,350	3,146
FirstService Corp. (sub. vtg.) (a)	1,371	39,501
Stratus Properties, Inc. (a)	266	2,548
Thomas Properties Group, Inc.	1,876	10,224
Zillow, Inc. (a)	957	26,337
ZipRealty, Inc. (a)	1,230	3,788
		210,967
Thrifts & Mortgage Finance - 0.8%
America First Tax Exempt Investors LP	1,272	8,751
ASB Bancorp, Inc. (a)	334	5,317
Atlantic Coast Financial Corp. (a)	135	259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	2,106	$ 8,740
BankFinancial Corp.	1,191	8,432
Beneficial Mutual Bancorp, Inc. (a)	4,493	42,099
BofI Holding, Inc. (a)	600	15,996
Brookline Bancorp, Inc., Delaware	2,845	24,069
Camco Financial Corp. (a)	511	1,109
Capitol Federal Financial, Inc.	5,774	68,653
CFS Bancorp, Inc.	375	2,273
Charter Financial Corp., Georgia	850	8,279
Clifton Savings Bancorp, Inc.	3,448	36,928
Dime Community Bancshares, Inc.	1,213	16,921
ESB Financial Corp.	720	9,094
ESSA Bancorp, Inc.	623	6,224
First Defiance Financial Corp.	331	5,630
First Federal Bancshares of Arkansas, Inc. (a)	1,030	9,064
First Financial Holdings, Inc.	816	11,008
First Financial Northwest, Inc. (a)	805	6,078
First PacTrust Bancorp, Inc.	480	5,664
Flushing Financial Corp.	1,290	19,298
Fox Chase Bancorp, Inc.	851	13,310
Franklin Financial Corp./VA	675	11,279
HMN Financial, Inc. (a)	216	637
Home Federal Bancorp, Inc.	750	8,738
Home Loan Servicing Solutions Ltd.	1,058	20,684
HomeStreet, Inc.	698	17,178
Hudson City Bancorp, Inc.	20,538	165,536
Kearny Financial Corp.	12,286	112,785
Meridian Interstate Bancorp, Inc. (a)	1,256	20,661
MutualFirst Financial, Inc.	346	4,021
NASB Financial, Inc. (a)	406	8,798
Northfield Bancorp, Inc.	2,196	33,533
Northwest Bancshares, Inc.	4,320	51,538
OceanFirst Financial Corp.	600	8,226
Oritani Financial Corp.	1,695	24,747
People's United Financial, Inc.	13,111	159,823
Pulaski Financial Corp.	631	5,578
PVF Capital Corp. (a)	791	1,803
Riverview Bancorp, Inc. (a)	1,320	2,521
Rockville Financial, Inc.	1,554	20,171
Roma Financial Corp.	1,500	12,690
Severn Bancorp, Inc. (a)	801	2,643
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
SI Financial Group, Inc.	36	$ 397
Simplicity Bancorp, Inc.	608	8,591
Territorial Bancorp, Inc.	600	13,650
TFS Financial Corp. (a)	11,102	91,258
Tree.com, Inc. (a)	805	13,653
Trustco Bank Corp., New York	4,418	23,283
United Community Financial Corp., Ohio (a)	1,403	4,111
United Financial Bancorp, Inc.	959	14,912
ViewPoint Financial Group	1,500	30,675
Washington Federal, Inc.	4,376	70,322
Waterstone Financial, Inc. (a)	1,776	9,857
Westfield Financial, Inc.	1,872	13,048
WSFS Financial Corp.	266	11,544
		1,332,087
TOTAL FINANCIALS		11,947,500
HEALTH CARE - 12.9%
Biotechnology - 7.0%
3SBio, Inc. sponsored ADR (a)	809	10,679
Aastrom Biosciences, Inc. (a)	3,081	3,974
Acadia Pharmaceuticals, Inc. (a)(d)	4,070	21,164
Achillion Pharmaceuticals, Inc. (a)	3,313	25,808
Acorda Therapeutics, Inc. (a)	1,485	37,392
Aegerion Pharmaceuticals, Inc. (a)	1,027	22,491
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,018	2,301
Affymax, Inc. (a)	1,600	39,104
Agenus, Inc. (a)	334	1,446
Alexion Pharmaceuticals, Inc. (a)	7,314	702,290
Alkermes PLC (a)	4,764	91,993
Allos Therapeutics, Inc. rights	4,965	0
Alnylam Pharmaceuticals, Inc. (a)	1,803	30,597
AMAG Pharmaceuticals, Inc. (a)	815	12,249
Amarin Corp. PLC ADR (a)(d)	5,374	66,691
Amgen, Inc.	29,462	2,616,226
Amicus Therapeutics, Inc. (a)	2,116	12,104
Anacor Pharmaceuticals, Inc. (a)	1,000	5,300
Anthera Pharmaceuticals, Inc. (a)(d)	1,509	966
Arena Pharmaceuticals, Inc. (a)(d)	8,480	75,133
ARIAD Pharmaceuticals, Inc. (a)	6,181	138,207
ArQule, Inc. (a)	2,891	7,690
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	4,141	$ 16,274
Arrowhead Research Corp. (a)	207	457
AspenBio Pharma, Inc. (a)	42	87
Astex Pharmaceuticals, Inc. (a)(d)	3,660	10,175
AVEO Pharmaceuticals, Inc. (a)	1,565	10,173
BioCryst Pharmaceuticals, Inc. (a)	2,280	3,922
Biogen Idec, Inc. (a)	9,125	1,360,446
BioMarin Pharmaceutical, Inc. (a)	5,513	267,932
BioMimetic Therapeutics, Inc. (a)	1,109	8,439
Biospecifics Technologies Corp. (a)	250	3,333
Biota Pharmaceuticals, Inc.	357	1,571
Burcon NutraScience Corp. (a)	1,130	4,516
Celgene Corp. (a)	16,494	1,296,263
Cell Therapeutics, Inc. (a)	5,102	7,041
Celldex Therapeutics, Inc. (a)	1,963	11,660
Celsion Corp. (a)(d)	1,758	13,185
Cepheid, Inc. (a)	2,423	78,554
Chelsea Therapeutics International Ltd. (a)	2,483	4,643
ChemoCentryx, Inc.	1,268	15,026
China Biologic Products, Inc. (a)	1,000	14,320
Cleveland Biolabs, Inc. (a)	624	861
Clovis Oncology, Inc.	1,020	15,688
Codexis, Inc. (a)	1,791	3,833
Coronado Biosciences, Inc. (a)	1,404	6,641
Cubist Pharmaceuticals, Inc. (a)	2,723	110,581
Cubist Pharmaceuticals, Inc. rights	1,695	0
Curis, Inc. (a)	2,541	8,512
Cyclacel Pharmaceuticals, Inc. (a)(d)	327	1,694
Cytokinetics, Inc.	1,875	1,204
Cytori Therapeutics, Inc. (a)	1,800	7,542
CytRx Corp. (a)	858	1,742
Dendreon Corp. (a)(d)	5,700	25,365
Discovery Laboratories, Inc. (a)	246	529
DUSA Pharmaceuticals, Inc. (a)	1,635	13,031
Dyax Corp. (a)	5,542	18,122
Dynavax Technologies Corp. (a)	6,105	17,338
EntreMed, Inc. (a)	452	683
Enzon Pharmaceuticals, Inc.	2,322	16,208
Exact Sciences Corp. (a)	1,893	18,570
Exelixis, Inc. (a)(d)	7,782	38,054
Galena Biopharma, Inc. (a)(d)	2,890	6,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	1,155	$ 31,947
Gentium SpA sponsored ADR (a)	778	8,698
GenVec, Inc. (a)	393	487
Geron Corp. (a)	3,411	4,878
Gilead Sciences, Inc. (a)	28,997	2,174,775
Grifols SA ADR	3,417	83,341
GTx, Inc. (a)	2,882	11,442
Halozyme Therapeutics, Inc. (a)	4,567	28,452
Idenix Pharmaceuticals, Inc. (a)	5,064	25,928
Idera Pharmaceuticals, Inc. (a)	1,200	864
ImmunoGen, Inc. (a)	3,410	43,273
Immunomedics, Inc. (a)	3,726	11,886
Incyte Corp. (a)	5,095	89,672
Infinity Pharmaceuticals, Inc. (a)	1,559	39,521
Insmed, Inc. (a)	1,676	12,000
Intercept Pharmaceuticals, Inc.	550	12,854
InterMune, Inc. (a)	2,410	22,076
Ironwood Pharmaceuticals, Inc. Class A (a)	3,341	36,083
Isis Pharmaceuticals, Inc. (a)(d)	3,906	35,935
Keryx Biopharmaceuticals, Inc. (a)	2,384	7,486
KYTHERA Biopharmaceuticals, Inc.	625	15,294
Lexicon Pharmaceuticals, Inc. (a)	18,653	32,083
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,050	20,717
General CVR	1,530	17
Glucagon CVR (a)	1,530	20
rights (a)	1,530	24
TR Beta CVR (a)	1,530	12
MannKind Corp. (a)	9,653	20,657
Maxygen, Inc.	1,686	4,417
Medivation, Inc. (a)	2,858	149,045
MEI Pharma, Inc. (a)	225	365
Merrimack Pharmaceuticals, Inc.	3,422	24,433
Metabolix, Inc. (a)	1,021	1,154
Momenta Pharmaceuticals, Inc. (a)	1,996	21,357
Myrexis, Inc. (a)	2,069	5,752
Myriad Genetics, Inc. (a)	3,351	96,241
Nanosphere, Inc. (a)	1,581	4,585
Neurocrine Biosciences, Inc. (a)	2,112	15,798
NewLink Genetics Corp.	681	8,192
Novavax, Inc. (a)	3,696	6,875
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	2,941	$ 30,086
Nymox Pharmaceutical Corp. (a)	1,170	8,646
OncoGenex Pharmaceuticals, Inc. (a)	285	3,594
Oncolytics Biotech, Inc. (a)(d)	2,080	4,753
Oncothyreon, Inc. (a)	2,409	11,033
Onyx Pharmaceuticals, Inc. (a)	2,500	188,675
OREXIGEN Therapeutics, Inc. (a)(d)	3,351	15,817
Osiris Therapeutics, Inc. (a)(d)	1,320	12,672
OXiGENE, Inc. (a)(d)	246	94
PDL BioPharma, Inc. (d)	6,000	47,400
Peregrine Pharmaceuticals, Inc. (a)	3,346	5,019
Pharmacyclics, Inc. (a)	2,675	141,909
Pluristem Therapeutics, Inc. (a)	2,521	8,420
Progenics Pharmaceuticals, Inc. (a)	1,275	3,009
QLT, Inc. (a)	2,343	18,393
Raptor Pharmaceutical Corp. (a)(d)	1,518	8,030
Regeneron Pharmaceuticals, Inc. (a)	3,609	637,169
Repligen Corp. (a)	1,396	9,004
Rigel Pharmaceuticals, Inc. (a)	2,616	21,713
Sangamo Biosciences, Inc. (a)	1,786	10,234
Sarepta Therapeutics, Inc. (a)	1,080	31,676
Savient Pharmaceuticals, Inc. (a)(d)	2,500	3,000
Seattle Genetics, Inc. (a)(d)	4,515	114,275
SIGA Technologies, Inc. (a)	3,039	8,205
Sinovac Biotech Ltd. (a)	2,373	6,241
Spectrum Pharmaceuticals, Inc. (a)(d)	2,391	28,309
StemCells, Inc. (a)	434	781
Sunesis Pharmaceuticals, Inc. (a)	2,487	12,360
Synageva BioPharma Corp. (a)	878	42,961
Synergy Pharmaceuticals, Inc. (a)	3,292	18,304
Synta Pharmaceuticals Corp. (a)	2,205	17,794
Targacept, Inc. (a)	1,066	4,573
Telik, Inc. (a)	80	126
TESARO, Inc. (d)	1,370	25,359
Theratechnologies, Inc. (a)	2,400	616
Theravance, Inc. (a)	3,910	87,897
Threshold Pharmaceuticals, Inc. (a)	2,343	10,356
Transition Therapeutics, Inc. (a)	2,160	5,314
Trius Therapeutics, Inc. (a)	2,313	11,079
United Therapeutics Corp. (a)	2,178	114,454
Vanda Pharmaceuticals, Inc. (a)	1,000	3,480
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Verastem, Inc.	714	$ 4,862
Vertex Pharmaceuticals, Inc. (a)	8,465	336,822
Vical, Inc. (a)	2,055	6,453
XOMA Corp. (a)	3,344	10,199
Zalicus, Inc. (a)	3,496	2,290
ZIOPHARM Oncology, Inc. (a)(d)	2,400	10,512
		12,576,635
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	800	30,192
Abiomed, Inc. (a)	1,590	21,227
Accuray, Inc. (a)	2,467	15,493
Align Technology, Inc. (a)	3,056	83,704
Alphatec Holdings, Inc. (a)	4,208	7,196
Analogic Corp.	510	37,572
Angiodynamics, Inc. (a)	991	10,445
Anika Therapeutics, Inc. (a)	702	8,305
Antares Pharma, Inc. (a)	5,517	22,068
ArthroCare Corp. (a)	1,040	34,830
Atricure, Inc. (a)	709	4,786
Atrion Corp.	85	16,795
BioLase Technology, Inc. (d)	1,115	1,951
Cardica, Inc. (a)	3,176	3,335
Cardiovascular Systems, Inc. (a)	456	5,317
Cerus Corp. (a)	1,786	5,769
Conceptus, Inc. (a)	1,086	22,600
CONMED Corp.	1,275	35,228
Cutera, Inc. (a)	421	3,978
Cyberonics, Inc. (a)	1,000	51,700
Cynosure, Inc. Class A (a)	330	7,432
Delcath Systems, Inc. (a)(d)	1,463	2,355
DENTSPLY International, Inc.	5,600	222,320
DexCom, Inc. (a)(d)	2,951	38,599
DynaVox, Inc. Class A (a)	442	145
Endologix, Inc. (a)	2,340	34,304
EnteroMedics, Inc. (a)	2,222	6,888
Exactech, Inc. (a)	761	12,929
Genmark Diagnostics, Inc. (a)	1,548	15,325
Given Imaging Ltd. (a)	1,477	26,748
Hansen Medical, Inc. (a)(d)	3,340	7,281
HeartWare International, Inc. (a)	527	43,377
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	9,790	$ 186,793
ICU Medical, Inc. (a)	660	38,867
IDEXX Laboratories, Inc. (a)	2,163	202,176
Imris, Inc. (a)	2,630	9,558
Insulet Corp. (a)	2,000	43,900
Integra LifeSciences Holdings Corp. (a)	1,076	41,706
Intuitive Surgical, Inc. (a)	1,555	822,595
Mako Surgical Corp. (a)	1,600	22,080
Masimo Corp.	2,197	45,522
Medical Action Industries, Inc. (a)	690	1,856
MELA Sciences, Inc. (a)	751	1,697
Meridian Bioscience, Inc.	1,656	33,170
Merit Medical Systems, Inc. (a)	2,244	31,147
Natus Medical, Inc. (a)	1,076	12,180
Neogen Corp. (a)	900	40,995
NeuroMetrix, Inc. (a)	97	49
Novadaq Technologies, Inc. (a)	1,219	10,885
NuVasive, Inc. (a)	1,452	21,083
NxStage Medical, Inc. (a)	2,331	28,019
OraSure Technologies, Inc. (a)	1,785	13,745
Orthofix International NV (a)	668	24,883
Palomar Medical Technologies, Inc. (a)	771	6,993
PhotoMedex, Inc. (d)	955	13,246
Quidel Corp. (a)	1,116	19,563
Rochester Medical Corp. (a)	525	5,807
Rockwell Medical Technologies, Inc. (a)	965	7,025
RTI Biologics, Inc. (a)	2,691	12,029
Sirona Dental Systems, Inc. (a)	2,226	139,370
Solta Medical, Inc. (a)	2,539	6,348
Staar Surgical Co. (a)	1,388	8,023
Stereotaxis, Inc. (a)	169	237
SurModics, Inc. (a)	690	13,897
Synergetics USA, Inc. (a)	1,500	6,405
Syneron Medical Ltd. (a)	1,309	10,917
The Spectranetics Corp. (a)	1,443	20,779
Thoratec Corp. (a)	2,250	83,700
Tornier BV (a)	1,407	22,822
Trinity Biotech PLC sponsored ADR	1,170	17,035
Unilife Corp. (a)	3,786	8,632
Urologix, Inc. (a)	771	486
Utah Medical Products, Inc.	200	7,068
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vascular Solutions, Inc. (a)	1,201	$ 17,955
Vermillion, Inc. (a)	568	824
Volcano Corp. (a)	2,036	55,501
Winner Medical Group, Inc. (a)	972	4,345
Wright Medical Group, Inc. (a)	1,425	30,096
Young Innovations, Inc.	510	18,447
Zeltiq Aesthetics, Inc. (a)	1,223	5,797
		3,016,447
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	1,647	37,799
Air Methods Corp. (a)	495	54,039
Almost Family, Inc. (a)	321	6,369
Amedisys, Inc. (a)	1,026	10,742
AmSurg Corp. (a)	1,320	36,986
Bio-Reference Laboratories, Inc. (a)	870	22,907
BioScrip, Inc. (a)	2,090	21,527
CardioNet, Inc. (a)	1,649	3,578
Catamaran Corp. (a)	7,762	381,009
Chindex International, Inc. (a)	606	6,212
Corvel Corp. (a)	480	20,136
Cross Country Healthcare, Inc. (a)	1,056	4,235
Express Scripts Holding Co. (a)	31,280	1,684,428
Gentiva Health Services, Inc. (a)	1,096	11,289
Healthways, Inc. (a)	1,491	16,133
Henry Schein, Inc. (a)	3,408	275,264
HMS Holdings Corp. (a)	3,153	73,055
IPC The Hospitalist Co., Inc. (a)	634	23,934
LCA-Vision, Inc. (a)	900	2,889
LHC Group, Inc. (a)	780	15,113
LifePoint Hospitals, Inc. (a)	1,991	71,636
Magellan Health Services, Inc. (a)	1,100	57,068
MWI Veterinary Supply, Inc. (a)	500	55,820
National Research Corp.	377	20,275
Patterson Companies, Inc.	4,223	144,004
PDI, Inc. (a)	615	4,016
Providence Service Corp. (a)	810	11,275
PSS World Medical, Inc. (a)	2,043	58,103
RadNet, Inc. (a)	2,005	4,872
Sharps Compliance Corp. (a)	891	2,388
Sun Healthcare Group, Inc. (a)	778	6,582
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc.	805	$ 20,761
VCA Antech, Inc. (a)	3,300	68,574
		3,233,018
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	7,441	82,744
athenahealth, Inc. (a)	1,331	84,771
Cerner Corp. (a)	6,563	506,795
Computer Programs & Systems, Inc.	431	21,580
Epocrates, Inc. (a)	844	8,516
HealthStream, Inc. (a)	1,068	25,333
MedAssets, Inc. (a)	2,502	40,282
Medidata Solutions, Inc. (a)	1,100	44,000
Merge Healthcare, Inc. (a)(d)	3,394	11,098
Omnicell, Inc. (a)	1,401	21,393
Quality Systems, Inc.	2,284	41,592
		888,104
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)(d)	3,366	11,209
Albany Molecular Research, Inc. (a)	1,371	6,663
Apricus Biosciences, Inc. (a)(d)	1,374	3,023
BG Medicine, Inc. (a)	563	816
Bruker BioSciences Corp. (a)	6,300	91,980
Complete Genomics, Inc. (a)	1,150	3,634
Compugen Ltd. (a)	2,285	10,488
Fluidigm Corp. (a)	1,027	14,624
Furiex Pharmaceuticals, Inc. (a)	431	8,387
Harvard Bioscience, Inc. (a)	1,984	7,817
ICON PLC sponsored ADR (a)	2,286	63,071
Illumina, Inc. (a)	4,806	258,130
Life Technologies Corp. (a)	6,623	326,845
Luminex Corp. (a)	1,730	29,791
Pacific Biosciences of California, Inc. (a)	2,480	4,166
PAREXEL International Corp. (a)	2,375	76,689
PURE Bioscience, Inc. (a)	370	348
QIAGEN NV (a)	9,016	166,796
Sequenom, Inc. (a)(d)	5,220	25,421
Techne Corp.	1,500	106,350
		1,216,248
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)	1,613	2,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	3,604	$ 48,618
Alexza Pharmaceuticals, Inc. (a)	365	2,008
Alimera Sciences, Inc. (a)	1,324	2,635
Ampio Pharmaceuticals, Inc. (a)(d)	1,407	5,234
Auxilium Pharmaceuticals, Inc. (a)	1,774	33,954
AVANIR Pharmaceuticals Class A (a)	4,295	11,339
BioSante Pharmaceuticals, Inc. (a)(d)	739	998
Cadence Pharmaceuticals, Inc. (a)	2,797	11,915
Cardiome Pharma Corp. (a)	2,569	700
Cempra, Inc.	1,357	8,346
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	1,544	8,739
Columbia Laboratories, Inc. (a)	3,395	2,037
Corcept Therapeutics, Inc. (a)	3,477	5,007
Cornerstone Therapeutics, Inc. (a)	1,311	6,804
Cumberland Pharmaceuticals, Inc. (a)	1,191	5,336
DepoMed, Inc. (a)	3,066	18,457
Durect Corp. (a)	3,921	3,921
Echo Therapeutics, Inc. (a)	3,683	4,420
Endo Pharmaceuticals Holdings, Inc. (a)	4,332	124,155
Endocyte, Inc. (a)	1,283	12,022
Flamel Technologies SA sponsored ADR (a)	1,035	3,353
Hi-Tech Pharmacal Co., Inc.	406	12,261
Horizon Pharma, Inc.	3,517	9,109
Impax Laboratories, Inc. (a)	2,400	48,816
Jazz Pharmaceuticals PLC (a)	2,188	117,889
MAP Pharmaceuticals, Inc. (a)	1,059	16,880
Mylan, Inc. (a)	15,004	407,809
Nektar Therapeutics (a)	4,407	28,778
Novogen Ltd. sponsored ADR (a)	63	388
NuPathe, Inc. (a)(d)	469	1,510
Obagi Medical Products, Inc. (a)	983	13,428
Omeros Corp. (a)(d)	1,209	9,043
Optimer Pharmaceuticals, Inc. (a)	1,696	17,282
Pacira Pharmaceuticals, Inc. (a)	1,076	18,346
Pain Therapeutics, Inc. (a)	2,176	6,920
Perrigo Co.	3,654	378,189
Pozen, Inc. (a)	1,191	6,610
Questcor Pharmaceuticals, Inc. (d)	2,331	60,489
Repros Therapeutics, Inc. (a)	682	10,237
Sagent Pharmaceuticals, Inc. (a)	972	14,483
Salix Pharmaceuticals Ltd. (a)	2,269	97,227
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santarus, Inc. (a)	2,436	$ 24,287
SciClone Pharmaceuticals, Inc. (a)	1,906	8,367
Shire PLC sponsored ADR	1,850	160,266
Somaxon Pharmaceuticals, Inc. (a)	365	569
Sucampo Pharmaceuticals, Inc. Class A (a)	2,958	15,500
Supernus Pharmaceuticals, Inc. (a)(d)	1,036	8,278
The Medicines Company (a)	2,126	45,645
Transcept Pharmaceuticals, Inc. (a)	574	3,094
Ventrus Biosciences, Inc. (a)	745	1,848
ViroPharma, Inc. (a)	2,541	62,991
VIVUS, Inc. (a)(d)	3,831	43,290
Warner Chilcott PLC	9,355	109,079
XenoPort, Inc. (a)	1,451	11,390
Zogenix, Inc. (a)	3,206	8,464
		2,101,712
TOTAL HEALTH CARE		23,032,164
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	952	19,430
American Science & Engineering, Inc.	405	25,871
API Technologies Corp. (a)	2,864	7,532
Astronics Corp. (a)	385	7,739
BE Aerospace, Inc. (a)	3,984	188,682
Elbit Systems Ltd.	1,595	60,195
GeoEye, Inc. (a)	850	25,976
Innovative Solutions & Support, Inc. (a)	856	3,664
KEYW Holding Corp. (a)	1,000	12,860
Kratos Defense & Security Solutions, Inc. (a)	1,490	6,631
LMI Aerospace, Inc. (a)	461	9,146
Sypris Solutions, Inc.	981	4,002
Taser International, Inc. (a)	2,706	22,352
		394,080
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	3,455	13,094
Atlas Air Worldwide Holdings, Inc. (a)	1,032	44,665
C.H. Robinson Worldwide, Inc.	6,097	376,429
Echo Global Logistics, Inc. (a)	997	17,517
Expeditors International of Washington, Inc.	7,952	297,564
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	1,200	$ 39,900
Hub Group, Inc. Class A (a)	1,385	44,832
Pacer International, Inc. (a)	1,536	5,330
Park-Ohio Holdings Corp. (a)	711	14,881
UTI Worldwide, Inc.	3,996	56,424
		910,636
Airlines - 0.2%
Allegiant Travel Co.	716	52,998
Hawaiian Holdings, Inc. (a)	2,395	14,945
JetBlue Airways Corp. (a)	11,197	57,553
Republic Airways Holdings, Inc. (a)	1,686	9,796
Ryanair Holdings PLC sponsored ADR	4,488	154,522
SkyWest, Inc.	2,269	26,298
Spirit Airlines, Inc. (a)	2,717	45,591
		361,703
Building Products - 0.1%
AAON, Inc.	1,047	22,039
American Woodmark Corp. (a)	641	18,211
Apogee Enterprises, Inc.	1,206	27,642
Builders FirstSource, Inc. (a)	4,781	24,861
China Ceramics Co. Ltd. (a)	800	1,576
Gibraltar Industries, Inc. (a)	1,131	15,687
Insteel Industries, Inc.	916	10,955
Nortek, Inc. (a)	565	36,889
Patrick Industries, Inc. (a)	451	7,838
PGT, Inc. (a)	3,371	14,799
Universal Forest Products, Inc.	795	29,940
		210,437
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	363	3,557
Acorn Energy, Inc.	1,101	8,962
Asset Acceptance Capital Corp. (a)	1,440	8,136
Asta Funding, Inc.	516	4,768
Casella Waste Systems, Inc. Class A (a)	1,146	5,065
CECO Environmental Corp.	516	4,809
China Recycling Energy Corp. (a)	1,590	1,511
Cintas Corp.	4,551	188,593
Copart, Inc. (a)	4,968	150,083
Courier Corp.	435	4,920
Encore Capital Group, Inc. (a)	921	24,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnerNOC, Inc. (a)	886	$ 10,003
Fuel Tech, Inc. (a)	971	3,748
G&K Services, Inc. Class A	701	23,764
Guanwei Recycling Corp. (a)	760	616
Healthcare Services Group, Inc.	2,547	59,905
Heritage-Crystal Clean, Inc. (a)	952	14,261
Herman Miller, Inc.	2,200	46,464
Industrial Services of America, Inc. (a)	459	1,175
InnerWorkings, Inc. (a)	2,041	26,553
Interface, Inc.	2,900	42,601
Intersections, Inc.	661	6,101
Kimball International, Inc. Class B	1,425	17,784
McGrath RentCorp.	975	27,320
Mobile Mini, Inc. (a)	1,896	37,844
Multi-Color Corp.	559	12,566
Performant Financial Corp.	1,665	16,084
Perma-Fix Environmental Services, Inc. (a)	2,776	2,166
Portfolio Recovery Associates, Inc. (a)	610	60,280
R.R. Donnelley & Sons Co. (d)	7,066	66,420
Standard Parking Corp. (a)	769	17,110
Stericycle, Inc. (a)	3,233	302,189
Swisher Hygiene, Inc. (Canada) (a)	6,010	8,594
Sykes Enterprises, Inc. (a)	1,710	25,069
Tetra Tech, Inc. (a)	2,532	65,224
United Stationers, Inc.	1,663	51,037
US Ecology, Inc.	836	18,275
		1,368,037
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,302	26,847
Foster Wheeler AG (a)	4,030	90,514
Great Lakes Dredge & Dock Corp.	1,716	15,152
Integrated Electrical Services, Inc. (a)	731	3,326
Layne Christensen Co. (a)	896	20,599
MYR Group, Inc. (a)	855	18,331
Northwest Pipe Co. (a)	495	10,197
Primoris Services Corp.	2,200	31,856
Sterling Construction Co., Inc. (a)	641	5,916
UniTek Global Services, Inc. (a)	650	2,587
		225,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Active Power, Inc. (a)	4,641	$ 3,481
Altair Nanotechnologies, Inc. (a)(d)	1,335	661
American Superconductor Corp. (a)	1,958	5,443
Broadwind Energy, Inc. (a)	362	833
Capstone Turbine Corp. (a)	6,826	6,593
China BAK Battery, Inc. (a)	360	907
Coleman Cable, Inc.	616	5,686
Deswell Industries, Inc.	861	2,213
Encore Wire Corp.	1,031	32,312
Enphase Energy, Inc.	1,407	3,926
Franklin Electric Co., Inc.	921	54,855
FuelCell Energy, Inc. (a)	7,067	6,078
Fushi Copperweld, Inc. (a)	1,398	12,959
Global Power Equipment Group, Inc.	586	8,802
Highpower International, Inc. (a)	470	512
Hydrogenics Corp. (a)	259	1,812
II-VI, Inc. (a)	2,382	40,756
Jinpan International Ltd.	717	3,614
Lihua International, Inc.	980	4,263
Lime Energy Co. (a)	1,124	584
LSI Industries, Inc.	696	4,747
Ocean Power Technologies, Inc. (a)	585	1,398
Plug Power, Inc. (a)	506	311
Powell Industries, Inc. (a)	606	24,264
PowerSecure International, Inc. (a)	710	4,580
Preformed Line Products Co.	176	9,877
Ultralife Corp. (a)	901	2,478
Vicor Corp. (a)	1,551	8,298
		252,243
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,484	38,569
Machinery - 0.9%
Altra Holdings, Inc.	1,161	21,838
American Railcar Industries, Inc.	750	23,048
Astec Industries, Inc.	911	26,373
Chart Industries, Inc. (a)	1,124	67,980
Cleantech Solutions International, Inc. (a)	136	544
Columbus McKinnon Corp. (NY Shares) (a)	885	13,240
Commercial Vehicle Group, Inc. (a)	1,360	10,894
Dynamic Materials Corp.	450	6,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (a)	1,776	$ 5,541
Flow International Corp. (a)	2,325	7,324
FreightCar America, Inc.	461	9,695
Hardinge, Inc.	390	3,740
Hurco Companies, Inc. (a)	225	5,402
L.B. Foster Co. Class A	576	23,875
Lincoln Electric Holdings, Inc.	3,235	153,695
Middleby Corp. (a)	730	92,995
NN, Inc. (a)	1,041	8,453
Nordson Corp.	2,427	148,508
Omega Flex, Inc.	360	4,662
PACCAR, Inc.	13,289	583,919
PMFG, Inc. (a)	555	3,846
RBC Bearings, Inc. (a)	990	46,124
Sun Hydraulics Corp. (d)	1,050	27,447
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	3,532
Class B (a)	281	1,127
TriMas Corp. (a)	1,800	46,620
Twin Disc, Inc.	345	5,886
Westport Innovations, Inc. (a)(d)	2,163	56,779
Woodward, Inc.	2,676	97,861
		1,507,244
Marine - 0.0%
Diana Containerships, Inc.	1,501	9,231
DryShips, Inc. (a)	16,057	27,136
Eagle Bulk Shipping, Inc. (a)(d)	683	1,523
Euroseas Ltd.	1,365	1,392
FreeSeas, Inc. (a)	291	41
Newlead Holdings Ltd. (a)	283	116
Rand Logistics, Inc. (a)	1,060	6,805
Star Bulk Carriers Corp.	185	1,264
Ultrapetrol (Bahamas) Ltd. (a)(d)	1,156	1,838
		49,346
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	20,196
Acacia Research Corp. (a)	1,794	39,881
Advisory Board Co. (a)	1,309	59,232
Barrett Business Services, Inc.	420	13,965
CRA International, Inc. (a)	480	8,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc. (a)	600	$ 32,064
Heidrick & Struggles International, Inc.	756	9,934
Hudson Global, Inc. (a)	976	4,285
Huron Consulting Group, Inc. (a)	836	27,538
ICF International, Inc. (a)	797	17,231
Kelly Services, Inc. Class A (non-vtg.)	1,230	16,802
Kforce, Inc. (a)	1,701	21,875
Lightbridge Corp. (a)	719	877
Odyssey Marine Exploration, Inc. (a)(d)	3,919	11,012
Pendrell Corp. (a)	6,352	6,924
Resources Connection, Inc.	1,691	19,633
RPX Corp. (a)	1,774	16,108
Verisk Analytics, Inc. (a)	6,466	322,265
VSE Corp.	201	4,627
		652,935
Road & Rail - 0.5%
AMERCO	806	96,728
Arkansas Best Corp.	1,011	8,371
Avis Budget Group, Inc. (a)	3,900	73,866
Covenant Transport Group, Inc. Class A (a)	856	4,391
Heartland Express, Inc.	3,488	47,890
J.B. Hunt Transport Services, Inc.	4,461	265,206
Landstar System, Inc.	1,749	88,447
Marten Transport Ltd.	786	14,871
Old Dominion Freight Lines, Inc. (a)	3,366	112,559
P.A.M. Transportation Services, Inc.	646	6,001
Patriot Transportation Holding, Inc. (a)	436	11,271
Quality Distribution, Inc. (a)	846	5,660
Saia, Inc. (a)	637	13,797
Student Transportation, Inc.	3,676	23,129
Universal Truckload Services, Inc.	891	13,819
USA Truck, Inc. (a)	420	1,369
Vitran Corp., Inc. (a)	946	4,758
Werner Enterprises, Inc.	2,688	58,303
YRC Worldwide, Inc. (a)	280	1,966
Zipcar, Inc. (a)(d)	1,775	14,431
		866,833
Trading Companies & Distributors - 0.4%
Aceto Corp.	966	9,631
Beacon Roofing Supply, Inc. (a)	1,696	52,305
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
DXP Enterprises, Inc. (a)	587	$ 28,346
Fastenal Co.	11,156	466,432
General Finance Corp. (a)	1,820	8,681
H&E Equipment Services, Inc.	1,290	20,060
Houston Wire & Cable Co.	776	8,707
Lawson Products, Inc.	600	4,968
Rush Enterprises, Inc.:
Class A (a)	1,043	19,973
Class B (a)	625	10,169
Titan Machinery, Inc. (a)(d)	836	18,509
		647,781
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	200	4,096
TOTAL INDUSTRIALS		7,489,265
INFORMATION TECHNOLOGY - 50.9%
Communications Equipment - 5.8%
Acme Packet, Inc. (a)	2,629	52,449
ADTRAN, Inc.	2,438	47,882
Alvarion Ltd. (a)	2,981	1,312
Ambient Corp. (a)	600	2,178
Anaren, Inc. (a)	802	15,631
Arris Group, Inc. (a)	3,753	52,429
Aruba Networks, Inc. (a)(d)	4,149	80,823
AudioCodes Ltd. (a)	1,980	5,564
Aviat Networks, Inc. (a)	3,025	8,319
Bel Fuse, Inc. Class B (non-vtg.)	371	5,895
Black Box Corp.	780	19,227
Brocade Communications Systems, Inc. (a)	16,171	91,851
CalAmp Corp. (a)	1,239	10,742
Ceragon Networks Ltd. (a)	1,336	6,867
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	1,623
Ciena Corp. (a)	3,646	54,252
Cisco Systems, Inc.	206,165	3,898,580
Cogo Group, Inc. (a)	1,545	3,631
Comtech Telecommunications Corp.	1,006	25,713
Dialogic, Inc. (a)	216	324
Digi International, Inc. (a)	1,347	13,133
Ditech Networks, Inc. (a)	1,626	2,358
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DragonWave, Inc. (a)	1,400	$ 3,402
EchoStar Holding Corp. Class A (a)	1,821	57,107
EMCORE Corp. (a)	1,338	6,248
EXFO, Inc. (sub. vtg.) (a)	907	4,091
Extreme Networks, Inc. (a)	3,522	12,679
F5 Networks, Inc. (a)	2,981	279,260
Finisar Corp. (a)	3,317	45,012
Gilat Satellite Networks Ltd. (a)	2,426	12,761
Globecomm Systems, Inc. (a)	721	8,565
Harmonic, Inc. (a)	4,396	20,134
Infinera Corp. (a)	3,871	21,600
InterDigital, Inc.	1,730	73,836
Ituran Location & Control Ltd.	1,284	16,782
Ixia (a)	3,000	45,060
JDS Uniphase Corp. (a)	8,481	102,875
KVH Industries, Inc. (a)	511	6,469
Loral Space & Communications Ltd.	823	70,013
Meru Networks, Inc. (a)	574	1,337
Mitel Networks, Inc. (a)	1,991	6,590
NETGEAR, Inc. (a)	1,465	51,070
NumereX Corp. Class A (a)	1,586	17,890
Oclaro, Inc. (a)	2,874	5,288
Oplink Communications, Inc. (a)	687	10,649
Parkervision, Inc. (a)(d)	4,087	9,318
PC-Tel, Inc.	1,116	7,209
Polycom, Inc. (a)	6,739	70,490
Powerwave Technologies, Inc. (a)(d)	1,044	358
Procera Networks, Inc. (a)	540	11,151
QUALCOMM, Inc.	65,439	4,163,229
RADWARE Ltd. (a)	749	23,938
Research In Motion Ltd. (a)(d)	20,088	233,021
Riverbed Technology, Inc. (a)	6,029	107,919
ShoreTel, Inc. (a)	2,706	11,690
Sierra Wireless, Inc. (a)	1,722	13,313
Silicom Ltd. (a)	345	6,024
Sonus Networks, Inc. (a)	10,536	17,595
Sycamore Networks, Inc.	1,169	3,145
Symmetricom, Inc. (a)	2,446	14,554
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	8,228	77,261
Telestone Technologies Corp. (a)(d)	314	436
Tellabs, Inc.	13,974	49,747
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telular Corp.	900	$ 9,018
Tessco Technologies, Inc.	347	7,554
Ubiquiti Networks, Inc. (a)	3,500	41,125
UTStarcom Holdings Corp. (a)	4,161	4,203
ViaSat, Inc. (a)	1,605	61,359
Westell Technologies, Inc. Class A (a)	2,778	5,417
Wi-Lan, Inc.	4,772	24,164
		10,252,739
Computers & Peripherals - 13.2%
Apple, Inc.	36,107	21,132,675
Avid Technology, Inc. (a)	1,551	10,128
Concurrent Computer Corp.	360	1,901
Cray, Inc. (a)	2,135	30,360
Datalink Corp. (a)	906	7,828
Dell, Inc.	66,659	642,593
Dot Hill Systems Corp. (a)	3,411	3,036
Electronics for Imaging, Inc. (a)	1,543	28,329
Hutchinson Technology, Inc. (a)	1,056	1,690
Immersion Corp. (a)	1,335	8,771
Intevac, Inc. (a)	911	4,309
Logitech International SA (d)	6,508	46,207
NetApp, Inc. (a)	13,800	437,598
Novatel Wireless, Inc. (a)	1,997	2,716
OCZ Technology Group, Inc. (a)	2,350	3,925
QLogic Corp. (a)	3,929	37,247
Rimage Corp.	400	2,748
SanDisk Corp. (a)	9,400	367,540
Seagate Technology	15,457	387,971
Silicon Graphics International Corp. (a)	1,011	8,482
Smart Technologies, Inc. Class A (a)	1,547	2,166
STEC, Inc. (a)	2,011	9,874
Stratasys, Inc. (a)	770	57,712
Super Micro Computer, Inc. (a)	2,238	20,881
Synaptics, Inc. (a)	1,350	36,072
Western Digital Corp.	9,533	318,784
Xyratex Ltd.	1,176	11,019
		23,622,562
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,050	8,568
Audience, Inc.	952	8,235
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Cognex Corp.	1,796	$ 64,333
Coherent, Inc. (a)	900	41,625
Daktronics, Inc.	1,761	18,420
DTS, Inc. (a)	606	9,260
Echelon Corp. (a)	1,830	5,472
Electro Rent Corp.	1,080	16,967
Electro Scientific Industries, Inc.	1,335	14,471
FARO Technologies, Inc. (a)	690	24,343
FEI Co.	1,455	80,069
Flextronics International Ltd. (a)	24,568	142,249
FLIR Systems, Inc.	6,005	122,502
GSI Group, Inc. (a)	1,500	11,385
HLS Systems International Ltd. (a)	1,991	21,622
I. D. Systems Inc. (a)	601	3,636
Identive Group, Inc. (a)	3,097	4,274
Insight Enterprises, Inc. (a)	1,633	27,663
IPG Photonics Corp. (a)	2,054	121,391
Itron, Inc. (a)	1,543	67,583
Littelfuse, Inc.	972	56,094
LoJack Corp. (a)	1,051	2,596
Magal Security Systems Ltd. (a)	1,506	5,422
Maxwell Technologies, Inc. (a)	1,095	7,939
Measurement Specialties, Inc. (a)	521	16,177
Mercury Systems, Inc. (a)	951	8,359
Mesa Laboratories, Inc.	236	11,179
MicroVision, Inc. (a)(d)	430	1,101
Molex, Inc.	3,635	95,891
Molex, Inc. Class A (non-vtg.)	3,066	66,563
MTS Systems Corp.	776	37,520
Multi-Fineline Electronix, Inc. (a)	1,116	19,072
National Instruments Corp.	4,575	111,264
Neonode, Inc. (a)	1,393	5,405
NetList, Inc. (a)(d)	2,276	1,780
Newport Corp. (a)	1,221	15,556
Orbotech Ltd. (a)	1,410	11,943
OSI Systems, Inc. (a)	716	43,876
PC Connection, Inc.	691	7,325
PC Mall, Inc. (a)	556	3,297
Plexus Corp. (a)	1,400	32,410
Power-One, Inc. (a)	4,043	16,778
RadiSys Corp. (a)	936	2,106
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	1,365	$ 14,947
Rofin-Sinar Technologies, Inc. (a)	1,121	23,709
Sanmina Corp. (a)	3,082	29,032
ScanSource, Inc. (a)	1,206	35,637
Tech Data Corp. (a)	1,455	64,267
Trimble Navigation Ltd. (a)	4,735	263,455
TTM Technologies, Inc. (a)	2,908	26,230
Universal Display Corp. (a)	1,847	44,106
Viasystems Group, Inc. (a)	708	8,305
Zygo Corp. (a)	1,006	14,879
		1,918,288
Internet Software & Services - 8.7%
21Vianet Group, Inc. ADR (a)	1,181	11,538
Akamai Technologies, Inc. (a)	6,803	249,126
Ancestry.com, Inc. (a)	1,610	50,876
Angie's List, Inc.	2,180	24,220
Autobytel, Inc. (a)	351	1,341
Baidu.com, Inc. sponsored ADR (a)	10,564	1,017,419
Bazaarvoice, Inc.	2,745	26,846
Blucora, Inc. (a)	1,401	20,665
Brightcove, Inc.	980	9,526
Carbonite, Inc. (a)(d)	1,032	9,845
China Finance Online Co. Ltd. ADR (a)	915	1,052
ChinaCache International Holdings Ltd. sponsored ADR (a)	225	900
comScore, Inc. (a)	1,086	14,455
Constant Contact, Inc. (a)	1,200	15,984
Cornerstone OnDemand, Inc. (a)	1,865	52,295
CoStar Group, Inc. (a)	1,037	90,074
DealerTrack Holdings, Inc. (a)	1,614	43,400
Digital River, Inc. (a)	1,521	22,222
E2open, Inc.	910	12,840
EarthLink, Inc.	4,455	29,403
eBay, Inc. (a)	49,614	2,620,611
eGain Communications Corp. (a)	930	3,980
Equinix, Inc. (a)	1,839	341,613
Facebook, Inc. Class A	42,416	1,187,648
GigaMedia Ltd. (a)	2,131	1,950
Google, Inc. Class A (a)	10,083	7,041,665
IAC/InterActiveCorp	3,596	169,551
Internap Network Services Corp. (a)	2,287	13,653
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iPass, Inc. (a)	3,772	$ 6,903
j2 Global, Inc.	1,719	51,983
Keynote Systems, Inc.	675	9,187
KIT digital, Inc. (a)	1,500	1,132
Limelight Networks, Inc. (a)	3,326	6,452
Liquidity Services, Inc. (a)	1,191	48,902
LivePerson, Inc. (a)	2,295	30,271
LogMeIn, Inc. (a)	1,052	22,513
Marchex, Inc. Class B	1,791	7,451
Market Leader, Inc. (a)	861	5,726
MercadoLibre, Inc.	1,716	123,466
Move, Inc. (a)	1,545	11,634
NetEase.com, Inc. sponsored ADR	2,946	129,212
NIC, Inc.	2,461	36,940
Open Text Corp. (a)	2,210	126,969
OpenTable, Inc. (a)	949	42,601
Perficient, Inc. (a)	1,516	16,509
Points International Ltd. (a)	1,676	18,470
QuinStreet, Inc. (a)	1,753	10,956
RealNetworks, Inc. (a)	1,385	10,069
Rediff.com India Ltd. sponsored ADR (a)	600	1,782
Remark Media, Inc. (a)(d)	177	292
Responsys, Inc. (a)	1,730	11,280
Saba Software, Inc. (a)	1,606	12,559
SciQuest, Inc. (a)	800	13,032
Sify Technologies Ltd. sponsored ADR (a)	1,740	3,480
SINA Corp. (a)	2,564	116,713
Sohu.com, Inc. (a)	1,478	58,869
SPS Commerce, Inc. (a)	530	19,536
Stamps.com, Inc. (a)	675	17,125
Support.com, Inc. (a)	2,745	12,078
Synacor, Inc.	1,155	7,369
TechTarget, Inc. (a)	1,500	8,145
TheStreet.com, Inc.	2,682	4,506
Travelzoo, Inc. (a)	751	13,188
United Online, Inc.	3,243	18,550
Unwired Planet, Inc. (a)	3,561	4,879
ValueClick, Inc. (a)	3,087	58,252
Velti PLC (a)(d)	2,666	9,091
VeriSign, Inc. (a)	6,009	205,087
VistaPrint Ltd. (a)	1,450	45,015
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vocus, Inc. (a)	821	$ 14,006
Web.com Group, Inc. (a)(d)	1,853	27,999
WebMD Health Corp. (a)	2,015	28,311
WebMediaBrands, Inc. (a)	242	559
Yahoo!, Inc. (a)	45,051	845,607
Yandex NV (a)(d)	6,865	149,794
Zix Corp. (a)	4,116	11,278
		15,520,426
IT Services - 2.0%
Acxiom Corp. (a)	3,216	56,891
Automatic Data Processing, Inc.	18,590	1,055,168
Cardtronics, Inc. (a)	1,791	41,086
Cass Information Systems, Inc.	423	19,877
China Information Technology, Inc. (a)	950	883
Cognizant Technology Solutions Corp. Class A (a)	11,583	778,725
Computer Task Group, Inc. (a)	717	13,078
CSG Systems International, Inc. (a)	1,356	25,194
Euronet Worldwide, Inc. (a)	1,986	44,208
ExlService Holdings, Inc. (a)	1,236	33,187
Fiserv, Inc. (a)	5,010	385,720
Forrester Research, Inc.	975	27,310
Hackett Group, Inc. (a)	1,695	6,034
iGate Corp. (a)	2,041	30,595
Information Services Group, Inc. (a)	1,246	1,246
Infosys Ltd. sponsored ADR (d)	2,554	113,525
Innodata, Inc. (a)	1,261	4,666
Jack Henry & Associates, Inc.	4,845	188,325
Lionbridge Technologies, Inc. (a)	2,146	8,820
LML Payment Systems, Inc. (a)	2,399	8,157
ManTech International Corp. Class A	800	19,984
ModusLink Global Solutions, Inc. (a)	1,665	5,544
NCI, Inc. Class A (a)	491	2,062
Online Resources Corp. (a)	976	2,255
Pactera Technology International Ltd. ADR	1,352	10,113
Paychex, Inc.	13,785	448,564
PFSweb, Inc. (a)	406	987
PRG-Schultz International, Inc. (a)	1,731	11,061
Rainmaker Systems, Inc. (a)	2,401	1,849
Sapient Corp. (a)	5,534	58,605
ServiceSource International, Inc. (a)	2,600	13,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc.	1,625	$ 97,760
Teletech Holdings, Inc. (a)	2,216	37,716
Virtusa Corp. (a)	1,000	15,660
Yucheng Technologies Ltd. (a)	496	1,910
		3,570,103
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	1,878	73,148
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Energy Industries, Inc. (a)	1,500	19,185
Aixtron AG sponsored ADR	188	2,371
Alpha & Omega Semiconductor Ltd. (a)	1,154	10,040
Altera Corp.	12,291	398,105
Amkor Technology, Inc. (a)(d)	7,661	32,559
Amtech Systems, Inc. (a)	401	1,299
ANADIGICS, Inc. (a)	3,015	5,457
Analog Devices, Inc.	11,322	459,673
Applied Materials, Inc.	48,360	518,903
Applied Micro Circuits Corp. (a)	2,420	16,529
ARM Holdings PLC sponsored ADR	4,328	161,521
ASM International NV unit	211	7,385
ASML Holding NV (d)	3,724	233,011
Atmel Corp. (a)	16,370	91,508
ATMI, Inc. (a)	1,291	25,717
Avago Technologies Ltd.	9,176	322,078
Axcelis Technologies, Inc. (a)	4,561	4,515
AXT, Inc. (a)	1,989	5,609
Broadcom Corp. Class A	19,856	642,937
Brooks Automation, Inc.	3,006	23,146
Cabot Microelectronics Corp.	981	32,000
Camtek Ltd. (a)	1,486	2,080
Canadian Solar, Inc. (a)(d)	1,991	5,236
Cavium, Inc. (a)	1,842	64,894
Ceva, Inc. (a)	1,050	15,866
China Sunergy Co. Ltd. ADR (a)(d)	440	537
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	812	8,891
Cirrus Logic, Inc. (a)	2,419	75,763
Cohu, Inc.	885	8,585
Cree, Inc. (a)	4,422	142,875
Cymer, Inc. (a)	1,206	105,766
Cypress Semiconductor Corp.	6,000	60,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	1,626	$ 24,618
DSP Group, Inc. (a)	1,305	7,726
Entegris, Inc. (a)	5,220	46,771
Entropic Communications, Inc. (a)	3,249	16,862
Exar Corp. (a)	1,755	14,391
Ezchip Semiconductor Ltd. (a)	1,020	38,668
First Solar, Inc. (a)(d)	3,298	89,013
FormFactor, Inc. (a)	1,856	8,222
GSI Technology, Inc. (a)	1,220	6,881
GT Advanced Technologies, Inc. (a)(d)	4,938	16,641
Hanwha Solarone Co. Ltd. ADR (a)	1,791	1,578
Himax Technologies, Inc. sponsored ADR	3,511	8,567
Hittite Microwave Corp. (a)	1,304	79,127
Ikanos Communications, Inc. (a)	1,860	2,474
Integrated Device Technology, Inc. (a)	4,912	30,798
Integrated Silicon Solution, Inc. (a)	1,011	8,856
Intel Corp. (d)	192,338	3,764,055
Intermolecular, Inc.	1,500	10,500
Intersil Corp. Class A	4,941	35,229
IXYS Corp.	1,626	13,171
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,791	3,569
KLA-Tencor Corp.	6,418	291,826
Kopin Corp. (a)	3,306	10,612
Kulicke & Soffa Industries, Inc. (a)	2,871	32,816
Lam Research Corp. (a)	7,529	264,418
Lattice Semiconductor Corp. (a)	4,891	19,368
Linear Technology Corp.	8,574	284,571
LTX-Credence Corp. (a)	2,029	11,525
M/A-COM Technology Solutions, Inc.	1,688	23,835
Marvell Technology Group Ltd.	21,687	183,906
Mattson Technology, Inc. (a)	2,176	1,850
Maxim Integrated Products, Inc.	11,104	324,126
Mellanox Technologies Ltd. (a)(d)	1,603	116,827
MEMSIC, Inc. (a)	1,842	5,931
Micrel, Inc.	2,394	23,006
Microchip Technology, Inc.	7,350	223,587
Micron Technology, Inc. (a)	41,043	245,437
Microsemi Corp. (a)	2,884	55,200
Mindspeed Technologies, Inc. (a)	1,178	4,276
MIPS Technologies, Inc. (a)	1,995	15,042
MKS Instruments, Inc.	1,961	47,554
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	1,386	$ 29,328
MoSys, Inc. (a)	1,530	4,896
Nanometrics, Inc. (a)	801	11,582
Nova Measuring Instruments Ltd. (a)	1,096	8,461
NVE Corp. (a)	210	11,151
NVIDIA Corp.	23,700	283,926
NXP Semiconductors NV (a)	9,657	236,403
O2Micro International Ltd. sponsored ADR (a)	1,626	4,959
Omnivision Technologies, Inc. (a)	2,101	31,725
ON Semiconductor Corp. (a)	18,000	119,340
PDF Solutions, Inc. (a)	1,350	18,738
Peregrine Semiconductor Corp.	1,125	19,046
Pericom Semiconductor Corp. (a)	1,356	10,197
Photronics, Inc. (a)	2,236	11,515
Pixelworks, Inc. (a)	598	1,375
PLX Technology, Inc. (a)	2,101	9,644
PMC-Sierra, Inc. (a)	8,936	46,020
Power Integrations, Inc.	1,000	31,110
QuickLogic Corp. (a)(d)	1,546	3,185
Rambus, Inc. (a)	4,458	21,800
RDA Microelectronics, Inc. sponsored ADR	350	3,602
RF Micro Devices, Inc. (a)	11,151	48,172
Rubicon Technology, Inc. (a)	951	6,105
Rudolph Technologies, Inc. (a)	1,086	12,011
SemiLEDs Corp. (a)	1,100	1,177
Semtech Corp. (a)	2,601	71,137
Sigma Designs, Inc. (a)	1,146	6,590
Silicon Image, Inc. (a)	3,261	15,196
Silicon Laboratories, Inc. (a)	1,634	68,334
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	16,003
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,347	23,474
Skyworks Solutions, Inc. (a)	7,217	163,465
Spreadtrum Communications, Inc. ADR	1,556	28,910
SunPower Corp. (a)	3,997	18,386
Supertex, Inc.	494	8,981
Tessera Technologies, Inc.	1,821	29,591
Texas Instruments, Inc.	43,515	1,282,387
Tower Semiconductor Ltd. (a)	667	5,643
TranSwitch Corp. (a)	2,112	1,533
TriQuint Semiconductor, Inc. (a)	6,421	32,490
Ultra Clean Holdings, Inc. (a)	1,066	5,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	995	$ 32,656
Veeco Instruments, Inc. (a)	1,502	42,747
Volterra Semiconductor Corp. (a)	1,139	20,001
Xilinx, Inc.	10,052	348,302
		13,124,803
Software - 12.7%
Accelrys, Inc. (a)	2,308	20,333
ACI Worldwide, Inc. (a)	1,605	69,192
Activision Blizzard, Inc.	42,345	484,427
Actuate Corp. (a)	1,740	9,274
Adobe Systems, Inc. (a)	18,915	654,648
Advent Software, Inc. (a)	2,100	46,746
Allot Communications Ltd. (a)	1,273	27,802
American Software, Inc. Class A	846	6,827
ANSYS, Inc. (a)	3,591	238,191
AsiaInfo-Linkage, Inc. (a)	2,883	33,097
Aspen Technology, Inc. (a)	3,566	92,680
Autodesk, Inc. (a)	8,763	290,318
AutoNavi Holdings Ltd. ADR (a)	870	10,614
Blackbaud, Inc.	1,626	36,325
BluePhoenix Solutions Ltd. (a)(d)	315	1,244
BMC Software, Inc. (a)	6,147	251,781
Bottomline Technologies, Inc. (a)	1,557	38,162
BroadSoft, Inc. (a)	1,060	33,528
CA Technologies, Inc.	17,875	396,110
Cadence Design Systems, Inc. (a)	10,371	132,023
Callidus Software, Inc. (a)	1,628	6,854
Changyou.com Ltd. (A Shares) ADR	374	9,208
Check Point Software Technologies Ltd. (a)	7,874	363,543
Cinedigm Digital Cinema Corp. (a)	3,549	5,111
Citrix Systems, Inc. (a)	7,141	436,744
ClickSoftware Technologies Ltd.	1,103	8,250
CommVault Systems, Inc. (a)	1,770	117,457
Compuware Corp. (a)	9,002	84,169
Comverse Technology, Inc. (a)	8,000	28,480
Comverse, Inc. (a)	800	23,016
Concur Technologies, Inc. (a)	2,071	136,085
Descartes Systems Group, Inc. (a)	2,985	25,693
Digimarc Corp.	390	7,242
Ebix, Inc.	1,287	21,634
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	12,361	$ 183,066
Eloqua, Inc.	1,149	20,739
Envivio, Inc.	1,510	2,446
EPIQ Systems, Inc.	1,500	17,985
ePlus, Inc.	287	11,606
FalconStor Software, Inc. (a)	2,536	6,061
Fortinet, Inc. (a)	5,988	119,640
Glu Mobile, Inc. (a)(d)	2,794	7,991
Guidance Software, Inc. (a)	1,292	14,406
Informatica Corp. (a)	4,100	110,167
Interactive Intelligence Group, Inc. (a)	1,041	33,437
Intuit, Inc.	11,172	669,315
JDA Software Group, Inc. (a)	1,557	69,536
Jive Software, Inc.	2,493	36,049
KongZhong Corp. sponsored ADR (a)	1,000	5,900
Magic Software Enterprises Ltd.	2,568	11,351
Majesco Entertainment Co. (a)	2,427	2,233
Manhattan Associates, Inc. (a)	835	47,795
Mentor Graphics Corp. (a)	4,154	62,019
MICROS Systems, Inc. (a)	3,100	134,726
Microsoft Corp.	322,309	8,579,866
MicroStrategy, Inc. Class A (a)	345	30,529
Mitek Systems, Inc. (a)	938	2,232
Monotype Imaging Holdings, Inc.	1,551	23,746
Motricity, Inc. (a)	1,688	1,439
Net 1 UEPS Technologies, Inc. (a)	2,000	15,540
NetScout Systems, Inc. (a)	1,700	42,704
NICE Systems Ltd. sponsored ADR (a)	1,581	53,406
Nuance Communications, Inc. (a)	11,437	254,359
Opnet Technologies, Inc.	1,026	42,620
Oracle Corp.	187,741	6,026,486
Parametric Technology Corp. (a)	4,688	94,885
Pegasystems, Inc.	1,363	27,723
Perfect World Co. Ltd. sponsored ADR Class B	1,575	17,514
Pervasive Software, Inc. (a)	1,606	14,133
Progress Software Corp. (a)	2,529	50,858
Proofpoint, Inc.	1,093	12,023
QAD, Inc.:
Class A	660	8,699
Class B	165	2,000
QLIK Technologies, Inc. (a)	3,200	62,016
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	2,672	$ 52,879
Retalix Ltd. (a)	1,111	32,908
Rovi Corp. (a)	4,276	65,594
Sapiens International Corp. NV (a)	2,318	8,600
SeaChange International, Inc. (a)	1,311	12,127
Shanda Games Ltd. sponsored ADR	3,749	11,622
Smith Micro Software, Inc. (a)	1,336	1,657
Sourcefire, Inc. (a)	1,143	56,270
Splunk, Inc.	3,688	111,378
SS&C Technologies Holdings, Inc. (a)	2,835	66,878
Symantec Corp. (a)	27,461	515,168
Synchronoss Technologies, Inc. (a)	1,407	25,692
Synopsys, Inc. (a)	5,802	190,306
Take-Two Interactive Software, Inc. (a)	3,186	39,411
Tangoe, Inc. (a)	1,318	17,187
TeleCommunication Systems, Inc. Class A (a)	1,500	3,375
TeleNav, Inc. (a)	1,766	14,287
The9 Ltd. sponsored ADR (a)(d)	786	2,358
THQ, Inc. (a)	331	480
TIBCO Software, Inc. (a)	6,079	152,279
TigerLogic Corp. (a)	987	1,856
TiVo, Inc. (a)	4,553	53,270
Trunkbow International Holdings Ltd. (a)	1,172	1,348
Ultimate Software Group, Inc. (a)	1,000	94,510
Vasco Data Security International, Inc. (a)	1,515	11,378
Verint Systems, Inc. (a)	1,388	38,545
Wave Systems Corp. Class A (a)(d)	3,219	2,028
Websense, Inc. (a)	1,626	22,699
Zynga, Inc.	22,402	55,109
		22,737,253
TOTAL INFORMATION TECHNOLOGY		90,819,322
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	34,034
ADA-ES, Inc. (a)	307	5,019
American Pacific Corp. (a)	525	6,085
Balchem Corp.	1,200	42,900
Cereplast, Inc. (a)	450	41
Gulf Resources, Inc. (a)	1,170	1,334
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hawkins, Inc.	555	$ 22,200
Innophos Holdings, Inc.	810	38,807
Innospec, Inc.	1,020	32,467
Landec Corp. (a)	1,071	10,774
Material Sciences Corp. (a)	570	5,124
Methanex Corp.	3,696	111,846
Penford Corp. (a)	476	3,499
Senomyx, Inc. (a)	1,501	2,597
Sigma Aldrich Corp.	4,584	332,432
TPC Group, Inc. (a)	698	33,525
Yongye International, Inc. (a)	2,000	10,760
Zoltek Companies, Inc. (a)	1,281	9,031
		702,475
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,191	18,818
United States Lime & Minerals, Inc. (a)	345	15,156
		33,974
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	18,150
Silgan Holdings, Inc.	2,770	123,210
		141,360
Metals & Mining - 0.5%
Century Aluminum Co. (a)	3,466	26,931
China Gerui Adv Mat Group Ltd. (a)	1,568	1,944
China Natural Resources, Inc. (a)	816	4,390
China Precision Steel, Inc. (a)(d)	159	281
Globe Specialty Metals, Inc.	2,759	38,240
Handy & Harman Ltd. (a)	800	11,256
Haynes International, Inc.	435	20,245
Horsehead Holding Corp. (a)	1,564	14,545
Kaiser Aluminum Corp.	821	49,974
Olympic Steel, Inc.	480	9,490
Pan American Silver Corp.	5,988	114,071
Randgold Resources Ltd. sponsored ADR	2,039	218,907
Royal Gold, Inc.	2,243	181,145
Schnitzer Steel Industries, Inc. Class A	866	24,413
Silver Standard Resources, Inc. (a)	3,316	44,766
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	1,020
Steel Dynamics, Inc.	8,500	109,820
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sutor Technology Group Ltd. (a)(d)	1,977	$ 1,799
Universal Stainless & Alloy Products, Inc. (a)	265	9,145
		882,382
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	15,691
Pope Resources, Inc. LP	261	13,700
		29,391
TOTAL MATERIALS		1,789,582
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,273	21,602
Alaska Communication Systems Group, Inc.	2,052	4,535
Atlantic Tele-Network, Inc.	551	20,321
B Communications Ltd. (a)	1,052	5,428
Cbeyond, Inc. (a)	1,101	8,180
City Telecom (HK) Ltd. sponsored ADR	561	2,799
Cogent Communications Group, Inc.	1,770	37,418
Consolidated Communications Holdings, Inc.	1,601	24,079
FairPoint Communications, Inc. (a)(d)	938	7,026
Frontier Communications Corp. (d)	39,000	187,590
General Communications, Inc. Class A (a)	1,471	12,401
Globalstar, Inc. (a)(d)	10,623	4,143
Hawaiian Telcom Holdco, Inc. (a)	350	6,283
HickoryTech Corp.	570	5,540
inContact, Inc. (a)	2,511	13,057
Internet Gold Golden Lines Ltd. (a)	720	3,046
Iridium Communications, Inc. (a)	2,453	15,135
Lumos Networks Corp.	905	8,860
Neutral Tandem, Inc.	1,292	3,475
ORBCOMM, Inc. (a)	1,486	5,023
Towerstream Corp. (a)	1,587	5,364
tw telecom, inc. (a)	5,721	146,972
VocalTec Communications Ltd. (a)	699	12,030
Windstream Corp. (d)	22,140	185,533
		745,840
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de C.V. Series A sponsored ADR	592	13,995
Boingo Wireless, Inc. (a)	1,245	8,827
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Clearwire Corp. Class A (a)	26,585	$ 61,677
Leap Wireless International, Inc. (a)(d)	2,826	18,369
NII Holdings, Inc. (a)	6,689	33,913
NTELOS Holdings Corp.	905	11,675
Partner Communications Co. Ltd. ADR	576	3,686
SBA Communications Corp. Class A (a)	4,575	314,852
Shenandoah Telecommunications Co.	891	12,385
USA Mobility, Inc.	900	10,404
Vodafone Group PLC sponsored ADR	36,489	941,416
		1,431,199
TOTAL TELECOMMUNICATION SERVICES		2,177,039
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	813	41,097
Otter Tail Corp.	1,823	44,171
		85,268
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	483	9,844
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,565	1,862
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	7,789
Cadiz, Inc. (a)	1,179	10,080
Connecticut Water Service, Inc.	465	14,341
Consolidated Water Co., Inc.	705	5,478
Middlesex Water Co.	510	9,542
Tri-Tech Holding, Inc. (a)	258	485
York Water Co.	426	7,425
		55,140
TOTAL UTILITIES		152,114
TOTAL COMMON STOCKS (Cost $141,902,203)		178,011,353
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $4,710)	300	4,215
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	382,524	$ 382,524
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	5,744,267	5,744,267
TOTAL MONEY MARKET FUNDS (Cost $6,126,791)		6,126,791
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $148,033,704)		184,142,359
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(5,750,172)
NET ASSETS - 100%		$ 178,392,187
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 624
Fidelity Securities Lending Cash Central Fund	268,138
Total	$ 268,762
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,146,257	$ 31,143,291	$ -	$ 2,966
Consumer Staples	7,058,405	7,057,198	-	1,207
Energy	2,399,705	2,399,705	-	-
Financials	11,947,500	11,947,500	-	-
Health Care	23,032,164	23,032,164	-	-
Industrials	7,489,265	7,489,265	-	-
Information Technology	90,819,322	90,819,322	-	-
Materials	1,789,582	1,789,582	-	-
Telecommunication Services	2,177,039	2,177,039	-	-
Utilities	152,114	152,114	-	-
Investment Companies	4,215	4,215	-	-
Money Market Funds	6,126,791	6,126,791	-	-
Total Investments in Securities:	$ 184,142,359	$ 184,138,186	$ -	$ 4,173

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $5,488,873) - See accompanying schedule: Unaffiliated issuers (cost $141,906,913)	$ 178,015,568
Fidelity Central Funds (cost $6,126,791)	6,126,791
Total Investments (cost $148,033,704)		$ 184,142,359
Receivable for investments sold		101,384
Dividends receivable		285,582
Distributions receivable from Fidelity Central Funds		16,404
Prepaid expenses		664
Receivable from investment adviser for expense reductions		30,825
Other receivables		12
Total assets		184,577,230

Liabilities
Payable for investments purchased	$ 245,709
Accrued management fee	34,775
Distribution and service plan fees payable	40,516
Other affiliated payables	5,637
Other payables and accrued expenses	114,139
Collateral on securities loaned, at value	5,744,267
Total liabilities		6,185,043

Net Assets		$ 178,392,187
Net Assets consist of:
Paid in capital		$ 145,521,125
Undistributed net investment income		610,106
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,847,702)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,108,658
Net Assets, for 1,500,000 shares outstanding		$ 178,392,187
Net Asset Value, offering price and redemption price per share ($178,392,187 ÷ 1,500,000 shares)		$ 118.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 2,363,629
Income from Fidelity Central Funds (including $268,138 from security lending)		268,762
Total income		2,632,391

Expenses
Management fee	$ 431,272
Transfer agent and custody fees	84,659
Distribution and service plan fees	161,713
Licensing fees	107,810
Accounting and security lending fees	70,265
Independent trustees' compensation	1,186
Audit	70,005
Legal	610
Miscellaneous	8,032
Total expenses before reductions	935,552
Expense reductions	(396,353)	539,199
Net investment income (loss)		2,093,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(652,675)
In-Kind redemptions	5,114,081
Foreign currency transactions	181
Total net realized gain (loss)		4,461,587
Change in net unrealized appreciation (depreciation) on: Investment securities	19,273,244
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		19,273,245
Net gain (loss)		23,734,832
Net increase (decrease) in net assets resulting from operations		$ 25,828,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,093,192	$ 1,461,296
Net realized gain (loss)	4,461,587	13,526,386
Change in net unrealized appreciation (depreciation)	19,273,245	(6,582,383)
Net increase (decrease) in net assets resulting from operations	25,828,024	8,405,299
Distributions to shareholders from net investment income	(1,832,000)	(1,325,000)
Share transactions Proceeds from sales of shares	11,081,070	33,127,486
Cost of shares redeemed	(11,907,676)	(33,009,309)
Net increase (decrease) in net assets resulting from share transactions	(826,606)	118,177
Total increase (decrease) in net assets	23,169,418	7,198,476

Net Assets
Beginning of period	155,222,769	148,024,293
End of period (including undistributed net investment income of $610,106 and undistributed net investment income of $405,396, respectively)	$ 178,392,187	$ 155,222,769
Other Information Shares
Sold	100,000	300,000
Redeemed	(100,000)	(300,000)
Net increase (decrease)	-	-

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 103.48	$ 98.68	$ 84.65	$ 60.62	$ 104.53
Income from Investment Operations
Net investment income (loss) B	1.35	.93	.71	.55	.69
Net realized and unrealized gain (loss)	15.29	4.74	13.92	23.95	(43.96)
Total from investment operations	16.64	5.67	14.63	24.50	(43.27)
Distributions from net investment income	(1.19)	(.87)	(.60)	(.47)	(.53)
Distributions from net realized gain	-	-	-	-	(.11)
Total distributions	(1.19)	(.87)	(.60)	(.47)	(.64)
Net asset value, end of period	$ 118.93	$ 103.48	$ 98.68	$ 84.65	$ 60.62
Total Return A	16.13%	5.75%	17.35%	40.62%	(41.62)%
Ratios to Average Net Assets C,E
Expenses before reductions	.52%	.53%	.58%	.65%	.73%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	1.16%	.88%	.78%	.78%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,392	$ 155,223	$ 148,024	$ 126,970	$ 78,805
Portfolio turnover rate D,F	10%	6%	6%	7%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, Passive Foreign Investment Companies (PFIC), Excise tax regulations, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,297,713
Gross unrealized depreciation	(19,122,020)
Net unrealized appreciation (depreciation) on securities and other investments	$ 36,175,693

Tax Cost	$ 147,966,666

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 610,106
Capital loss carryforward	$ (3,715,602)
Net unrealized appreciation (depreciation)	$ 36,175,696

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,673,753)
2017	(1,453,838)
2018	(118,806)
Total with expiration	(3,246,397)
No expiration
Short-term	(303,267)
Long-term	(165,938)
Total no expiration	(469,205)
Total capital loss carryforward	$ (3,715,602)

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 1,832,000	$ 1,325,000

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $18,871,689 and $18,575,558, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $11,005,756 and $11,842,961, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2014. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $396,329.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24 respectively.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 17, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Assistant Treasurer (2012-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expense ratio ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also considered that the fund pays The NASDAQ OMX Group, Inc. a 0.06% licensing fee and a 0.09% marketing (12b-1) fee and that the majority of funds in the fund's competitive universe do not have 12b-1 fees.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.30% through January 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ETF-UANN-0113
1.795568.109

Fidelity® Series

100 Index

Fund

Annual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Series 100 Index Fund	17.49%	0.91%	2.16%

A From March 29, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. equity benchmarks posted double-digit gains for the year ending November 30, 2012, despite investors' concerns over debt woes in Europe, slower growth in China and partisan gridlock in Congress. Signs of recovery in the U.S. economy lifted stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.13% for the 12 months, while the technology-heavy Nasdaq Composite® Index gained 16.32% and the blue-chip-laden Dow Jones Industrial AverageSM added 11.10%. Stocks fell early on, but an improving U.S. economy and proposed bailouts in Europe buoyed equities in the first quarter of 2012. Fear resurfaced in April and May, but stocks rebounded in June on central bank stimulus, a reviving U.S. housing market and more eurozone aid. Although equity benchmarks hit multiyear highs in September, pre-election jitters and the looming "fiscal cliff" of tax hikes and federal spending cuts triggered some profit-taking, followed by a brief post-election sell-off. Hurricane Sandy's aftereffects added to uncertainty, but stocks proved resilient. Five of the 10 sectors within the S&P 500® Index outperformed the benchmark, led by financials and consumer discretionary, while energy and utilities lagged the most, with only modest gains. Despite eurozone turmoil, foreign developed-markets stocks rose, with the MSCI® EAFE® Index adding 12.76%.

Comments from James Francis, senior portfolio manager of the Geode Capital Management, LLC, investment team for Fidelity® Series 100 Index Fund: For the year, Fidelity Series 100 Index Fund returned 17.49%, compared with 17.80% for the benchmark S&P 100® Index. By a wide margin, the fund's top individual contributor - and the largest index weighting - during the reporting period was Apple, the giant consumer electronics and computer manufacturer whose shares were up roughly 54%, despite a sizable correction in the period's final months. Industrial conglomerate General Electric also added value, as did a trio of financial institutions: Bank of America, JPMorgan Chase and Wells Fargo. Energy producer Exxon Mobil, pharmaceuticals manufacturer Pfizer, home-products superstore chain Home Depot, and two communication services providers, Comcast and AT&T, also contributed. In contrast, Hewlett-Packard, a maker of personal computers and peripherals, was the biggest detractor, as its shares lost more than half their value during the period. A rival computer company, Dell, and semiconductor giant Intel also hurt. Elsewhere, energy stocks Occidental Petroleum and Apache hampered results, while Exelon, an electric utility, and Caterpillar, a manufacturer of construction and mining equipment, were additional laggards.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.20%	$ 1,000.00	$ 1,094.50	$ 1.05
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.00	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.7	6.9
Exxon Mobil Corp.	5.0	4.8
General Electric Co.	2.7	2.6
Chevron Corp.	2.5	2.5
IBM Corp.	2.5	2.9
Microsoft Corp.	2.5	2.8
AT&T, Inc.	2.4	2.6
Procter & Gamble Co.	2.4	2.2
Johnson & Johnson	2.4	2.2
Pfizer, Inc.	2.3	2.1
	31.4
Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	24.1
Financials	12.7	11.9
Consumer Staples	12.7	13.2
Energy	12.5	12.3
Health Care	12.0	11.1
Consumer Discretionary	9.3	8.7
Industrials	9.3	9.7
Telecommunication Services	3.9	4.1
Materials	2.0	2.0
Utilities	1.0	1.2

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.5%
Ford Motor Co.	3,736,134	$ 42,778,734
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	987,846	85,982,116
Starbucks Corp.	744,486	38,616,489
		124,598,605
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	354,270	89,293,754
Media - 3.5%
Comcast Corp. Class A	2,621,204	97,456,365
News Corp. Class A	1,994,351	49,140,809
The Walt Disney Co.	1,757,647	87,284,750
Time Warner, Inc.	929,555	43,967,952
		277,849,876
Multiline Retail - 0.5%
Target Corp.	641,518	40,499,031
Specialty Retail - 1.7%
Home Depot, Inc.	1,476,670	96,086,917
Lowe's Companies, Inc.	1,117,283	40,322,743
		136,409,660
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	360,135	35,105,960
TOTAL CONSUMER DISCRETIONARY		746,535,620
CONSUMER STAPLES - 12.7%
Beverages - 3.1%
PepsiCo, Inc.	1,524,506	107,035,566
The Coca-Cola Co.	3,792,621	143,816,188
		250,851,754
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	423,519	44,041,741
CVS Caremark Corp.	1,246,265	57,963,785
Wal-Mart Stores, Inc.	1,646,413	118,574,664
Walgreen Co.	839,595	28,470,666
		249,050,856
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.8%
H.J. Heinz Co.	313,696	$ 18,338,668
Mondelez International, Inc. (a)	1,738,425	45,007,823
		63,346,491
Household Products - 3.0%
Colgate-Palmolive Co.	436,622	47,373,487
Procter & Gamble Co.	2,698,052	188,404,971
		235,778,458
Tobacco - 2.7%
Altria Group, Inc.	1,991,337	67,327,104
Philip Morris International, Inc.	1,651,311	148,419,833
		215,746,937
TOTAL CONSUMER STAPLES		1,014,774,496
ENERGY - 12.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	430,586	18,579,786
Halliburton Co.	908,812	30,308,880
National Oilwell Varco, Inc.	417,718	28,530,139
Schlumberger Ltd.	1,299,939	93,101,631
		170,520,436
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	489,479	35,824,968
Apache Corp.	383,230	29,543,201
Chevron Corp.	1,922,086	203,145,269
ConocoPhillips	1,189,755	67,744,650
Devon Energy Corp.	368,507	19,040,757
Exxon Mobil Corp.	4,521,713	398,543,784
Occidental Petroleum Corp.	793,414	59,672,667
The Williams Companies, Inc.	613,681	20,153,284
		833,668,580
TOTAL ENERGY		1,004,189,016
FINANCIALS - 12.7%
Capital Markets - 1.3%
Bank of New York Mellon Corp. (d)	1,157,187	27,703,057
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	441,453	$ 51,998,749
Morgan Stanley	1,354,628	22,852,574
		102,554,380
Commercial Banks - 2.7%
U.S. Bancorp	1,856,610	59,894,239
Wells Fargo & Co.	4,812,155	158,849,237
		218,743,476
Consumer Finance - 1.1%
American Express Co.	966,142	54,007,338
Capital One Financial Corp.	569,140	32,782,464
		86,789,802
Diversified Financial Services - 4.4%
Bank of America Corp.	10,556,960	104,091,626
Citigroup, Inc.	2,872,622	99,306,543
JPMorgan Chase & Co.	3,721,210	152,867,307
		356,265,476
Insurance - 2.6%
Allstate Corp.	475,030	19,229,214
Berkshire Hathaway, Inc. Class B (a)	1,796,398	158,226,736
MetLife, Inc. (d)	1,040,567	34,536,419
		211,992,369
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	297,139	45,203,756
TOTAL FINANCIALS		1,021,549,259
HEALTH CARE - 12.0%
Biotechnology - 1.5%
Amgen, Inc.	755,035	67,047,108
Gilead Sciences, Inc. (a)(d)	741,125	55,584,375
		122,631,483
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	536,062	35,524,829
Medtronic, Inc.	999,318	42,081,281
		77,606,110
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	1,011,626	55,022,338
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.8%
Abbott Laboratories	1,537,299	$ 99,924,435
Bristol-Myers Squibb Co.	1,644,748	53,668,127
Eli Lilly & Co.	1,000,329	49,056,134
Johnson & Johnson	2,700,761	188,324,065
Merck & Co., Inc.	2,983,461	132,167,322
Pfizer, Inc.	7,317,009	183,071,565
		706,211,648
TOTAL HEALTH CARE		961,471,579
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	324,844	21,602,126
Honeywell International, Inc.	764,634	46,895,003
Lockheed Martin Corp.	263,770	24,609,741
Raytheon Co.	325,243	18,581,133
The Boeing Co.	662,806	49,233,230
United Technologies Corp.	821,720	65,827,989
		226,749,222
Air Freight & Logistics - 1.0%
FedEx Corp.	286,059	25,610,862
United Parcel Service, Inc. Class B	704,157	51,480,918
		77,091,780
Electrical Equipment - 0.5%
Emerson Electric Co.	712,480	35,787,870
Industrial Conglomerates - 3.4%
3M Co.	623,030	56,664,579
General Electric Co.	10,343,306	218,554,056
		275,218,635
Machinery - 0.7%
Caterpillar, Inc.	639,934	54,547,974
Road & Rail - 0.9%
Norfolk Southern Corp.	312,995	18,898,638
Union Pacific Corp.	463,940	56,962,553
		75,861,191
TOTAL INDUSTRIALS		745,256,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 2.6%
Cisco Systems, Inc.	5,182,076	$ 97,993,057
QUALCOMM, Inc.	1,668,578	106,154,932
		204,147,989
Computers & Peripherals - 7.8%
Apple, Inc.	918,271	537,445,647
Dell, Inc.	1,427,325	13,759,413
EMC Corp. (a)	2,055,879	51,026,917
Hewlett-Packard Co.	1,926,025	25,019,065
		627,251,042
Internet Software & Services - 3.0%
eBay, Inc. (a)	1,136,128	60,010,281
Google, Inc. Class A (a)	259,489	181,219,333
		241,229,614
IT Services - 4.6%
Accenture PLC Class A (d)	621,843	42,235,577
IBM Corp.	1,052,281	200,007,050
MasterCard, Inc. Class A	105,135	51,377,372
Visa, Inc. Class A	512,004	76,652,119
		370,272,118
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	4,900,874	95,910,104
Texas Instruments, Inc.	1,114,534	32,845,317
		128,755,421
Software - 4.0%
Microsoft Corp.	7,391,040	196,749,485
Oracle Corp.	3,730,615	119,752,742
		316,502,227
TOTAL INFORMATION TECHNOLOGY		1,888,158,411
MATERIALS - 2.0%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co. (d)	911,381	39,316,976
Monsanto Co.	522,071	47,816,483
The Dow Chemical Co.	1,173,650	35,432,494
		122,565,953
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	929,872	$ 36,274,307
TOTAL MATERIALS		158,840,260
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	5,651,237	192,876,719
Verizon Communications, Inc. (d)	2,790,722	123,126,654
		316,003,373
UTILITIES - 1.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	475,006	20,259,006
Exelon Corp.	836,150	25,268,454
Southern Co.	856,944	37,319,911
		82,847,371
TOTAL COMMON STOCKS (Cost $7,723,399,389)		7,939,626,057
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% 12/27/12 (e) (Cost $4,999,537)	$ 5,000,000	4,999,650
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	48,164,082	48,164,082
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	52,562,972	52,562,972
TOTAL MONEY MARKET FUNDS (Cost $100,727,054)		100,727,054
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,829,125,980)		8,045,352,761
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(25,823,639)
NET ASSETS - 100%		$ 8,019,529,122
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
242 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 17,114,240	$ (457,392)
175 CME S&P 500 Index Contracts	Dec. 2012	61,880,000	157,742
TOTAL EQUITY INDEX CONTRACTS		$ 78,994,240	$ (299,650)
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,199,706.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,560
Fidelity Securities Lending Cash Central Fund	139,274
Total	$ 236,834
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 746,535,620	$ 746,535,620	$ -	$ -
Consumer Staples	1,014,774,496	1,014,774,496	-	-
Energy	1,004,189,016	1,004,189,016	-	-
Financials	1,021,549,259	1,021,549,259	-	-
Health Care	961,471,579	961,471,579	-	-
Industrials	745,256,672	745,256,672	-	-
Information Technology	1,888,158,411	1,888,158,411	-	-
Materials	158,840,260	158,840,260	-	-
Telecommunication Services	316,003,374	316,003,374	-	-
Utilities	82,847,370	82,847,370	-	-
U.S. Government and Government Agency Obligations	4,999,650	-	4,999,650	-
Money Market Funds	100,727,054	100,727,054	-	-
Total Investments in Securities:	$ 8,045,352,761	$ 8,040,353,111	$ 4,999,650	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 157,742	$ 157,742	$ -	$ -
Liabilities
Futures Contracts	$ (457,392)	$ (457,392)	$ -	$ -
Total Derivative Instruments:	$ (299,650)	$ (299,650)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 157,742	$ (457,392)
Total Value of Derivatives	$ 157,742	$ (457,392)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $51,301,428) - See accompanying schedule: Unaffiliated issuers (cost $7,728,398,926)	$ 7,944,625,707
Fidelity Central Funds (cost $100,727,054)	100,727,054
Total Investments (cost $7,829,125,980)		$ 8,045,352,761
Receivable for fund shares sold		7,205,785
Dividends receivable		23,645,798
Distributions receivable from Fidelity Central Funds		10,850
Other receivables		40,666
Total assets		8,076,255,860

Liabilities
Payable for fund shares redeemed	2,788,271
Accrued management fee	1,310,699
Payable for daily variation margin on futures contracts	64,796
Collateral on securities loaned, at value	52,562,972
Total liabilities		56,726,738

Net Assets		$ 8,019,529,122
Net Assets consist of:
Paid in capital		$ 8,380,615,535
Undistributed net investment income		149,899,449
Accumulated undistributed net realized gain (loss) on investments		(726,912,993)
Net unrealized appreciation (depreciation) on investments		215,927,131
Net Assets, for 787,047,850 shares outstanding		$ 8,019,529,122
Net Asset Value, offering price and redemption price per share ($8,019,529,122 ÷ 787,047,850 shares)		$ 10.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 173,720,987
Interest		6,933
Income from Fidelity Central Funds		236,834
Total income		173,964,754

Expenses
Management fee	$ 14,609,598
Independent trustees' compensation	47,905
Miscellaneous	19,283
Total expenses before reductions	14,676,786
Expense reductions	(76)	14,676,710
Net investment income (loss)		159,288,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,663,112
Futures contracts	16,412,143
Total net realized gain (loss)		71,075,255
Change in net unrealized appreciation (depreciation) on: Investment securities	930,596,593
Futures contracts	(940,702)
Total change in net unrealized appreciation (depreciation)		929,655,891
Net gain (loss)		1,000,731,146
Net increase (decrease) in net assets resulting from operations		$ 1,160,019,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,288,044	$ 129,623,807
Net realized gain (loss)	71,075,255	42,159,647
Change in net unrealized appreciation (depreciation)	929,655,891	316,177,925
Net increase (decrease) in net assets resulting from operations	1,160,019,190	487,961,379
Distributions to shareholders from net investment income	(129,639,109)	(119,307,398)
Share transactions Proceeds from sales of shares	2,133,947,895	1,835,441,067
Reinvestment of distributions	129,639,109	119,307,398
Cost of shares redeemed	(1,687,805,507)	(1,706,459,362)
Net increase (decrease) in net assets resulting from share transactions	575,781,497	248,289,103
Total increase (decrease) in net assets	1,606,161,578	616,943,084

Net Assets
Beginning of period	6,413,367,544	5,796,424,460
End of period (including undistributed net investment income of $149,899,449 and undistributed net investment income of $120,567,540, respectively)	$ 8,019,529,122	$ 6,413,367,544
Other Information Shares
Sold	222,489,890	208,842,264
Issued in reinvestment of distributions	14,782,110	13,872,953
Redeemed	(175,218,824)	(193,418,603)
Net increase (decrease)	62,053,176	29,296,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Income from Investment Operations
Net investment income (loss) B	.21	.18	.17	.18	.22
Net realized and unrealized gain (loss)	1.31	.51	.29	1.23	(4.06)
Total from investment operations	1.52	.69	.46	1.41	(3.84)
Distributions from net investment income	(.18)	(.17)	(.18)	(.20)	(.11)
Net asset value, end of period	$ 10.19	$ 8.85	$ 8.33	$ 8.05	$ 6.84
Total Return A	17.49%	8.34%	5.83%	21.29%	(35.95)%
Ratios to Average Net Assets C,E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.19%
Net investment income (loss)	2.17%	2.05%	2.06%	2.64%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,019,529	$ 6,413,368	$ 5,796,424	$ 5,838,679	$ 5,217,501
Portfolio turnover rate D	10%	6%	6%	18%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in-kind, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,281,630,810
Gross unrealized depreciation	(1,101,464,616)
Net unrealized appreciation (depreciation) on securities and other investments	$ 180,166,194

Tax Cost	$ 7,865,186,567

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 149,899,454
Capital loss carryforward	$ (691,152,061)
Net unrealized appreciation (depreciation)	$ 180,166,194

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (393,833,481)
2018	(297,318,580)
Total capital loss carryforward	$ (691,152,061)

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 129,639,109	$ 119,307,398

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $16,412,143 and a change in net unrealized appreciation (depreciation) of ($940,702) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,315,904,661 and $718,732,705, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,283 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required

Annual Report

8. Security Lending - continued

collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $139,274.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $76.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Effective after the close of business on December 7, 2012, 587,282,406 shares of the Fund held by the Fidelity Advisor Freedom Funds, Fidelity Freedom Funds, and Fidelity Freedom K Funds were redeemed for cash and securities, with a value of $5,982,058,589. The Fund did not recognize gain or loss for federal income tax purposes.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund as of November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Assistant Treasurer (2012-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Annual Report

Fidelity Series 100 Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund relative to the index it seeks to track.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HUN-ANN-0113
1.842443.105

Item 2. Code of Ethics

As of the end of the period, November 30, 2012, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the "Funds"):

Services Billed by Deloitte Entities

November 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$41,000	$-	$5,700	$400
Fidelity Series 100 Index Fund	$49,000	$-	$5,700	$1,400

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$41,000	$-	$5,800	$300
Fidelity Series 100 Index Fund	$49,000	$-	$5,700	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the "Fund"):

Services Billed by PwC

November 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$64,000	$-	$4,300	$1,600

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$64,000	$-	$4,300	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2012A	November 30, 2011A
Audit-Related Fees	$880,000	$610,000
Tax Fees	$-	$-
All Other Fees	$955,000	$605,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2012A	November 30, 2011A
Audit-Related Fees	$5,130,000	$3,505,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2012 A	November 30, 2011 A
PwC	$6,045,000	$5,250,000
Deloitte Entities	$1,885,000	$1,320,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2012, the members of the audit committee were Joseph Mauriello, Alan J. Lacy, Robert W. Selander and Michael E. Wiley.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity Series 100 Index Fund:

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 25, 2013